UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2011

Semi-Annual Report of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

ALL AMERICA FUND EQUITY INDEX FUND MID-CAP EQUITY INDEX FUND SMALL CAP VALUE FUND SMALL CAP GROWTH FUND BOND FUND MONEY MARKET FUND

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Semi-Annual Report for the six months ended June 30, 2011. This Semi-Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during the first half of 2011.

Given the dramatic events that have occurred since the end of the second quarter of 2011, our discussion below focuses on a market perspective as of mid-August 2011. At this time, the S&P 500® has declined 18% since its most recent peak in early July, about the same from its late April peak and 11% from the beginning of the year. Ten-year bond yields have plummeted to an historical low of nearly 2.00%, and five-year Treasury yields have fallen below 1.00%.

We believe the rapid deterioration in the U.S. stock market, as well as those of most other nations, and the movement of money into U.S. Treasuries reflect the loss of confidence by investors around the world in the ability of policy makers — whether in Europe, the United States or China — to find effective and permanent solutions to the risks facing their respective domestic economies, solutions that are crucial to global growth.

Interrelated Global Financial System

Currently, there are a multitude of risks facing the domestic and global economies. These include the European sovereign debt crisis, the debt ceiling/budget cut crisis in the United States, the potential slowdown of Chinese economic growth and the exceptionally slow domestic recovery — a recovery that seems increasingly likely to fall into another recession. All of these issues are interrelated through the global financial system and trade markets.

Despite Europe's decision to bail out Greece, the European sovereign debt crisis has not been solved. Markets have in fact viewed this effort as insufficient to address the larger issue of high debt levels in other European nations, specifically Ireland, Portugal, Spain and Italy and, most recently, France. Immediately after the announcement of the Greek bailout, the yields on the sovereign debt of Spain and Italy began to rise quickly to above 6%, a level considered the upper limit for issuing new debt to refinance maturing debt or to fund other obligations. In short, markets judged the Greek bailout as merely deferring the hard decisions that have to be made, in effect, "kicking the can down the road."

In recent days, the European Central Bank (ECB) has begun to purchase Spanish and Italian debt after having bought Portuguese and Irish bonds the week before. These steps were taken on condition that these countries implement serious austerity programs, but it will take time to evaluate whether such programs are effective in realigning debt levels to growth prospects. While the buying programs have driven Spanish and Italian rates down about one percent, the amount purchased so far is a small fraction of the total debt outstanding. And, by the way, the Greek bailout still has to be ratified by the parliaments of all the European Union (EU) member nations.

The bottom line is that a true solution has not been found, and the issue will continue to plague the eurozone economy, the global economy and the global financial system, probably for years to come. The risk is that the problem escalates rapidly, yielding sovereign defaults and bank failures. Such an outcome would be a "Lehman" event that could plunge the world into an even worse state of affairs than experienced when that company was allowed to fail in 2008.

The most credible long-term plan for addressing the problem is for all the individual nations of the EU to cede at least partial sovereignty to a central government with the power to orchestrate fiscal policy for the member nations through the issuance of debt backed by the EU as a whole, essentially a Federalist system such as that of the United States. The probability of such an action is very low; but the alternative is the dissolution of the EU as it currently exists along with the end of the euro as a global currency. Unfortunately, given Europe's history, the odds favor the latter outcome, which would be a huge setback not only for Europe, but also for world stability.

The Debate in Washington

The United States faces essentially the same problem, namely, an excess of debt that is likely to grow over time as deficits pile up. The rancorous debt ceiling/budget cut debate in Washington to address this issue was a grand testament to the extreme partisanship of the Republican and Democratic parties and undermined the spirit of compromise that has been the defining characteristic of our democratic society. Yes, a deal was reached eventually. But the process was so bitter and divisive that it destroyed confidence, both domestically and globally, that our government could effectively address dire problems. The amount of budget cuts agreed upon was half of what was deemed necessary by most commentators and, more importantly, Standard & Poors® (S&P®). While the deal avoided default, S&P® subsequently downgraded the ratings of U.S. government debt from AAA, the highest rating assigned, to AA+. By the standards of at least this one rating agency, the debt of the U.S. was no longer to be viewed as "risk free." Subsequently, both Moody's and Fitch Ratings reaffirmed their AAA ratings, although Moody's maintained its negative outlook while Fitch issued a stable outlook for the U.S.

Ironically, despite a lower S&P® credit rating, the anxiety and uncertainty raised by the dual failures of European and U. S. leaders to adequately address their respective problems has led to a tremendous flow of investment into U. S. Treasury securities. At the same time, S&P®'s rating downgrade appears to have catalyzed investors' worries, leading to a rapid decline in stock markets around the world.

Possibility of a Global Recession

In addition to the loss of confidence in global policy makers and the accompanying anxiety and uncertainty, investors have also apparently come to believe that a U.S. and possibly a European recession are at hand. When anxiety and uncertainty increase, consumers and business leaders become more cautious and, as a result, reduce spending. And less spending raises the probability that an already anemic recovery stalls out.

Recession in the U.S. and/or Europe, two huge components of world Gross Domestic Product, would surely lead to a global recession. Bond yields generally decline as economies slide into recession. And stock markets always fall. The recent spate of economic data for the U.S., EU and China have all suggested a slowing in growth of a magnitude not explainable only by supply disruptions caused by the Japanese nuclear disaster or erratic weather patterns. If we are truly headed into recession, stock markets will remain under pressure as earnings estimates, actual earnings and growth prospects are lowered.

The Federal Reserve's August 9th announcement that it would keep short-term interest rates at effectively 0% until "at least mid-2013" met initially with skepticism, then euphoria, during the final hour and a half of trading following the Fed's report. In fact, the S&P 500 advanced 6.5% during that brief interval. But the following day, the market continued its decline, falling nearly 4.5%. Interpretation: even the Federal Reserve had lost credibility with investors.

A Variety of Positive Factors

It is difficult to find many positives to talk about in the midst of all this gloom and doom. However, even acknowledging the increased risks, the negative reaction of markets may actually heighten the sense of urgency of policy makers to come up with more dramatic and creative solutions to these very serious issues. It may also lead to more globally coordinated action such as was seen in the early stages of the 2008 financial crisis, especially if the current debt crisis threatens to spiral out of control.

On a more fundamental basis, there are a variety of positives to note. Corporate profits continue to be robust. During the most recent quarter, 70% of S&P 500 companies beat both revenue and earnings expectations, continuing nine straight quarters of positive results. Moreover, margins have approached historical highs. Granted, a good portion of the profit strength has been driven by strong demand from outside the United States. Currency translation from stronger currencies into dollars has also helped. Of course, a U.S. or global recession would lead to a decline in corporate profits, but the magnitude would probably be less than witnessed in 2008 and 2009 unless it was caused by another global financial shock. And valuations on stocks are far lower now than they were then.

Will Earnings Hold Up?

In fact, the current price/earnings ratio of 11.7 times one-year-forward earnings per share is near the lows in early 2009 at the peak in anxiety over the financial crisis and near the trough in one-year forward earnings estimates. Today, however, forward estimates are actually still rising although at a decelerating pace. The low current price/earnings multiple suggests that equity investors are already anticipating a recession and that forward earnings estimates will prove seriously off the mark.

As acknowledged already, a recession will lead to lower earning and lower stock prices. But with valuations already discounting lower earnings, stock declines will probably mirror only the magnitude of earnings decline, without a serious compression in the price/earnings multiple. Assuming earnings come in 25% lower than current 2012 estimates of about $110 per share, and given the market is already down about 18% from its peak in late April, the downside for stocks from here is probably at worst another 12% to 15% — to about 1000 on the S&P 500 Index. To the extent that earnings hold up better than such a scenario posits, we are probably closer to a stock market bottom than current fears suggest and would expect the market to rally from recent lows back toward peak levels reached earlier in the year. Again, however, if a major "macro accident" leads to another deep recession, the downside for stocks could be greater.

Lower Anxiety Now Versus 2008

Perhaps more importantly, corporations are flush with cash. Among the S&P 500 companies, cash balances total $1.2 trillion, almost as much as this year's projected U.S. budget deficit, and up more than 50% than they had been right before the 2008 financial crisis. Most of this cash has been generated through operating cash flow while corporate borrowing at historically low interest rates have added to the cash hoard at very low cost. This means that corporations are better able to endure a downturn than they were three years ago.

The recent volatility in stock and Treasury markets is reminiscent of conditions in late 2008 and early 2009. However, by a number of measures, the degree of anxiety now is much lower. For instance, triple-B corporate bond yields rose from about 4.0% to almost 8.0% in the former period, but today stand at 2.6%. From another perspective, the spread (or difference) between the yields on these corporate bonds and 5-year Treasuries has fallen from a high in early 2009 of nearly 6.0% to less than 1.0% today — actually lower than the months just prior to the Lehman bankruptcy. Similarly, for stock markets, the Chicago Board Options Exchange Market Volatility Index, which is generally viewed as a "fear index," although advancing significantly and rapidly over the past few weeks, is still far below the levels reached during the 2008 financial crisis.

As for S&P®'s rating downgrade of U.S. sovereign debt, rather than dropping as expected, demand for Treasury Notes has actually risen, causing yields to drop to historic lows. Another interesting observation that suggests that U.S. debt is still viewed as the safest investment in the world is that prices on its Credit Default Swaps (CDS), essentially insurance premiums for protection against default, remain the lowest in the world except for Norway. Although CDS prices on U.S. debt have increased by about 40% over the last three months, Japanese CDS prices are up nearly 25%, Australia's are up 53%, Germany's nearly 130% and those of France by 230%. While a AA+ rating for U.S. debt implies nominally that it is no longer "risk free," it seems to have been deemed by market participants as more so than that of any other nation...except Norway. However, the amount of Norwegian sovereign debt outstanding would be insufficient to satisfy the voracious world demand for safe and secure investment.

U.S. Treasury Market Still Safe Haven

In short, the U. S. Treasury market will continue to be viewed as the safest haven for investment in the world for the very simple reason that everyone knows that this government will never fail to pay its obligations despite ratings agencies and naysayers.

And yet, despite these positives, the issues facing the world will not remedy themselves and by their very complexity will require not only bold initiatives, but time. Even an effective game plan for confronting these seemingly intractable problems over a period of years will have to incorporate safeguards to insure against macro "accidents" (sovereign default, European banking crisis, international currency crisis, drastic slump in Chinese growth) along the way to eventual solution. It is incumbent upon policy makers to take immediate and credible action in order to quickly restore confidence so that, despite a lower U.S. credit rating, banks will lend, businesses will invest and hire and consumers will spend.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2011

All America Fund	+5.22%
Equity Index Fund	+6.01%
Mid-Cap Equity Index Fund	+8.68%
Small Cap Value Fund	+6.29%
Small Cap Growth Fund	+7.43%
Bond Fund	+2.37%
Money Market Fund	+0.00%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow include brief discussions of each Fund's performance for the six months ended June 30, 2011 compared with its relevant index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the six months ended June 30, 2011, the S&P 500 of large capitalization stocks increased by 6.02% on a total return basis, while the Russell 2000® Growth Index was up 8.59% and the Russell 2000® Value Index was up 3.77%.

The All America Fund's return for year ended December 31, 2010, was 5.22% versus the benchmark return of 6.02%. The modest underperformance of the Fund was the result of the underperformance of both the Small Cap Growth and Large Cap components of the Fund offsetting the significant outperformance of the Small Cap Value portion of the Fund. The Equity Index component matched the index for the period.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 for the most part traded within an approximate 100 point range of 1250 – 1350 (the high was reached on May 2, 2011, at 1370) during the first half of the year. The first of two major market corrections occurred in March following the Japan disaster and the second in the beginning of June. The more recent sell off is a mirror image of the same time frame in 2010. Market participants became jittery over sovereign debt worries in Europe, softening economic data in the U.S. and China and continued high unemployment. The S&P 500 rallied into the end of the quarter as the European Central Bank announced potential solutions for avoiding a default in Greece and the Federal Reserve indicated the possibility of further quantitative easing if the economy continued to falter. Healthcare, Energy and Consumer Discretionary were the best performing sectors for the first half of 2011, returning 12.7%, 10.4% and 7.6%, respectively. Materials and Information Technology underperformed the market, up 2.6% and 1.6%, respectively. Financials was by far the worst performing, down 3.7%, and the only sector to have a negative return for the first two quarters.

The Equity Index Fund's performance for the six months ended June 30, 2011, was 6.01%, in line with the benchmark return of 6.02%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 continued to outperform the S&P 500® Index for the six months ended June 30, 2011. As was the case during the last two years, small- and mid-cap companies were again preferred by investors and significantly outperformed their large-cap counterparts. Within the S&P MidCap 400, the Consumer Staples sector was extremely strong, up 31.5%. Similar to their large-cap counterparts, Healthcare and Energy also outperformed and were up 13.5% and 11.1%, respectively. Financials and Telecom Services were the worst performing sectors, returning 1.5% and 0.5%, respectively.

The Mid-Cap Equity Index Fund's performance for the six months ended June 30, 2011, 2010, was 8.68%, in line with the 8.56% return of the S&P MidCap 400.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2011, the Small Cap Value Fund returned 6.29% versus a 3.77% return for the Russell 2000 Value Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Finance, Technology and Consumer Cyclical while sectors detracting from Fund performance included Healthcare and Consumer Staples.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 7.43% during the six months ended June 30, 2011. The Fund's benchmark, the Russell 2000® Growth Index, returned 8.59% for the period.

The Small Cap Growth Fund underperformed relative to its benchmark due to underweights in companies with growth rates over 20% and those with the highest price/earnings ratios. Healthcare and Financials were not areas where we outperformed the benchmark. From a portfolio management standpoint, stock selection allowed us to add significant value in both the Technology and Industrial sectors.

Cash equivalents were an overall drag on performance for the first six months of the year; however, we continue to believe that an approximately 4% cash level is prudent given the overall volatility of the small capitalization growth marketplace and the uncertainties in the domestic economy.

With our bottom-up stock selection approach, we remain focused on companies that have sustainable top line growth as opposed to those that have benefited from policy stimulus or margin expansion (reduced operating expenses).

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

For the first half of 2011, the Federal Reserve remained committed to keeping short-term rates low in an effort to stimulate the economy, reliquefy the banking system and support the mortgage market. Longer-term rates also remained at historically low levels. Consequently, the yield curve became very steep. At the end of June, the difference between two- and thirty-year government yields was 390 basis points.

The corporate bond market performed well due to the decline in absolute yields as well as a continuing tightening of the spreads between government and corporate bonds. This was created by a supply/demand imbalance that left investors desperate for quality investments with reasonable income.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, emphasize relatively short corporate bonds with high yields, establish extreme credit diversification and take a market weight in mortgage-related securities.

The Bond Fund's return for the six months ended June 30, 2011, was 2.37%, compared to 2.72% for the Barclays Capital U.S. Aggregate Bond Index. The Fund's underperformance was due to its shorter duration and underweighting of government-related securities compared with the benchmark.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.00% for the six months ended June 30, 2011, in line with the 0.06% return for the Citigroup 3-Month Treasury Bill Index. Note that the performance of the Money Market Fund includes reimbursement of management fees and certain operating expenses to the extent necessary to ensure that the fund does not experience a negative yield.

The recurring theme in the money market sector continued to be historically low yields and a shrinking supply of eligible investments. The Federal Reserve remained committed to a near-zero interest rate policy by keeping the Fed Funds target rate unchanged at a range of 0 to 0.25%. Consequently, returns were greatly impacted, as funds from maturing securities are now being reinvested at much lower yields. The Fund's strategy will continue to focus on quality and a high degree of liquidity by maintaining a relatively short weighted average maturity.

The seven-day effective yield as of August 16, 2011, was 0.12%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2011 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2011 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, through April 30, 2010, Mutual of America Capital Management Corporation, the Funds' Advisor, contractually agreed to limit each Fund's total operating expenses to its investment management fees. Effective May 1, 2010, a new contractual agreement went into effect which only limits the Equity Index and Mid-Cap Equity Index Funds' total operating expenses to their respective investment management fees. The other Funds' expenses are no longer limited. In addition, effective September 3, 2009, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.16% for the Money Market Fund during the six months ended June 30, 2011 and resulted in the Fund being reimbursed for all other operating expenses during that period.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period ending June 30, 2011 under the expense limitations in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 – June 30, 2011
Actual	$1,000.00	$1,052.22	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,018.51	$5.91

*  Expenses are equal to the Fund's annual expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 – June 30, 2011
Actual	$1,000.00	$1,060.10	$0.64
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.63

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 – June 30, 2011
Actual	$1,000.00	$1,086.82	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.63

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 – June 30, 2011
Actual	$1,000.00	$1,062.90	$7.42
Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	$7.25

*  Expenses are equal to the Fund's annual expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 – June 30, 2011
Actual	$1,000.00	$1,074.30	$7.41
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.20

*  Expenses are equal to the Fund's annual expense ratio of 1.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 – June 30, 2011
Actual	$1,000.00	$1,023.71	$5.67
Hypothetical (5% return before expenses)	$1,000.00	$1,018.76	$5.66

*  Expenses are equal to the Fund's annual expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 – June 30, 2011
Actual	$1,000.00	$1,000.00	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,018.76	$5.66

*  Expenses are equal to the Fund's annual expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (6.1%)
Amazon.com, Inc.*	727	$148,664
Disney (Walt) Co.	3,867	150,968
Ford Motor Co.*	8,086	111,506
McDonald's Corp.	2,049	172,772
Starbucks Corp.	1,506	59,472
Other Securities	51,999	1,961,186
		2,604,568
CONSUMER STAPLES (6.1%)
Coca-Cola Co.	4,614	310,476
PepsiCo, Inc.	3,202	225,517
Philip Morris Int'l., Inc.	3,554	237,301
Proctor & Gamble Co.	5,663	359,997
Wal-Mart Stores, Inc.	3,851	204,642
Other Securities	31,452	1,224,994
		2,562,927
ENERGY (7.5%)
Apache Corp.	784	96,738
Chevron Corp.	4,100	421,639
ConocoPhillips	2,859	214,968
Exxon Mobil Corp.	10,111	822,828
Halliburton Co.	1,954	99,654
Occidental Petroleum Corp.	1,674	174,163
Schlumberger Ltd.	2,806	242,438
Other Securities	22,277	1,083,857
		3,156,285
FINANCIALS (8.7%)
Bank of America Corp.	20,879	228,834
Berkshire Hathaway, Inc. Cl B*	3,442	266,376
Capital One Financial Corp.	951	49,138
Citigroup, Inc.	5,900	245,676
Goldman Sachs Group, Inc.	1,035	137,748
JPMorgan Chase & Co.	8,111	332,064
MetLife, Inc.	2,186	95,900
Simon Property Group, Inc.	580	67,413
Wells Fargo & Co.	10,346	290,309
Other Securities	62,629	1,968,057
		3,681,515
HEALTH CARE (6.7%)
Abbott Laboratories	3,103	163,280
Johnson & Johnson	5,541	368,587

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	6,300	$222,327
Pfizer, Inc.	16,025	330,115
UnitedHealth Group, Inc.	2,174	112,135
Other Securities	35,081	1,652,158
		2,848,602
INDUSTRIALS (6.4%)
Boeing Co.	1,471	108,751
Caterpillar, Inc.	1,321	140,634
General Electric Co.	21,278	401,303
Union Pacific Corp.	990	103,356
United Technologies Corp.	1,809	160,115
Other Securities	31,863	1,776,705
		2,690,864
INFORMATION TECHNOLOGY (10.4%)
Apple, Inc.*	1,902	638,439
Cisco Systems, Inc.	11,270	175,925
EMC Corp.*	4,249	117,060
Google, Inc. Cl A*	530	268,381
Int'l. Business Machines Corp.	2,449	420,124
Intel Corp.	10,870	240,879
Microsoft Corp.	14,768	383,968
Oracle Corp.	7,875	259,166
QUALCOMM, Inc.	3,486	197,970
Other Securities	57,699	1,686,942
		4,388,854
MATERIALS (2.2%)
Freeport-McMoRan Copper & Gold, Inc.	1,971	104,266
Other Securities	16,482	808,764
		913,030
TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	11,837	371,800
Verizon Communications, Inc.	5,635	209,791
Other Securities	11,828	163,734
		745,325
UTILITIES (1.9%)
Other Securities	23,724	816,733
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $21,895,115) 57.8%		$24,408,703

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	AAA	0.04 - 0.05%	08/18/11 - 09/08/11	$400,000	$399,985
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $399,971) 1.0%					399,985
TOTAL INDEXED ASSETS (Cost: $22,295,086) 58.8%					$24,808,688

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (4.0%)
Amazon.com, Inc.*	543	$111,038
Disney (Walt) Co.	2,156	84,170
Ford Motor Co.*	8,127	112,071
Starbucks Corp.	3,182	125,657
Other Securities	53,966	1,247,815
		1,680,751
CONSUMER STAPLES (2.4%)
PepsiCo, Inc.	1,482	104,377
Philip Morris Int'l., Inc.	1,716	114,577
Proctor & Gamble Co.	2,398	152,441
Wal-Mart Stores, Inc.	2,648	140,715
Other Securities	15,563	503,541
		1,015,651
ENERGY (4.1%)
Apache Corp.	711	87,730
Chevron Corp.	944	97,081
ConocoPhillips	2,007	150,906
Exxon Mobil Corp.	3,840	312,499
Halliburton Co.	2,367	120,717
McMoRan Exploration Co.*	11,219	207,327
Occidental Petroleum Corp.	1,120	116,525
Other Securities	56,280	609,255
		1,702,040
FINANCIALS (6.8%)
Bank of America Corp.	7,920	86,803
Berkshire Hathaway, Inc. Cl B*	1,322	102,310
Capital One Financial Corp.	2,133	110,212
Citigroup, Inc.	2,085	86,819
Goldman Sachs Group, Inc.	732	97,422
JPMorgan Chase & Co.	4,719	193,196
MetLife, Inc.	2,151	94,364
Simon Property Group, Inc.	770	89,497
Wells Fargo & Co.	5,825	163,450
Other Securities	90,496	1,859,623
		2,883,696
HEALTH CARE (4.3%)
Abbott Laboratories	2,413	126,972
Merck & Co., Inc.	3,307	116,704
Pfizer, Inc.	7,706	158,744
UnitedHealth Group, Inc.	1,486	76,648
Other Securities	65,635	1,310,846
		1,789,914
INDUSTRIALS (5.3%)
Boeing Co.	1,589	117,475
Caterpillar, Inc.	847	90,172
General Electric Co.	9,340	176,152

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIALS (CONTINUED)
Union Pacific Corp.	565	$58,986
Other Securities	63,521	1,772,491
		2,215,276
INFORMATION TECHNOLOGY (6.9%)
Apple, Inc.*	863	289,683
Cisco Systems, Inc.	2,164	33,780
EMC Corp.*	2,381	65,597
Google, Inc. Cl A*	254	128,621
Int'l. Business Machines Corp.	951	163,144
Microsoft Corp.	4,906	127,556
Oracle Corp.	3,194	105,115
QUALCOMM, Inc.	1,744	99,042
Other Securities	76,444	1,892,912
		2,905,450
MATERIALS (2.6%)
Freeport-McMoRan Copper & Gold, Inc.	1,752	92,681
Other Securities	47,606	990,826
		1,083,507
TELECOMMUNICATION SERVICES (0.9%)
Verizon Communications, Inc.	2,968	110,499
Other Securities	8,297	246,859
		357,358
UTILITIES (1.1%)
Other Securities	13,632	472,834
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $13,016,590) 38.4%		16,106,477
ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	27,455
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		27,455
TOTAL ACTIVE ASSETS (Cost: $13,026,590) 38.5%		16,133,932
TEMPORARY CASH INVESTMENTS (2) (Cost: $1,078,800) 2.6%		1,078,800
TOTAL INVESTMENTS (Cost: $36,400,476) 99.9%		42,021,420
OTHER NET ASSETS 0.1%		33,933
NET ASSETS 100.0%		$42,055,353

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (10.3%)
Amazon.com, Inc.*	1,588	$324,730
Comcast Corp. Cl A	12,385	313,836
Disney (Walt) Co.	8,444	329,654
Ford Motor Co.*	17,553	242,056
Home Depot, Inc.	6,846	247,962
McDonald's Corp.	4,477	377,501
Other Securities	97,395	3,845,058
		5,680,797
CONSUMER STAPLES (10.2%)
Altria Group, Inc.	9,225	243,632
Coca-Cola Co.	10,039	675,524
Kraft Foods, Inc. Cl A	7,585	267,220
PepsiCo, Inc.	6,978	491,461
Philip Morris Int'l., Inc.	7,732	516,266
Proctor & Gamble Co.	12,325	783,500
Wal-Mart Stores, Inc.	8,405	446,642
Other Securities	51,743	2,159,147
		5,583,392
ENERGY (12.5%)
Chevron Corp.	8,924	917,744
ConocoPhillips	6,217	467,456
Exxon Mobil Corp.	21,980	1,788,727
Occidental Petroleum Corp.	3,644	379,122
Schlumberger Ltd.	6,115	528,336
Other Securities	54,537	2,790,601
		6,871,986
FINANCIALS (14.6%)
American Express Co.	4,556	235,545
Bank of America Corp.	45,437	497,990
Berkshire Hathaway, Inc. Cl B*	7,502	580,580
Citigroup, Inc.	12,864	535,657
Goldman Sachs Group, Inc.	2,259	300,650
JPMorgan Chase & Co.	17,701	724,679
Wells Fargo & Co.	22,575	633,455
Other Securities	140,225	4,523,358
		8,031,914
HEALTH CARE (11.3%)
Abbott Laboratories	6,761	355,764
Amgen, Inc.*	4,120	240,402
Johnson & Johnson	12,072	803,029
Merck & Co., Inc.	13,708	483,755

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Pfizer, Inc.	34,832	$717,539
UnitedHealth Group, Inc.	4,740	244,489
Other Securities	72,380	3,363,061
		6,208,039
INDUSTRIALS (10.7%)
3M Co.	3,100	294,035
Boeing Co.	3,204	236,872
Caterpillar, Inc.	2,875	306,073
General Electric Co.	46,430	875,670
United Parcel Service, Inc. Cl B	4,298	313,453
United Technologies Corp.	3,944	349,083
Other Securities	63,995	3,482,453
		5,857,639
INFORMATION TECHNOLOGY (17.4%)
Apple, Inc.*	4,151	1,393,366
Cisco Systems, Inc.	24,603	384,053
EMC Corp.*	9,240	254,562
Google, Inc. Cl A*	1,160	587,401
Hewlett-Packard Co.	9,263	337,173
Int'l. Business Machines Corp.	5,329	914,190
Intel Corp.	23,711	525,436
Microsoft Corp.	32,153	835,978
Oracle Corp.	17,093	562,531
QUALCOMM, Inc.	7,621	432,797
Other Securities	116,511	3,341,082
		9,568,569
MATERIALS (3.6%)
Freeport-McMoRan Copper & Gold, Inc.	4,289	226,888
Other Securities	35,861	1,760,012
		1,986,900
TELECOMMUNICATION SERVICES (3.0%)
AT&T, Inc.	25,797	810,284
Verizon Communications, Inc.	12,333	459,158
Other Securities	25,795	357,408
		1,626,850
UTILITIES (3.2%)
Other Securities	51,751	1,781,851
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $46,317,929) 96.8%		$53,197,937

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	AAA	0.10%	07/28/11	$500,000	$499,962
COMMERCIAL PAPER (1.1%)
Toyota Motor Credit Corp.	A-1+	0.12	07/13/11	600,000	599,976
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,099,938) 2.0%					1,099,938
TEMPORARY CASH INVESTMENTS (2) (Cost: $623,400) 1.1%					623,400
TOTAL INVESTMENTS (Cost: $48,041,267) 99.9%					54,921,275
OTHER NET ASSETS 0.1%					75,832
NET ASSETS 100.0%					$54,997,107

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (12.7%)
BorgWarner, Inc.*	2,861	$231,140
Dollar Tree, Inc.*	3,330	221,845
Fossil, Inc.*	1,366	160,806
PetSmart, Inc.	3,156	143,188
Other Securities	133,753	3,617,030
		4,374,009
CONSUMER STAPLES (3.9%)
Church & Dwight Co., Inc.	3,937	159,606
Energizer Hldgs., Inc.*	1,940	140,378
Green Mountain Coffee Roasters, Inc.*	3,216	287,055
Hansen Natural Corp.*	1,893	153,238
Other Securities	15,332	610,037
		1,350,314
ENERGY (7.4%)
Arch Coal, Inc.	6,175	164,626
Cimarex Energy Co.	2,484	223,361
Holly Corp.	2,909	201,885
Patterson-UTI Energy, Inc.	4,554	143,952
Plains Exploration & Production Co.*	4,086	155,758
SM Energy Co.	1,841	135,277
Other Securities	39,169	1,503,070
		2,527,929
FINANCIALS (18.2%)
Affiliated Managers Group, Inc.*	1,446	146,697
Federal Realty Investment Trust	1,663	141,654
Nationwide Health Pptys., Inc.	3,424	141,788
New York Community Bancorp, Inc.	11,834	177,392
Rayonier, Inc.	2,248	146,907
SL Green Realty Corp	2,249	186,375
The Macerich Co.	3,604	192,814
Other Securities	208,319	5,124,747
		6,258,374
HEALTH CARE (10.7%)
Hologic, Inc.*	7,372	148,693
Mettler-Toledo Int'l., Inc.*	895	150,960
Perrigo Co.	2,307	202,716
Schein (Henry), Inc.*	2,515	180,049
Universal Health Svcs., Inc. Cl B	2,710	139,646
Vertex Pharmaceuticals, Inc.*	6,187	321,657

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Other Securities	68,746	$2,515,701
		3,659,422
INDUSTRIALS (14.9%)
AGCO Corp.*	2,762	136,332
AMETEK, Inc.	4,526	203,217
Bucyrus International, Inc.	2,276	208,618
Kansas City Southern*	3,007	178,405
KBR, Inc.	4,320	162,821
Other Securities	103,425	4,242,785
		5,132,178
INFORMATION TECHNOLOGY (15.8%)
ANSYS, Inc.*	2,508	137,112
Arrow Electronics, Inc.*	3,437	142,636
Atmel Corp.*	13,751	193,477
Avnet, Inc.*	4,469	142,472
FactSet Research Systems, Inc.	1,367	139,871
Informatica Corp.*	2,960	172,953
Lam Research Corp.*	3,640	161,179
Polycom, Inc.*	2,535	163,001
Riverbed Technology, Inc.*	4,541	179,778
Rovi Corp.*	3,104	178,045
Tibco Software, Inc.*	4,819	139,847
Trimble Navigation Ltd.*	3,505	138,938
Other Securities	139,123	3,558,880
		5,448,189
MATERIALS (7.3%)
Albemarle Corp.	2,580	178,536
Ashland, Inc.	2,293	148,174
Lubrizol Corp.	1,794	240,876
Rock-Tenn Co. Cl A	2,013	133,542
Other Securities	51,613	1,808,365
		2,509,493
TELECOMMUNICATION SERVICES (0.5%)
Other Securities	6,743	165,178
UTILITIES (5.4%)
National Fuel Gas Co.	2,232	162,490
OGE Energy Corp.	2,708	136,267
Other Securities	57,148	1,539,903
		1,838,660
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $27,122,435) 96.8%		$33,263,746

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill (1)	AAA	0.04%	08/18/11	$500,000	$499,972
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $499,972) 1.5%					499,972
TEMPORARY CASH INVESTMENTS (2) (Cost: $734,800) 2.1%					734,800
TOTAL INVESTMENTS (Cost: $28,357,207) 100.4%					34,498,518
OTHER NET ASSETS (0.4%)					(128,863)
NET ASSETS 100.0%					$34,369,655

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.7%)
Dillard's, Inc. Cl A	3,077	$160,435
Pep Boys - Manny, Moe & Jack	6,190	67,657
Rent-A-Center, Inc.	3,706	113,255
Shutterfly, Inc.*	1,288	73,957
Wolverine World Wide, Inc.	2,010	83,918
Other Securities	8,172	81,328
		580,550
CONSUMER STAPLES (1.0%)
Other Securities	5,323	75,327
ENERGY (6.1%)
Brigham Exploration Co.*	4,358	130,435
Energy XXI (Bermuda) Ltd.*	1,766	58,673
McMoRan Exploration Co.*	10,299	190,326
Other Securities	57,270	84,716
		464,150
FINANCIALS (34.6%)
Ashford Hospitality Trust, Inc.	5,681	70,728
Aspen Insurance Hldgs. Ltd.	2,346	60,363
Cash America Int'l., Inc.	1,522	88,078
Colonial Properties Trust	3,326	67,850
Ellington Financial LLC	4,308	90,683
FelCor Lodging Trust, Inc.*	14,951	79,689
First Niagara Financial Group, Inc.	8,781	115,909
Forest City Enterprises, Inc. Cl A*	4,602	85,919
Highwoods Properties, Inc.	2,008	66,525
iShares Russell 2000 Index Fund	1,380	114,264
iShares Russell 2000 Value Index Fund	1,550	113,786
Meadowbrook Insurance Group, Inc.	6,909	68,468
Pennsylvania REIT	4,581	71,922
ProAssurance Corp.*	1,142	79,940
SeaBright Hldgs., Inc.	6,841	67,726
Senior Housing Pptys. Trust	2,499	58,502
Signature Bank*	1,230	70,356
SVB Financial Group*	1,423	84,967
Other Securities	63,184	1,168,160
		2,623,835
HEALTH CARE (3.3%)
Enzon Pharmaceuticals, Inc.*	9,384	94,309
Other Securities	27,816	154,627
		248,936
INDUSTRIALS (14.8%)
Actuant Corp. Cl A	2,749	73,756
Alaska Air Group, Inc.*	952	65,174
Ameron International Corp.	1,325	87,026
Encore Wire Corp.	3,215	77,867
Force Protection, Inc.*	16,341	81,133
Genesee & Wyoming, Inc. Cl A*	1,758	103,089
Kaydon Corp.	1,927	71,916

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Miller Industries, Inc.	4,358	$81,451
Mueller Industries, Inc.	2,777	105,276
Old Dominion Freight Line, Inc.*	3,013	112,385
Other Securities	15,146	262,516
		1,121,589
INFORMATION TECHNOLOGY (11.2%)
Richardson Electronics Ltd.	5,707	77,558
Tibco Software, Inc.*	5,043	146,348
Other Securities	34,206	622,262
		846,168
MATERIALS (10.3%)
Boise, Inc.	12,250	95,428
Buckeye Technologies, Inc.	2,528	68,205
Crown Hldgs., Inc.*	3,126	121,351
Innophos Hldgs., Inc.	1,650	80,520
Kaiser Aluminum Corp.	1,915	104,597
Silgan Hldgs., Inc.	3,485	142,780
Other Securities	21,018	163,902
		776,783
TELECOMMUNICATION SERVICES (1.1%)
Consolidated Comms. Hldgs., Inc.	3,018	58,670
Other Securities	2,817	24,987
		83,657
UTILITIES (5.1%)
Avista Corp.	3,092	79,433
Idacorp, Inc.	1,767	69,797
PNM Resources, Inc.	3,495	58,506
Unisource Energy Corp.	2,062	76,974
Other Securities	2,660	97,531
		382,241
TOTAL COMMON STOCKS (Cost: $5,850,299) 95.2%		7,203,236
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	89	24,435
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,900) 0.3%		24,435
TEMPORARY CASH INVESTMENTS (3) (Cost: $400,000) 5.3%		400,000
TOTAL INVESTMENTS (Cost: $6,259,199) 100.8%		7,627,671
OTHER NET ASSETS (0.8%)		(60,702)
NET ASSETS 100.0%		$7,566,969

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.1%)
California Pizza Kitchen, Inc.*	3,589	$66,289
Express, Inc.	2,847	62,065
Lincoln Educational Svcs. Corp.	2,960	50,764
Pinnacle Entertainment, Inc.*	4,648	69,255
Shutterfly, Inc.*	2,294	131,721
Steve Madden Ltd.*	1,749	65,605
Other Securities	32,803	472,261
		917,960
CONSUMER STAPLES (2.3%)
Other Securities	5,735	163,920
ENERGY (7.2%)
Brigham Exploration Co.*	3,649	109,215
Energy XXI (Bermuda) Ltd.*	2,516	83,582
Lufkin Industries, Inc.	579	49,823
MarkWest Energy Partners LP	1,104	53,257
McMoRan Exploration Co.*	9,406	173,819
Other Securities	8,121	31,103
		500,799
FINANCIALS (6.9%)
iShares Russell 2000 Growth Index Fund	1,538	145,879
Mid-America Apt. Communities, Inc.	775	52,289
Signature Bank*	1,078	61,662
Other Securities	10,440	222,922
		482,752
HEALTH CARE (17.3%)
Abiomed, Inc.*	4,105	66,501
Cyberonics, Inc.*	2,608	72,894
HMS Hldgs. Corp.*	953	73,257
IPC The Hospitalist Co.*	2,061	95,527
Medidata Solutions, Inc.*	5,077	121,188
Salix Pharmaceuticals Ltd.*	2,542	101,248
Thoratec Corp.*	1,838	60,323
Other Securities	37,522	618,003
		1,208,941
INDUSTRIALS (15.1%)
AZZ, Inc.	1,545	70,761
Genesee & Wyoming, Inc. Cl A*	1,170	68,609
Old Dominion Freight Line, Inc.*	1,773	66,133
Raven Industries, Inc.	1,174	65,404
RBC Bearings, Inc.*	1,327	50,108
Robbins & Myers, Inc.	1,815	95,923
Sun Hydraulics Corp.	1,714	81,929
Teledyne Technologies, Inc.*	1,216	61,238
Other Securities	28,462	493,160
		1,053,265

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (24.9%)
Adtran, Inc.	1,287	$49,820
CommVault Systems, Inc.*	2,108	93,701
comScore, Inc.*	2,618	67,806
Forrester Research, Inc.	1,733	57,120
Informatica Corp.*	2,430	141,985
Lattice Semiconductor Corp.*	7,804	50,882
LogMeIn, Inc.*	2,453	94,612
Mercury Computer Systems, Inc.*	3,545	66,221
Netlogic Microsystems, Inc.*	2,423	97,938
Parametric Technology Corp.*	3,760	86,217
Plexus Corp.*	2,118	73,728
Rackspace Hosting, Inc.*	1,538	65,734
RightNow Technologies, Inc.*	2,093	67,813
Rogers Corp.*	1,348	62,278
Tibco Software, Inc.*	2,864	83,113
Websense, Inc.*	2,000	51,940
Other Securities	29,186	529,779
		1,740,687
MATERIALS (6.6%)
Allied Nevada Gold Corp.*	1,723	60,943
Innophos Hldgs., Inc.	1,888	92,134
Universal Stainless & Alloy Products, Inc.*	1,331	62,238
US Gold Corp.*	17,404	104,946
Other Securities	4,947	144,106
		464,367
TELECOMMUNICATION SERVICES (1.3%)
Consolidated Comms. Hldgs., Inc.	2,757	53,596
Other Securities	550	38,753
		92,349
UTILITIES (0.5%)
Other Securities	749	33,802
TOTAL COMMON STOCKS (Cost: $5,007,727) 95.2%		6,658,842
TEMPORARY CASH INVESTMENTS (3) (Cost: $500,000) 7.1%		500,000
TOTAL INVESTMENTS (Cost: $5,507,727) 102.3%		7,158,842
OTHER NET ASSETS (2.3%)		(160,725)
NET ASSETS 100.0%		$6,998,117

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (31.5%)
U.S. Treasury Bond	AAA	3.50%	02/15/39	$2,000,000	$1,717,500
U.S. Treasury Note	AAA	1.00 - 3.25	12/31/11 - 11/30/17	11,700,000	12,090,526
U.S. Treasury Strip	AAA	0.00	02/15/17 - 11/15/24	11,500,000	9,117,744
					22,925,770
U.S. GOVERNMENT AGENCIES (31.5%)
MORTGAGE-BACKED OBLIGATIONS (31.5%)
FHARM	AAA	4.64 - 5.77	02/01/36 - 09/01/39	968,026	1,034,736
FHLMC	AAA	4.00 - 6.00	03/01/21 - 08/15/35	1,744,519	1,849,923
FNMA	AAA	4.00 - 8.00	09/01/16 - 12/25/49	15,620,129	16,766,581
GNMA (4)	AAA	3.50 - 7.00	04/15/31 - 10/15/40	2,759,906	2,945,372
Vendee Mortgage Trust (4)	AAA	5.25	01/15/32	313,279	342,829
					22,939,441
CORPORATE DEBT (35.8%)
CONSUMER DISCRETIONARY (5.7%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	370,351
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	279,354
Kohl's Corp.	BBB+	7.38	10/15/11	500,000	509,416
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	347,193
Tupperware Brands Corp.†	BBB-	4.75	06/01/21	350,000	345,122
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	283,506
Other Securities				1,950,000	2,032,776
					4,167,718
CONSUMER STAPLES (2.8%)
Avon Products, Inc.	BBB+	4.20	07/15/18	350,000	355,611
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	286,600
Hershey Co.	A	4.85	08/15/15	250,000	276,744
Kroger Co.	BBB	4.95	01/15/15	250,000	274,610
Safeway, Inc.	BBB	3.95	08/15/20	300,000	291,748
Other Securities				500,000	523,859
					2,009,172
ENERGY (4.8%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	346,706
Noble Drilling Corp.	A-	7.50	03/15/19	250,000	299,384
Seacor Hldgs., Inc.	BBB-	7.38	10/01/19	250,000	274,452
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	973,704
Sunoco, Inc.	BBB-	4.88 - 5.75	10/15/14 - 01/15/17	350,000	376,698
Weatherford Int'l. Ltd.	BBB	5.50	02/15/16	250,000	274,019
Other Securities				900,000	956,015
					3,500,978
FINANCIALS (11.7%)
Alleghany Corp.	BBB	5.63	09/15/20	350,000	355,921
Ally Financial, Inc.	B+	0.00	12/01/12	500,000	467,500
Barrick N.A. Finance LLC†	A-	4.40	05/30/21	350,000	348,377
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	279,364
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	279,009
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	515,719
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	532,133
Health Care REIT, Inc.	BBB-	3.63 - 6.13	03/15/16 - 04/15/20	350,000	368,409

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2011 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
Lincoln National Corp.	A-	4.85 - 5.65%	08/27/12 - 06/24/21	$300,000	$308,348
Markel Corp.	BBB to BB	5.35 - 6.80	02/15/13 - 06/01/21	350,000	356,862
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	337,781
Protective Life Corp.	A-	7.38	10/15/19	310,000	352,450
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	361,325
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	346,266
Travelers Cos., Inc.	A-	3.90 - 5.38	06/15/12 - 11/01/20	350,000	357,619
Other Securities				2,800,000	2,948,678
					8,515,761
HEALTH CARE (3.0%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	285,263
Biogen Idec, Inc.	BBB+	6.88	03/01/18	250,000	291,953
HCP, Inc.	BBB	5.65	12/15/13	250,000	273,916
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	361,531
Other Securities				950,000	987,201
					2,199,864
INDUSTRIALS (3.4%)
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	346,504
Pentair, Inc.	BBB-	5.00	05/15/21	350,000	349,488
Union Pacific Corp.	BBB+	6.13	01/15/12	300,000	308,420
Other Securities				1,450,000	1,504,084
					2,508,496
INFORMATION TECHNOLOGY (0.4%)
Other Securities				250,000	263,985
MATERIALS (1.4%)
Lubrizol Corp.	BBB+	5.50	10/01/14	250,000	280,297
Other Securities				700,000	708,550
					988,847
TELECOMMUNICATION SERVICES (0.8%)
Alltel Corp.	A-	7.00	03/15/16	250,000	295,042
Other Securities				250,000	259,445
					554,487
UTILITIES (1.8%)
Progress Energy, Inc.	A	5.25	12/15/15	250,000	282,015
Other Securities				1,000,000	1,022,724
					1,304,739
TOTAL LONG-TERM DEBT SECURITIES (Cost: $68,466,778) 98.8%					71,879,258
TEMPORARY CASH INVESTMENTS (2) (Cost: $648,300) 0.9%					648,300
TOTAL INVESTMENTS (Cost: $69,115,078) 99.7%					72,527,558
OTHER NET ASSETS 0.3%					188,673
NET ASSETS 100.0%					$72,716,231

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.6%)
U.S. Treasury Bill	AAA	0.09%	11/25/11	$1,000,000	$999,726
U.S. Treasury Bill	AAA	0.10	11/25/11	2,000,000	1,999,466
					2,999,192
U.S. GOVERNMENT AGENCIES (16.8%)
FHLB	AAA	0.06	07/27/11	5,500,000	5,499,743
FHLB	AAA	0.08	08/26/11	1,173,000	1,173,019
					6,672,762
COMMERCIAL PAPER (72.1%)
Abbott Laboratories†	A-1+	0.10	08/30/11	400,000	399,885
Abbott Laboratories†	A-1+	0.12	08/23/11	360,000	359,965
Abbott Laboratories†	A-1+	0.15	07/12/11	500,000	499,989
Air Products & Chemicals†	A-1	0.10	07/12/11	1,025,000	1,024,969
Bank of America Corp.	A-1	0.15	07/08/11	1,100,000	1,099,968
Bank of America Corp.	A-1	0.15	07/29/11	400,000	399,953
Coca-Cola Co.†	A-1	0.12	08/23/11	1,100,000	1,099,916
Coca-Cola Co.†	A-1	0.15	09/22/11	400,000	399,762
Danaher Corp.	A-1	0.14	08/24/11	1,500,000	1,499,455
Disney (Walt) Co.†	A-1	0.10	09/07/11	800,000	799,617
Disney (Walt) Co.†	A-1	0.11	08/12/11	700,000	699,910
Du Pont (E.I.) de Nemours & Co.†	A-1	0.15	07/15/11	800,000	799,953
Du Pont (E.I.) de Nemours & Co.†	A-1	0.15	07/25/11	700,000	699,930
eBay, Inc.†	A-1	0.12	08/10/11	400,000	399,948
Ecolab, Inc.†	A-1	0.10	07/06/11	1,000,000	999,986
Exxon Corp.	A-1+	0.10	08/12/11	1,500,000	1,499,825
General Electric Capital Corp.	A-1+	0.14	09/15/11	800,000	799,812
General Electric Capital Corp.	A-1+	0.16	08/25/11	400,000	399,984
General Electric Capital Svcs.	A-1+	0.13	08/15/11	300,000	299,952
Goldman Sachs Group, Inc.	A-1	0.20	09/19/11	1,400,000	1,399,150
Grainger (W.W.), Inc.	A-1+	0.11	07/06/11	400,000	399,994
Hewlett-Packard Co.†	A-1	0.07	07/18/11	1,500,000	1,499,950
Illinois Tool Works, Inc.†	A-1	0.09	07/25/11	1,100,000	1,099,934
Illinois Tool Works, Inc.†	A-1	0.11	07/14/11	400,000	399,984
Kimberly-Clark Worldwide†	A-1	0.07	07/18/11	1,500,000	1,499,950
National Rural Utilities	A-1	0.12	08/12/11	500,000	499,930
National Rural Utilities	A-1	0.13	07/12/11	400,000	399,984
National Rural Utilities	A-1	0.15	08/12/11	600,000	599,895
Nestle Capital Corp.†	A-1+	0.11	08/15/11	384,000	383,964
Nestle Capital Corp.†	A-1+	0.12	08/08/11	250,000	249,968
Novartis Finance Corp.†	A-1+	0.12	10/11/11	1,000,000	999,456
PepsiCo, Inc.†	A-1	0.08	08/16/11	1,050,000	1,049,893
PepsiCo, Inc.†	A-1	0.11	09/01/11	450,000	449,811
Private Export Fund Corp.†	A-1	0.09	08/01/11	300,000	299,977
Private Export Fund Corp.†	A-1	0.10	07/07/11	1,200,000	1,199,980
Toyota Motor Credit Corp.	A-1+	0.15	08/12/11	400,000	399,930
Toyota Motor Credit Corp.	A-1+	0.19	08/25/11	400,000	399,949

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2011 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
Toyota Motor Credit Corp.	A-1+	0.24%	08/01/11	$700,000	$699,927
Wal-Mart Stores, Inc.†	A-1+	0.05	07/11/11	500,000	499,993
					28,614,398
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $38,286,540) 96.5%					38,286,352
TEMPORARY CASH INVESTMENTS (2) (Cost: $1,300,000) 3.3%					1,300,000
TOTAL INVESTMENTS (Cost: $39,586,540) 99.8%					39,586,352
OTHER NET ASSETS 0.2%					81,680
NET ASSETS 100.0%					$39,668,032

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

Abbreviations:  FHARM = Federal Home Adjustable Rate Mortgage
  FHLB = Federal Home Loan Bank
  FHLMC = Federal Home Loan Mortgage Corporation
  FNMA = Federal National Mortgage Association
  GNMA = Government National Mortgage Association

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate values of these securities and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
ALL AMERICA FUND	$47,106	0.1%
SMALL CAP VALUE FUND	$36,684	0.5%
BOND FUND	$1,358,160	1.9%
MONEY MARKET FUND	$17,816,690	44.9%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2011, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	11	E-mini S&P 500 Stock Index	P	September 2011	$723,525	$19,310	1.7%
EQUITY INDEX FUND	26	E-mini S&P 500 Stock Index	P	September 2011	$1,710,150	$57,005	3.1%
MID-CAP EQUITY INDEX FUND	13	E-mini S&P MidCap 400 Stock Index	P	September 2011	$1,269,450	$47,865	3.7%

(a)  Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day's variation margin payable or receivable.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2011 was 0.15%.

(3)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2011 was 0.10%.

(4)  U.S. Government guaranteed security.

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MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $36,400,476 Equity Index Fund — $48,041,267 Mid-Cap Equity Index Fund — $28,357,207 Small Cap Value Fund — $6,259,199 Small Cap Growth Fund — $5,507,727 Bond Fund — $69,115,078 Money Market Fund — $39,586,540)	$42,021,420	$54,921,275	$34,498,518	$7,627,671
Cash	192,688	70	95	12,790
Interest and dividends receivable	43,046	66,228	25,783	6,307
Receivable for securities sold	21,783	6,490	112,707	—
Receivable for daily variation on futures contracts	6,160	14,560	7,020	—
Shareholder subscriptions receivable	—	—	—	—
TOTAL ASSETS	42,285,097	55,008,623	34,644,123	7,646,768
LIABILITIES:
Payable for securities purchased	228,217	—	272,453	79,600
Shareholder redemptions payable	803	11,313	1,828	—
Accrued expenses	724	203	187	199
TOTAL LIABILITIES	229,744	11,516	274,468	79,799
NET ASSETS	$42,055,353	$54,997,107	$34,369,655	$7,566,969
SHARES OUTSTANDING (Note 4)	4,249,623	5,932,857	2,879,927	693,007
NET ASSET VALUE PER SHARE	$9.90	$9.27	$11.93	$10.92
COMPONENTS OF NET ASSETS:
Paid-in capital	$40,784,633	$49,599,656	$28,747,990	$6,644,441
Accumulated undistributed net investment income (loss)	105,714	432,381	2,097	12,057
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(4,475,248)	(1,971,943)	(569,608)	(458,001)
Net unrealized appreciation (depreciation) of investments and futures contracts	5,640,254	6,937,013	6,189,176	1,368,472
NET ASSETS	$42,055,353	$54,997,107	$34,369,655	$7,566,969

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $36,400,476 Equity Index Fund — $48,041,267 Mid-Cap Equity Index Fund — $28,357,207 Small Cap Value Fund — $6,259,199 Small Cap Growth Fund — $5,507,727 Bond Fund — $69,115,078 Money Market Fund — $39,586,540)	$7,158,842	$72,527,558	$39,586,352
Cash	98,407	24	48,645
Interest and dividends receivable	1,304	514,843	—
Receivable for securities sold	38,780	44,006	—
Receivable for daily variation on futures contracts	—	—	—
Shareholder subscriptions receivable	—	—	33,162
TOTAL ASSETS	7,297,333	73,086,431	39,668,159
LIABILITIES:
Payable for securities purchased	299,036	350,010	—
Shareholder redemptions payable	—	19,219	—
Accrued expenses	180	971	127
TOTAL LIABILITIES	299,216	370,200	127
NET ASSETS	$6,998,117	$72,716,231	$39,668,032
SHARES OUTSTANDING (Note 4)	586,567	7,180,031	3,769,203
NET ASSET VALUE PER SHARE	$11.93	$10.13	$10.52
COMPONENTS OF NET ASSETS:
Paid-in capital	$5,732,628	$70,490,758	$39,664,800
Accumulated undistributed net investment income (loss)	(31,558)	65,741	3,252
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(354,068)	(1,252,748)	168
Net unrealized appreciation (depreciation) of investments and futures contracts	1,651,115	3,412,480	(188)
NET ASSETS	$6,998,117	$72,716,231	$39,668,032

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2011 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$342,521	$496,424	$213,687	$63,567
Interest	713	1,877	914	161
Total investment income	343,234	498,301	214,601	63,728
EXPENSES (Note 2):
Advisory expenses	103,126	33,018	21,322	30,232
Other operating expenses:
Independent directors' fees and expenses	8,247	14,388	9,289	1,254
Custodian expenses	8,744	15,256	9,849	1,330
Accounting and recordkeeping expenses	30,984	54,057	34,901	4,712
Transfer agent fees	10,718	18,699	12,073	1,630
Registration fees and expenses	7,786	13,583	8,770	1,184
Audit	5,132	8,953	5,780	780
Shareholder reports	3,412	5,953	3,843	519
Administrative	19,636	34,258	22,118	2,986
Legal and Compliance	29,425	51,336	33,144	4,475
Other	16,892	29,470	19,027	2,569
Total operating expenses	140,976	245,953	158,794	21,439
Total expenses before reimbursement	244,102	278,971	180,116	51,671
Fee waiver and expense reimbursement (Note 2)	—	(245,953)	(158,794)	—
Net Expenses	244,102	33,018	21,322	51,671
Net Investment Income (Loss) (Note 1)	99,132	465,283	193,279	12,057
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	1,296,720	(20,602)	871,278	225,142
Futures contracts	(11,595)	54,841	39,005	—
	1,285,125	34,239	910,283	225,142
Change in net unrealized appreciation (depreciation) of:
Investment securities	689,258	2,527,721	1,633,663	191,854
Futures contracts	10,875	11,753	32,285	—
	700,133	2,539,474	1,665,948	191,854
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	1,985,258	2,573,713	2,576,231	416,996
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,084,390	$3,038,996	$2,769,510	$429,053

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$15,182	$—	$—
Interest	137	1,349,087	34,423
Total investment income	15,319	1,349,087	34,423
EXPENSES (Note 2):
Advisory expenses	27,653	155,737	42,764
Other operating expenses:
Independent directors' fees and expenses	1,125	13,806	11,630
Custodian expenses	1,193	14,638	12,332
Accounting and recordkeeping expenses	4,226	51,871	43,698
Transfer agent fees	1,462	17,943	15,116
Registration fees and expenses	1,062	13,034	10,980
Audit	700	8,591	7,237
Shareholder reports	465	5,712	4,812
Administrative	2,678	32,872	27,693
Legal and Compliance	4,014	49,260	41,499
Other	2,304	28,278	23,823
Total operating expenses	19,229	236,005	198,820
Total expenses before reimbursement	46,882	391,742	241,584
Fee waiver and expense reimbursement (Note 2)	—	—	(208,845)
Net Expenses	46,882	391,742	32,739
Net Investment Income (Loss) (Note 1)	(31,563)	957,345	1,684
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	417,585	30,444	120
Futures contracts	—	—	—
	417,585	30,444	120
Change in net unrealized appreciation (depreciation) of:
Investment securities	85,086	632,041	(765)
Futures contracts	—	—	—
	85,086	632,041	(765)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	502,671	662,485	(645)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$471,108	$1,619,830	$1,039

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Value Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$99,132	$321,913	$465,283	$832,550	$193,279	$416,421	$12,057	$30,185
Net realized gain (loss) on investments and futures contracts	1,285,125	(1,647)	34,239	216,803	910,283	2,863,932	225,142	306,100
Change in net unrealized appreciation (depreciation) of investments and futures contracts	700,133	6,088,689	2,539,474	5,524,513	1,665,948	6,671,003	191,854	884,753
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,084,390	6,408,955	3,038,996	6,573,866	2,769,510	9,951,356	429,053	1,221,038
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(97,508)	(511,591)	(460,682)	(833,562)	(191,182)	(377,493)	—	(32,553)
From capital gains	—	—	—	—	—	(4,054,610)	—	—
Total distributions	(97,508)	(511,591)	(460,682)	(833,562)	(191,182)	(4,432,103)	—	(32,553)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	31,716	8,000	1,791,421	4,277,746	2,221,571	15,624,800	852,383	731,772
Dividend reinvestments	96,705	507,326	449,370	811,557	189,353	2,859,600	—	32,552
Cost of shares redeemed	—	(12,004,543)	(34,100)	(7,805,057)	(3,896,232)	(34,982,151)	—	—
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	128,421	(11,489,217)	2,206,691	(2,715,754)	(1,485,308)	(16,497,751)	852,383	764,324
NET INCREASE (DECREASE) IN NET ASSETS	2,115,303	(5,591,853)	4,785,005	3,024,550	1,093,020	(10,978,498)	1,281,436	1,952,809
NET ASSETS, BEGINNING OF PERIOD	39,940,050	45,531,903	50,212,102	47,187,552	33,276,635	44,255,133	6,285,533	4,332,724
NET ASSETS, END OF PERIOD	$42,055,353	$39,940,050	$54,997,107	$50,212,102	$34,369,655	$33,276,635	$7,566,969	$6,285,533
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$105,714	$104,090	$432,381	$427,780	$2,097	$—	$12,057	$—
OTHER INFORMATION:
Capital shares outstanding at beginning of period	4,236,529	5,577,500	5,693,920	6,018,889	3,013,388	4,552,247	611,839	527,781
Shares issued	3,322	935	194,225	530,245	186,834	1,502,023	81,168	80,498
Shares issued as reinvestment of dividends	9,772	64,187	48,477	109,284	15,867	263,178	—	3,560
Shares redeemed	—	(1,406,093)	(3,765)	(964,498)	(336,162)	(3,304,060)	—	—
Net increase (decrease)	13,094	(1,340,971)	238,937	(324,969)	(133,461)	(1,538,859)	81,168	84,058
Capital shares outstanding at end of period	4,249,623	4,236,529	5,932,857	5,693,920	2,879,927	3,013,388	693,007	611,839

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Bond Fund		Money Market Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(31,563)	$(26,589)	$957,345	$2,070,076	$1,684	$7,103
Net realized gain (loss) on investments and futures contracts	417,585	281,611	30,444	183,375	120	945
Change in net unrealized appreciation (depreciation) of investments and futures contracts	85,086	1,042,486	632,041	1,426,040	(765)	(1,043)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	471,108	1,297,508	1,619,830	3,679,491	1,039	7,005
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	—	—	(939,764)	(2,060,111)	—	(7,963)
From capital gains	—	—	—	—	—	—
Total distributions	—	—	(939,764)	(2,060,111)	—	(7,963)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	785,568	731,772	4,262,321	6,917,898	4,591,947	7,986,153
Dividend reinvestments	—	—	920,546	2,013,119	—	7,954
Cost of shares redeemed	—	(18,840)	(2,201,722)	(2,226,205)	(9,963,120)	(17,404,712)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	785,568	712,932	2,981,145	6,704,812	(5,371,173)	(9,410,605)
NET INCREASE (DECREASE) IN NET ASSETS	1,256,676	2,010,440	3,661,211	8,324,192	(5,370,134)	(9,411,563)
NET ASSETS, BEGINNING OF PERIOD	5,741,441	3,731,001	69,055,020	60,730,828	45,038,166	54,449,729
NET ASSETS, END OF PERIOD	$6,998,117	$5,741,441	$72,716,231	$69,055,020	$39,668,032	$45,038,166
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$(31,558)	$5	$65,741	$48,160	$3,252	$1,568
OTHER INFORMATION:
Capital shares outstanding at beginning of period	516,992	441,596	6,889,665	6,228,893	4,279,557	5,173,746
Shares issued	69,575	77,491	418,147	683,262	436,320	758,816
Shares issued as reinvestment of dividends	—	—	90,895	200,190	—	756
Shares redeemed	—	(2,095)	(218,676)	(222,680)	(946,674)	(1,653,761)
Net increase (decrease)	69,575	75,396	290,366	660,772	(510,354)	(894,189)
Capital shares outstanding at end of period	586,567	516,992	7,180,031	6,889,665	3,769,203	4,279,557

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2011 and the five years ended December 31, 2010 (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund							Equity Index Fund
	Six Months Ended June 30, 2011		Years Ended December 31,					Six Months Ended June 30, 2011		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2010	2009	2008	2007	2006	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.43		$8.16	$6.62	$10.39	$10.80	$9.75	$8.82		$7.84	$6.35	$10.20	$10.26	$9.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.02		0.09	0.11	0.15	0.16	0.14	0.08		0.16	0.13	0.18	0.21	0.17
Net Realized or Unrealized Gains (or Losses) on Securities	0.47		1.30	1.56	(3.84)	0.34	1.36	0.45		0.97	1.51	(3.94)	0.39	1.22
Total From Investment Operations	0.49		1.39	1.67	(3.69)	0.50	1.50	0.53		1.13	1.64	(3.76)	0.60	1.39
Less Distributions: Dividends (From Net Investment Income)	(0.02)		(0.12)	(0.13)	(0.07)	(0.15)	(0.14)	(0.08)		(0.15)	(0.15)	(0.09)	(0.19)	(0.17)
Distributions (From Capital Gains)	—		—	—	(0.01)	(0.76)	(0.31)	—		—	—	—	(0.47)	—
Total Distributions	(0.02)		(0.12)	(0.13)	(0.08)	(0.91)	(0.45)	(0.08)		(0.15)	(0.15)	(0.09)	(0.66)	(0.17)
Net Asset Value, End of Period	$9.90		$9.43	$8.16	$6.62	$10.39	$10.80	$9.27		$8.82	$7.84	$6.35	$10.20	$10.26
Total Return (%)(a)	5.22	(e)	17.28	25.45	(35.72)	4.62	15.56	6.01	(e)	14.83	26.15	(37.05)	5.74	15.61
Net Assets End of Period (in millions)	42.1		39.9	45.5	36.5	57.9	68.3	55.0		50.2	47.2	36.0	54.6	77.9
Ratio of Net Income/(Loss) to Average Net Assets (%)	0.48	(d)	0.82	1.58	1.73	1.43	1.43	1.76	(d)	1.85	2.11	2.17	1.95	1.90
Ratio of Expenses to Average Net Assets (%)	1.18	(d)	1.09	0.89	0.86	0.79	0.82	1.05	(d)	0.84	0.52	0.49	0.41	0.44
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	1.18	(d)	0.93	0.50	0.50	0.50	0.50	0.12	(d)	0.13	0.13	0.13	0.13	0.12
Portfolio Turnover Rate (%)(b)	16.42	(e)	24.65	25.48	28.08	28.36	27.29	0.68	(e)	11.89	4.31	4.62	4.44	3.21

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(f)  Includes $0.01 of tax-basis return of capital distributions.

(g)  Represents tax-basis return of capital distributions.

(h)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(i)  Includes less than $0.005 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Six Months Ended June 30, 2011		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$11.04		$9.72	$7.19	$11.83		$12.20	$12.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.07		0.12	0.12	0.16		0.20	0.20
Net Realized or Unrealized Gains (or Losses) on Securities	0.89		2.38	2.53	(4.38)		0.76	1.06
Total From Investment Operations	0.96		2.50	2.65	(4.22)		0.96	1.26
Less Distributions: Dividends (From Net Investment Income)	(0.07)		(0.11)	(0.12)	(0.09	)(f)	(0.19)	(0.21)
Distributions (From Capital Gains)	—		(1.07)	—	(0.33)		(1.14)	(1.17)
Total Distributions	(0.07)		(1.18)	(0.12)	(0.42)		(1.33)	(1.38)
Net Asset Value, End of Period	$11.93		$11.04	$9.72	$7.19		$11.83	$12.20
Total Return (%)(a)	8.68	(e)	26.29	37.01	(36.19)		7.80	10.32
Net Assets End of Period (in millions)	34.4		33.3	44.3	32.2		50.5	49.9
Ratio of Net Income/(Loss) to Average Net Assets (%)	1.13	(d)	1.22	1.54	1.56		1.57	1.51
Ratio of Expenses to Average Net Assets (%)	1.05	(d)	0.85	0.52	0.49		0.41	0.44
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.12	(d)	0.13	0.13	0.13		0.13	0.12
Portfolio Turnover Rate (%)(b)	8.09	(e)	61.15	15.16	17.47		22.53	26.07

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Value Fund									Small Cap Growth Fund
	Six Months Ended June 30, 2011		Year Ended December 31,					Period Ended December 31,		Six Months Ended June 30, 2011		Year Ended December 31,					Period Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2010	2009		2008		2007(c)		(Unaudited)		2010	2009		2008		2007(c)
Net Asset Value, Beginning of Period	$10.27		$8.21	$6.41		$8.92		$10.00		$11.11		$8.45	$6.62		$9.97		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.02		0.05	0.09		0.10		0.05		(0.05)		(0.05)	(0.01)		—		(0.01)
Net Realized or Unrealized Gains (or Losses) on Securities	0.63		2.06	1.80		(2.52)		(1.00)		0.87		2.71	1.85		(3.34)		0.02
Total From Investment Operations	0.65		2.11	1.89		(2.42)		(0.95)		0.82		2.66	1.84		(3.34)		0.01
Less Distributions: Dividends (From Net Investment Income)	—		(0.05)	(0.09	)(i)	(0.09	)(f)	(0.05)		—		—	(0.01	)(g)	(0.01	)(g)	(0.01)
Distributions (From Capital Gains)	—		—	—		—		(0.08)		—		—	—		—		(0.03)
Total Distributions	—		(0.05)	(0.09)		(0.09)		(0.13)		—		—	(0.01)		(0.01)		(0.04)
Net Asset Value, End of Period	$10.92		$10.27	$8.21		$6.41		$8.92		$11.93		$11.11	$8.45		$6.62		$9.97
Total Return (%)(a)	6.29	(e)	25.89	29.52		(27.13)		(9.52	)(e)	7.43	(e)	31.44	27.88		(33.52)		0.10	(e)
Net Assets End of Period (in millions)	7.6		6.3	4.3		3.1		4.0		7.0		5.7	3.7		2.6		3.8
Ratio of Net Income/(Loss) to Average Net Assets (%)	0.34	(d)	0.59	1.34		1.27		1.03	(d)	(0.97	)(d)	(0.60)	(0.18)		0.03		(0.22	)(d)
Ratio of Expenses to Average Net Assets (%)	1.45	(d)	1.38	1.24		1.21		1.29	(d)	1.44	(d)	1.38	1.24		1.21		1.30	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	1.45	(d)	1.25	0.85		0.85		0.87	(d)	1.44	(d)	1.25	0.85		0.85		0.88	(d)
Portfolio Turnover Rate (%)(b)	10.29	(e)	41.55	37.74		58.20		60.85	(e)	25.32	(e)	55.98	93.65		93.02		68.66	(e)

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(f)  Includes $0.01 of tax-basis return of capital distributions.

(g)  Represents tax-basis return of capital distributions.

(h)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(i)  Includes less than $0.005 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Bond Fund							Money Market Fund
	Six Months Ended June 30, 2011		Years Ended December 31,					Six Months Ended June 30, 2011		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2010	2009	2008	2007	2006	(Unaudited)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.02		$9.75	$9.29	$9.46	$9.27	$9.26	$10.52		$10.52		$10.53	$10.55	$10.54	$10.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.13		0.32	0.41	0.46	0.41	0.39	—		—		0.01	0.25	0.53	0.51
Net Realized or Unrealized Gains (or Losses) on Securities	0.11		0.27	0.46	(0.17)	0.20	(0.01)	—		—		(0.01)	—	—	—
Total From Investment Operations	0.24		0.59	0.87	0.29	0.61	0.38	—		—		—	0.25	0.53	0.51
Less Distributions: Dividends (From Net Investment Income)	(0.13)		(0.32)	(0.41)	(0.46)	(0.42)	(0.37)	—		—		(0.01)	(0.26)	(0.52)	(0.51)
Distributions (From Capital Gains)	—		—	—	—	—	—	—		—		—	(0.01)	—	—
Total Distributions	(0.13)		(0.32)	(0.41)	(0.46)	(0.42)	(0.37)	—		—		(0.01)	(0.27)	(0.52)	(0.51)
Net Asset Value, End of Period	$10.13		$10.02	$9.75	$9.29	$9.46	$9.27	$10.52		$10.52		$10.52	$10.53	$10.55	$10.54
Total Return (%)(a)	2.37	(e)	6.06	9.46	3.25	6.67	4.26	0.00	(e)	0.01		0.07	2.46	5.12	4.91
Net Assets End of Period (in millions)	72.7		69.1	60.7	51.4	50.3	67.3	39.7		45.0		54.4	84.9	94.8	88.5
Ratio of Net Income/(Loss) to Average Net Assets (%)	2.76	(d)	3.21	4.35	4.86	4.55	4.30	0.01	(d)	0.01		0.10	2.35	4.99	4.82
Ratio of Expenses to Average Net Assets (%)	1.13	(d)	1.00	0.84	0.81	0.74	0.77	1.13	(d)	0.84		0.57	0.56	0.48	0.52
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	1.13	(d)	0.87	0.45	0.45	0.45	0.45	0.15	(d)(h)	0.16	(h)	0.18 (h)	0.20	0.20	0.20
Portfolio Turnover Rate (%)(b)	7.68	(e)	21.48	27.04	8.03	26.15	16.83	NA		NA		NA	NA	NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." At December 31, 2010, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, "the Funds"). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser"). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund commenced operations on September 1, 2000. The Small Cap Value and Small Cap Growth Funds commenced operations on May 1, 2007.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles ("GAAP"):

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of June 30, 2011, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of June 30, 2011. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of June 30, 2011, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value: (See Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$24,408,703	—	—	$24,408,703
Common Stock-Active	$16,059,371	$47,106	—	$16,106,477
Convertible Preferred Stock	$27,455	—	—	$27,455
Short-Term Debt Securities	—	$399,985	—	$399,985
Temporary Cash Investments	—	$1,078,800	—	$1,078,800
	$40,495,529	$1,525,891	—	$42,021,420
Equity Index Fund
Common Stock	$53,197,937	—	—	$53,197,937
Short-Term Debt Securities	—	$1,099,938	—	$1,099,938
Temporary Cash Investments	—	$623,400	—	—
	$53,197,937	$1,723,338	—	$54,921,275
Mid-Cap Equity Index Fund
Common Stock	$33,263,746	—	—	$33,263,746
Short-Term Debt Securities	—	$499,972	—	$499,972
Temporary Cash Investments	—	$734,800	—	$734,800
	$33,263,746	$1,234,772	—	$34,498,518
Small Cap Value Fund
Common Stock	$7,166,552	$36,684	—	$7,203,236
Convertible Preferred Stock	$24,435	—	—	$24,435
Temporary Cash Investments	—	$400,000	—	$400,000
	$7,190,987	$436,684	—	$7,627,671
Small Cap Growth Fund
Common Stock	$6,658,842	—	—	$6,658,842
Temporary Cash Investments	—	$500,000	—	$500,000
	$6,658,842	$500,000	—	$7,158,842
Bond Fund
U.S. Government Debt	—	$22,925,770	—	$22,925,770
U.S. Agency Residential Mortgage-Backed Obligations	—	$22,939,441	—	$22,939,441
Corporate Debt	—	$26,014,047	—	$26,014,047
Temporary Cash Investments	—	$648,300	—	$648,300
	—	$72,527,558	—	$72,527,558
Money Market Fund
U.S. Government Debt	—	$2,999,192	—	$2,999,192
U.S. Government Agency Short-Term Debt	—	$6,672,762	—	$6,672,762
Commercial Paper	—	$28,614,398	—	$28,614,398
Temporary Cash Investments	—	$1,300,000	—	$1,300,000
	—	$39,586,352	—	$39,586,352
Other Financial Instruments:*
All America Fund	$19,310	—	—	$19,310
Equity Index Fund	$57,005	—	—	$57,005
Mid-Cap Equity Index Fund	$47,865	—	—	$47,865

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2011
	Balance December 31, 2010	Change in Unrealized Gains (Losses)(a)	Transfers Into Level 3	Transfers Out of Level 3(b)	Balance June 30, 2011	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2011 Included in Statement of Operations
All America Fund — Active Common Stock	$51,032	—	—	$51,032	—	—
Small Cap Value Fund — Common Stock	$39,741	—	—	$39,741	—	—

(a)  Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations

(b)  Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described under Security Valuation below.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures About Fair Value Measurements." The ASU clarifies existing disclosure and requires additional disclosure regarding fair value measurements. The above disclosure reflects the additional requirements of ASU No. 2010-06.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Notes to the Summary Portfolios of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2011, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $8,110,285, $6,569,785 and $4,433,352, respectively.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company's funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2011, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

At June 30, 2011, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused will expire on the dates noted.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
2011	$0	$0	$0	$0
2012	0	0	0	0
2013	0	0	0	0
2014	0	0	0	0
2015	0	0	0	0
2016	1,207,626	1,149,287	0	112,948
2017	2,440,558	113,774	0	336,062
2018	0	0	0	0
No Expiration	0	151,982	0	0
Total	$3,648,184	$1,415,043	$0	$449,010

Expiring on December 31	Small Cap Growth Fund	Bond Fund	Money Market Fund
2011	$0	$1,038,686	$0
2012	0	0	0
2013	0	24,447	0
2014	0	189,614	0
2015	0	0	0
2016	0	0	0
2017	346,208	0	0
2018	0	0	0
No Expiration	0	0	0
Total	$346,208	$1,252,747	$0

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds' fiscal year ending December 31, 2011.

Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85%, of the value of the net assets for the Small Cap Value and Small Cap Growth Funds, .50% of the value of the net assets for the All America Fund, .125% of the value of the net assets for the Equity Index and Mid-Cap Equity Index Funds, .45% of the value of the net assets for the Bond Fund and .20% of the value of the net assets for the Money Market Fund. Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund's operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the six months ended June 30, 2011, the Adviser's fee for the Money Market Fund ranged from .00% to .20%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limited each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remained in effect through April 30, 2010. Effective May 1, 2010, a new expense limitation agreement went into effect. The new agreement only limits the Equity Index and Mid-Cap Equity Index Funds' total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fee. The other funds' expenses are not limited. However, the Money Market Fund's total fees and expenses are subject to the September 3, 2009 limitation outlined above until such time as it is revoked. As a result, during the six months ended June 30, 2011, all of the Money Market Fund's operating expenses, other than a portion of the investment management fee, were reimbursed by the Adviser. The May 1, 2010 expense limitation agreement will continue into successive calendar years unless the Adviser gives two weeks advance notice before the beginning of a calendar year to terminate the agreement.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2011 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$6,683,081	$3,246,099	$2,696,031	$1,545,558
Proceeds from sales of investments	$7,045,325	$347,470	$3,956,796	$716,792

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$2,119,229	$4,474,045	$—
Proceeds from sales of investments	$1,619,486	$5,261,966	$—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$—	$—	$—	$—
Proceeds from sales of investments	$—	$—	$—	$—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$—	$3,661,082	$—
Proceeds from sales of investments	$—	$—	$—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $304,719,829; net proceeds from sales were $310,202,386.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2011 for each of the Funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the tax treatment of distributions from Real Estate Investment Trusts (REITs).

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$8,620,704	$12,068,430	$7,073,942	$1,564,017
Unrealized Depreciation	(3,766,839)	(5,732,213)	(2,594,795)	(205,378)
Net	$4,853,865	$6,336,217	$4,479,147	$1,358,639
Tax Cost of Investments	$37,167,555	$48,585,058	$30,019,371	$6,269,032

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,742,728	$3,565,265	$958
Unrealized Depreciation	(99,381)	(152,786)	(1,150)
Net	$1,643,347	$3,412,479	$(192)
Tax Cost of Investments	$5,515,495	$69,115,079	$39,586,544

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2011, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of June 30, 2011, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	56%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	30%
Small Cap Growth	34%
Bond Fund	11%
Money Market Fund	3%

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at June 30, 2011 were as follows:

All America Fund: one shareholder owning 25%.

Equity Index Fund: two shareholders owning 65% and 13% respectively.

Mid-Cap Equity Index Fund: three shareholders owning 48%, 25% and 12%, respectively.

Small Cap Value Fund: one shareholder owning 51%.

Small Cap Growth Fund: two shareholdersowning 48% and 6%, respectively.

Bond Fund: two shareholders owning 66% and 6%, respectively.

Money Market Fund: four shareholders owning 14%, 7%, 6% and 6%, respectively.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  DIVIDENDS

On June 30, 2010, dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth and Money Market Funds. On December 30, 2010, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds. Additionally, remaining required distributions relating to 2009 were made in accordance with Internal Revenue Code Section 855(a) and paid on September 2, 2010. On June 30, 2010, dividend distributions from net investment income were declared and paid for each of the Funds. Finally, on April 27, 2010, a special dividend distribution from net investment income and net realized gains on investment transactions was declared and paid for the Mid-Cap Equity Index Fund. Pursuant to shareholders' instructions, substantially all 2011 and 2010 dividend distributions (other than the special dividend) were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2011 and 2010 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2011	$97,508	$460,682	$191,182	$0
2010	$511,591	$833,562	$984,565	$32,553
Long-term capital gains (b)
2011	$0	$0	$0	$0
2010	$0	$0	$3,447,538	$0
Return of Capital
2011	$0	$0	$0	$0
2010	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2011	$0	$939,764	$0
2010	$0	$2,060,111	$7,963
Long-term capital gains (b)
2011	$0	$0	$0
2010	$0	$0	$0
Return of Capital
2011	$0	$0	$0
2010	$0	$0	$0

Notes:

(a)  Includes distributions from fund-level net short-term capital gains.

(b)  To the extent reported, each fund designates these amounts as capital gain dividends for Federal income tax purposes.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  DIVIDENDS (CONTINUED)

Undistributed net income and gains (losses) — As of June 30, 2011, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$130,882	$489,869	$245,851	$12,057
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(3,714,029)	$(1,428,635)	$896,667	$(448,168)
Net unrealized appreciation (depreciation) of investments and futures contracts	$4,853,865	$6,336,217	$4,479,147	$1,358,639

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$65,741	$3,246
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(346,300)	$(1,252,747)	$172
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,643,347	$3,412,479	$(192)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the funds may reclassify book to tax differences as a result of differences arising in the accounting for REIT securities and fund distributions for Federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications.

During the six months ended June 30, 2011, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$0	$0	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$0	$0	$0	$0
Paid in capital	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$31,563	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$0	$0	$0
Paid in capital	$(31,563)	$0	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION

Quarterly Portfolio Schedule

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of June 30, 2011. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 15, 2011, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale. Further, the Board considered the fact that the Adviser limits the Funds' expenses to transactional costs, taxes and the Adviser's asset-based fee.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2011, the Adviser had approximately $10.7 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser's quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION (Continued)

make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2010, all of the Funds demonstrated gross performance that was above or at their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser's investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

Annual Shareholder Meeting

On April 22, 2011, the Investment Company held an Annual Shareholder Meeting for the purpose of electing the full Board of Directors. A total of 18,007,577 votes were cast, which represented 70.76% of the total outstanding shares as of the record date (February 18, 2011). The number and percentage of votes cast for each Board member were as follows:

Name	Number of Shares Voted For	Percentage of Shares Voted For	Number of Shares Abstained	Percentage of Shares Abstained
Carolyn N. Dolan	15,796,478	87.72%	2,211,099	12.28%
John R. Greed	15,796,478	87.72%	2,211,099	12.28%
Kevin M. Kearney	15,796,478	87.72%	2,211,099	12.28%
LaSalle D. Leffall, III	15,796,478	87.72%	2,211,099	12.28%
John W. Sibal	15,796,478	87.72%	2,211,099	12.28%
Margaret M. Smyth	15,796,478	87.72%	2,211,099	12.28%
Patrick J. Waide, Jr.	15,796,478	87.72%	2,211,099	12.28%
William E. Whiston	15,796,478	87.72%	2,211,099	12.28%

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.    CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.          INVESTMENTS.

(a)     Schedule I – Portfolios of Investments in Securities follows:

(b)             Not applicable.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.1%)
Abercrombie & Fitch Co. Cl A	175	11,711
Amazon.com, Inc.*	727	148,664
Apollo Group, Inc.*	256	11,182
AutoNation, Inc.*	128	4,686
AutoZone, Inc.*	51	15,037
Bed Bath & Beyond, Inc.*	511	29,827
Best Buy Co., Inc.	599	18,815
Big Lots, Inc.*	151	5,006
Cablevision Systems Corp. Cl A	457	16,548
CarMax, Inc.*	415	13,724
Carnival Corp.	891	33,528
CBS Corp. Cl B	1,363	38,832
Chipotle Mexican Grill, Inc. Cl A*	63	19,416
Coach, Inc.	590	37,719
Comcast Corp. Cl A	5,672	143,728
D.R. Horton, Inc.	554	6,382
Darden Restaurants, Inc.	273	13,584
DeVry, Inc.	125	7,391
DIRECTV Cl A*	1,569	79,737
Discovery Communications, Inc. Cl A*	555	22,733
Disney (Walt) Co.	3,867	150,968
Expedia, Inc.	407	11,799
Family Dollar Stores, Inc.	244	12,825
Ford Motor Co.*	8,086	111,506
Fortune Brands, Inc.	312	19,896
GameStop Corp. Cl A*	284	7,574
Gannett Co., Inc.	478	6,845
Gap, Inc.	792	14,335
Genuine Parts Co.	310	16,864
Goodyear Tire & Rubber Co.*	511	8,569
H&R Block, Inc.	629	10,089
Harley-Davidson, Inc.	461	18,887
Harman Int’l. Industries, Inc.	141	6,425
Hasbro, Inc.	269	11,817
Home Depot, Inc.	3,135	113,550
International Game Technology	589	10,355
Interpublic Group of Cos., Inc.	1,011	12,638
Johnson Controls, Inc.	1,329	55,366
Kohl’s Corp.	565	28,256
Leggett & Platt, Inc.	291	7,095
Lennar Corp. Cl A	310	5,627
Limited Brands, Inc.	514	19,763
Lowe’s Cos., Inc.	2,579	60,116
Macy’s, Inc	865	25,293
Marriott International, Inc. Cl A	587	20,833
Mattel, Inc.	681	18,721
McDonald’s Corp.	2,049	172,772
McGraw-Hill Cos., Inc.	647	27,116
Netflix, Inc.*	91	23,905
Newell Rubbermaid, Inc.	590	9,310
News Corp. Cl A	4,693	83,066
NIKE, Inc. Cl B	756	68,025
Nordstrom, Inc.	326	15,302
O’Reilly Automotive, Inc.*	268	17,557
Omnicom Group, Inc.	568	27,355
Penney (J.C.) Co., Inc.	416	14,369
Polo Ralph Lauren Corp.	127	16,841

Priceline.com, Inc.*	107	54,777
Pulte Homes, Inc.*	655	5,017
Ross Stores, Inc.	239	19,149
Scripps Networks Interactive, Inc. Cl A	178	8,701
Sears Hldgs. Corp.*	78	5,572
Stanley Black & Decker, Inc.	334	24,065
Staples, Inc.	1,400	22,120
Starbucks Corp.	1,506	59,472
Starwood Hotels & Resorts	418	23,425
Target Corp.	1,400	65,674
Tiffany & Co.	252	19,787
Time Warner Cable, Inc.	676	52,755
Time Warner, Inc.	2,138	77,759
TJX Cos., Inc.	771	40,501
Urban Outfitters, Inc.*	252	7,094
V.F. Corp.	157	17,044
Viacom, Inc. Cl B	1,204	61,404
Washington Post Co. Cl B	10	4,190
Whirlpool Corp.	148	12,035
Wyndham Worldwide Corp.	343	11,542
Wynn Resorts Ltd.	156	22,392
Yum! Brands, Inc.	909	50,213
		2,604,568
CONSUMER STAPLES (6.1%)
Altria Group, Inc.	4,237	111,899
Archer-Daniels-Midland Co.	1,362	41,064
Avon Products, Inc.	875	24,500
Brown-Forman Corp. Cl B	202	15,087
Campbell Soup Co.	363	12,542
Clorox Co.	268	18,074
Coca-Cola Co.	4,614	310,476
Coca-Cola Enterprises, Inc.	649	18,938
Colgate-Palmolive Co.	963	84,176
ConAgra Foods, Inc.	807	20,829
Constellation Brands, Inc. Cl A*	354	7,370
Costco Wholesale Corp.	869	70,598
CVS Caremark Corp.	2,742	103,044
Dean Foods Co.*	372	4,564
Dr. Pepper Snapple Group, Inc.	446	18,701
Estee Lauder Cos., Inc. Cl A	229	24,089
General Mills, Inc.	1,276	47,493
Heinz (H.J.) Co.	642	34,206
Hershey Co.	299	16,998
Hormel Foods Corp.	275	8,198
J.M. Smucker Co.	235	17,963
Kellogg Co.	508	28,103
Kimberly-Clark Corp.	778	51,784
Kraft Foods, Inc. Cl A	3,484	122,741
Kroger Co.	1,194	29,611
Lorillard, Inc.	261	28,415
McCormick & Co., Inc.	259	12,839
Mead Johnson Nutrition Co.	409	27,628
Molson Coors Brewing Co. Cl B	322	14,406
PepsiCo, Inc.	3,202	225,517
Philip Morris Int’l., Inc.	3,554	237,301
Proctor & Gamble Co.	5,663	359,997
Reynolds American, Inc.	678	25,120
Safeway, Inc.	704	16,452
Sara Lee Corp.	1,150	21,839
SUPERVALU, Inc.	433	4,075
Sysco Corp.	1,162	36,231

Tyson Foods, Inc. Cl A	566	10,992
Wal-Mart Stores, Inc.	3,851	204,642
Walgreen Co.	1,786	75,834
Whole Foods Market, Inc.	293	18,591
		2,562,927
ENERGY (7.5%)
Alpha Natural Resources, Inc.*	685	31,126
Anadarko Petroleum Corp.	1,043	80,061
Apache Corp.	784	96,738
Baker Hughes, Inc.	921	66,828
Cabot Oil & Gas Corp.	202	13,395
Cameron International Corp.*	483	24,290
Chesapeake Energy Corp.	1,394	41,388
Chevron Corp.	4,100	421,639
ConocoPhillips	2,859	214,968
Consol Energy, Inc.	492	23,852
Denbury Resources, Inc.*	870	17,400
Devon Energy Corp.	891	70,220
Diamond Offshore Drilling, Inc.	143	10,069
El Paso Corp.	1,567	31,653
EOG Resources, Inc.	580	60,639
EQT Corp.	316	16,596
Exxon Mobil Corp.	10,111	822,828
FMC Technologies, Inc.*	499	22,350
Halliburton Co.	1,954	99,654
Helmerich & Payne, Inc.	224	14,811
Hess Corp.	639	47,772
Marathon Oil Corp.	1,433	75,490
Murphy Oil Corp.	406	26,658
Nabors Industries Ltd.*	631	15,548
National Oilwell Varco, Inc.	877	68,590
Newfield Exploration Co.*	287	19,522
Noble Drilling Corp.	523	20,611
Noble Energy, Inc.	372	33,342
Occidental Petroleum Corp.	1,674	174,163
Peabody Energy Corp.	564	33,225
Pioneer Natural Resources Co.	244	21,855
QEP Resources, Inc.	371	15,519
Range Resources Corp.	328	18,204
Rowan Cos., Inc.*	258	10,013
Schlumberger Ltd.	2,806	242,438
Southwestern Energy Co.*	726	31,131
Spectra Energy Corp.	1,330	36,455
Sunoco, Inc.	253	10,553
Tesoro Corp.*	290	6,644
Valero Energy Corp.	1,199	30,658
Williams Cos., Inc.	1,236	37,389
		3,156,285
FINANCIALS (8.7%)
ACE Ltd.	700	46,074
Aflac, Inc.	947	44,206
Allstate Corp.	1,063	32,453
American Express Co.	2,096	108,363
American Int’l. Group, Inc.*	912	26,740
Ameriprise Financial, Inc.	485	27,975
Aon Corp.	680	34,884
Apartment Investment & Management Co. Cl A	241	6,153
Assurant, Inc.	195	7,073
AvalonBay Communities, Inc.	178	22,855
Bank of America Corp.	20,879	228,834
Bank of New York Mellon Corp.	2,528	64,767

BB&T Corp.	1,405	37,710
Berkshire Hathaway, Inc. Cl B*	3,442	266,376
BlackRock, Inc.	192	36,828
Boston Properties, Inc.	287	30,468
Capital One Financial Corp.	951	49,138
CB Richard Ellis Group, Inc. Cl A*	604	15,166
Charles Schwab Corp.	2,040	33,558
Chubb Corp.	603	37,754
Cincinnati Financial Corp.	332	9,688
Citigroup, Inc.	5,900	245,676
CME Group, Inc.	132	38,490
Comerica, Inc.	355	12,272
Discover Financial Svcs.	1,075	28,756
E*Trade Financial Corp.*	516	7,121
Equity Residential	598	35,880
Federated Investors, Inc. Cl B	182	4,339
Fifth Third Bancorp	1,826	23,282
First Horizon National Corp.	509	4,856
Franklin Resources, Inc.	287	37,680
Genworth Financial, Inc. Cl A*	998	10,259
Goldman Sachs Group, Inc.	1,035	137,748
Hartford Financial Svcs. Group, Inc.	898	23,680
HCP, Inc.	778	28,545
Health Care REIT, Inc.	342	17,931
Host Hotels & Resorts, Inc.	1,377	23,340
Hudson City Bancorp, Inc.	1,066	8,731
Huntington Bancshares, Inc.	1,690	11,086
IntercontinentalExchange, Inc.*	147	18,332
Invesco Ltd.	938	21,949
Janus Capital Group, Inc.	382	3,606
JPMorgan Chase & Co.	8,111	332,064
KeyCorp	1,887	15,719
Kimco Realty Corp.	811	15,117
Legg Mason, Inc.	295	9,664
Leucadia National Corp.	407	13,879
Lincoln National Corp.	622	17,721
Loews Corp.	633	26,643
M&T Bank Corp.	247	21,724
Marsh & McLennan Cos., Inc.	1,100	34,309
Marshall & Ilsley Corp.	1,068	8,512
MetLife, Inc.	2,186	95,900
Moody’s Corp.	466	17,871
Morgan Stanley	3,134	72,113
Nasdaq OMX Group, Inc.*	305	7,717
Northern Trust Corp.	492	22,612
NYSE Euronext	550	18,849
People’s United Financial, Inc.	703	9,448
Plum Creek Timber Co., Inc.	324	13,135
PNC Financial Svcs. Grp., Inc.	1,088	64,856
Principal Financial Grp., Inc.	641	19,499
Progressive Corp.	1,315	28,115
ProLogis, Inc.	1,263	45,266
Prudential Financial, Inc.	989	62,891
Public Storage	286	32,607
Regions Financial Corp.	2,521	15,630
Simon Property Group, Inc.	580	67,413
SLM Corp.	1,061	17,835
State Street Corp.	1,005	45,315
SunTrust Banks, Inc.	1,064	27,451
T. Rowe Price Group, Inc.	520	31,377
Torchmark Corp.	156	10,006

Travelers Cos., Inc.	869	50,732
U.S. Bancorp	3,894	99,336
Unum Group	619	15,772
Ventas, Inc.	320	16,867
Vornado Realty Trust	330	30,749
Wells Fargo & Co.	10,346	290,309
Weyerhaeuser Co.	1,086	23,740
XL Group PLC	619	13,606
Zions Bancorporation	355	8,524
		3,681,515
HEALTH CARE (6.7%)
Abbott Laboratories	3,103	163,280
Aetna, Inc.	764	33,685
Agilent Technologies, Inc.*	717	36,646
Allergan, Inc.	602	50,117
AmerisourceBergen Corp.	555	22,977
Amgen, Inc.*	1,888	110,165
Bard (C.R.), Inc.	174	19,116
Baxter International, Inc.	1,145	68,345
Becton, Dickinson & Co.	443	38,173
Biogen Idec, Inc.*	473	50,573
Boston Scientific Corp.*	3,082	21,297
Bristol-Myers Squibb Co.	3,457	100,115
Cardinal Health, Inc.	698	31,703
CareFusion Corp.*	465	12,634
Celgene Corp.*	940	56,701
Cephalon, Inc.*	155	12,385
Cerner Corp.*	286	17,477
CIGNA Corp.	551	28,338
Coventry Health Care, Inc.*	301	10,977
Covidien PLC	1,024	54,508
DaVita, Inc.*	192	16,629
Dentsply International, Inc.	291	11,081
Edwards Lifesciences Corp.*	231	20,139
Express Scripts, Inc.*	1,090	58,838
Forest Laboratories, Inc.*	571	22,463
Gilead Sciences, Inc.*	1,631	67,540
Hospira, Inc.*	338	19,151
Humana, Inc.	344	27,706
Intuitive Surgical, Inc.*	77	28,652
Johnson & Johnson	5,541	368,587
Laboratory Corp. of America Hldgs.*	201	19,455
Life Technologies Corp.*	348	18,120
Lilly (Eli) & Co.	2,046	76,786
McKesson Corp.	515	43,080
Medco Health Solutions, Inc.*	827	46,742
Medtronic, Inc.	2,152	82,917
Merck & Co., Inc.	6,300	222,327
Mylan, Inc.*	887	21,882
Patterson Cos., Inc.	198	6,512
PerkinElmer, Inc.	226	6,082
Pfizer, Inc.	16,025	330,115
Quest Diagnostics, Inc.	309	18,262
St. Jude Medical, Inc.	679	32,375
Stryker Corp.	683	40,085
Tenet Healthcare Corp.*	924	5,766
Thermo Fisher Scientific, Inc.*	788	50,739
UnitedHealth Group, Inc.	2,174	112,135
Varian Medical Systems, Inc.*	235	16,455
Waters Corp.*	185	17,712
Watson Pharmaceuticals, Inc.*	254	17,457

WellPoint, Inc.	746	58,762
Zimmer Hldgs., Inc.*	393	24,838
		2,848,602
INDUSTRIALS (6.4%)
3M Co.	1,425	135,161
Avery Dennison Corp.	211	8,151
Boeing Co.	1,471	108,751
Caterpillar, Inc.	1,321	140,634
Cintas Corp.	248	8,191
CSX Corp.	2,214	58,051
Cummins, Inc.	394	40,775
Danaher Corp.	1,097	58,130
Deere & Co.	886	73,051
Donnelley (R.R.) & Sons Co.	392	7,687
Dover Corp.	368	24,950
Dun & Bradstreet Corp.	100	7,554
Eaton Corp.	671	34,523
Emerson Electric Co.	1,504	84,600
Equifax, Inc.	252	8,749
Expeditors Int’l. of Wash.	423	21,653
Fastenal Co.	566	20,370
FedEx Corp.	628	59,566
Flowserve Corp.	113	12,418
Fluor Corp.	360	23,278
General Dynamics Corp.	729	54,325
General Electric Co.	21,278	401,303
Goodrich Corp.	242	23,111
Grainger (W.W.), Inc.	114	17,516
Honeywell International, Inc.	1,586	94,510
Huntington Ingalls Industries, Inc.*	86	2,967
Illinois Tool Works, Inc.	1,008	56,942
Ingersoll-Rand PLC	678	30,788
Iron Mountain, Inc.	395	13,466
ITT Corp.	369	21,745
Jacobs Engineering Group, Inc.*	264	11,418
Joy Global, Inc.	222	21,143
L-3 Communications Hldgs., Inc.	206	18,015
Lockheed Martin Corp.	557	45,100
Masco Corp.	724	8,710
Norfolk Southern Corp.	713	53,425
Northrop Grumman Corp.	572	39,668
Paccar, Inc.	715	36,529
Pall Corp.	232	13,045
Parker Hannifin Corp.	328	29,435
Pitney Bowes, Inc.	417	9,587
Precision Castparts Corp.	283	46,596
Quanta Services, Inc.*	438	8,848
Raytheon Co.	720	35,892
Republic Services, Inc.	601	18,541
Robert Half Int’l., Inc.	298	8,055
Robinson (C.H.) Worldwide, Inc.	325	25,623
Rockwell Automation, Inc.	286	24,813
Rockwell Collins, Inc.	304	18,754
Roper Industries, Inc.	190	15,827
Ryder System, Inc.	99	5,628
Snap-On, Inc.	114	7,123
Southwest Airlines Co.	1,609	18,375
Stericycle, Inc.*	170	15,150
Textron, Inc.	540	12,749
Tyco International Ltd.	946	46,761
Union Pacific Corp.	990	103,356

United Parcel Service, Inc. Cl B	1,975	144,037
United Technologies Corp.	1,809	160,115
Waste Management, Inc.	956	35,630
		2,690,864
INFORMATION TECHNOLOGY (10.4%)
Adobe Systems, Inc.*	1,055	33,180
Advanced Micro Devices, Inc.*	1,274	8,905
Akamai Technologies, Inc.*	385	12,116
Altera Corp.	667	30,915
Amphenol Corp. Cl A	365	19,706
Analog Devices, Inc.	629	24,619
Apple, Inc.*	1,902	638,439
Applied Materials, Inc.	2,714	35,309
Autodesk, Inc.*	497	19,184
Automatic Data Processing, Inc.	1,015	53,470
BMC Software, Inc.*	363	19,856
Broadcom Corp. Cl A*	1,019	34,279
CA, Inc.	772	17,632
Cisco Systems, Inc.	11,270	175,925
Citrix Systems, Inc.*	410	32,800
Cognizant Technology Solutions*	669	49,064
Computer Sciences Corp.	312	11,844
Compuware Corp.*	451	4,402
Corning, Inc.	3,275	59,441
Dell, Inc.*	3,212	53,544
eBay, Inc.*	2,423	78,190
Electronic Arts, Inc.*	696	16,426
EMC Corp.*	4,249	117,060
F5 Networks, Inc.*	176	19,404
Fidelity Nat’l. Information Svcs., Inc.	549	16,904
First Solar, Inc.*	107	14,153
Fiserv, Inc.*	295	18,476
FLIR Systems, Inc.	325	10,956
Google, Inc. Cl A*	530	268,381
Harris Corp.	265	11,941
Hewlett-Packard Co.	4,241	154,372
Int’l. Business Machines Corp.	2,449	420,124
Intel Corp.	10,870	240,879
Intuit, Inc.*	566	29,353
Jabil Circuit, Inc.	413	8,343
JDS Uniphase Corp.*	498	8,297
Juniper Networks, Inc.*	1,138	35,847
KLA-Tencor Corp.	356	14,411
Lexmark International, Inc. Cl A*	152	4,448
Linear Technology Corp.	465	15,354
LSI Corp.*	1,258	8,957
MasterCard, Inc.	191	57,556
MEMC Electronic Materials, Inc.*	474	4,043
Microchip Technology, Inc.	395	14,974
Micron Technology, Inc.*	1,904	14,242
Microsoft Corp.	14,768	383,968
Molex, Inc.	282	7,267
Monster Worldwide, Inc.*	264	3,870
Motorola Mobility Hldgs., Inc.*	571	12,585
Motorola Solutions, Inc.*	685	31,537
National Semiconductor Corp.	487	11,985
NetApp, Inc.*	739	39,004
Novellus Systems, Inc.*	187	6,758
Nvidia Corp.*	1,312	20,907
Oracle Corp.	7,875	259,166
Paychex, Inc.	657	20,183

QUALCOMM, Inc.	3,486	197,970
Red Hat, Inc.*	394	18,085
SAIC, Inc.*	561	9,436
Salesforce.com, inc.*	245	36,500
SanDisk Corp.*	504	20,916
Symantec Corp.*	1,528	30,132
Tellabs, Inc.	753	3,471
Teradata Corp.*	322	19,384
Teradyne, Inc.*	395	5,846
Texas Instruments, Inc.	2,437	80,007
Total System Services, Inc.	316	5,871
VeriSign, Inc.	352	11,778
Visa, Inc. Cl A	976	82,238
Western Digital Corp.*	476	17,317
Western Union Co.	1,268	25,398
Xerox Corp.	2,726	28,378
Xilinx, Inc.	545	19,876
Yahoo!, Inc.*	2,746	41,300
		4,388,854
MATERIALS (2.2%)
Air Products & Chemicals, Inc.	435	41,577
Airgas, Inc.	141	9,876
AK Steel Hldg. Corp.	249	3,924
Alcoa, Inc.	2,227	35,320
Allegheny Technologies, Inc.	227	14,408
Ball Corp.	342	13,153
Bemis Co., Inc.	223	7,533
CF Industries Hldgs., Inc.	163	23,092
Cliffs Natural Resources, Inc.	307	28,382
Dow Chemical Co.	2,450	88,200
Du Pont (E.I.) de Nemours & Co.	1,894	102,371
Eastman Chemical Co.	150	15,311
Ecolab, Inc.	470	26,499
FMC Corp.	144	12,387
Freeport-McMoRan Copper & Gold, Inc.	1,971	104,266
Int’l. Flavors & Fragrances, Inc.	163	10,471
International Paper Co.	943	28,120
MeadWestvaco Corp.	354	11,792
Monsanto Co.	1,133	82,188
Newmont Mining Corp.	1,009	54,456
Nucor Corp.	652	26,875
Owens-Illinois, Inc.*	388	10,014
PPG Industries, Inc.	318	28,871
Praxair, Inc.	611	66,226
Sealed Air Corp.	326	7,756
Sherwin-Williams Co.	175	14,677
Sigma-Aldrich Corp.	249	18,272
Titanium Metals Corp.	186	3,408
United States Steel Corp.	306	14,088
Vulcan Materials Co.	247	9,517
		913,030
TELECOMMUNICATION SERVICES (1.8%)
American Tower Corp. Cl A*	796	41,655
AT&T, Inc.	11,837	371,800
CenturyLink, Inc.	1,230	49,729
Frontier Communications Corp.	2,031	16,390
MetroPCS Communications, Inc.*	542	9,328
Sprint Nextel Corp.*	6,216	33,504
Verizon Communications, Inc.	5,635	209,791
Windstream Corp.	1,013	13,128
		745,325

UTILITIES (1.9%)
AES Corp.*				1,339	17,059
Ameren Corp.				489	14,103
American Electric Power Co., Inc.				962	36,248
CenterPoint Energy, Inc.				865	16,738
CMS Energy Corp.				502	9,884
Consolidated Edison, Inc.				582	30,986
Constellation Energy Group, Inc.				409	15,526
Dominion Resources, Inc.				1,167	56,331
DTE Energy Co.				343	17,157
Duke Energy Corp.				2,631	49,542
Edison International				657	25,459
Entergy Corp.				353	24,103
Exelon Corp.				1,349	57,791
FirstEnergy Corp.				835	36,865
Integrys Energy Group, Inc.				158	8,191
NextEra Energy, Inc.				836	48,037
Nicor, Inc.				91	4,981
NiSource, Inc.				566	11,462
Northeast Utilities				351	12,345
NRG Energy, Inc.*				503	12,364
Oneok, Inc.				216	15,986
Pepco Hldgs., Inc.				451	8,853
PG&E Corp.				794	33,372
Pinnacle West Capital Corp.				219	9,763
PPL Corp.				1,159	32,255
Progress Energy, Inc.				584	28,038
Public Svc. Enterprise Group, Inc.				1,034	33,750
SCANA Corp.				229	9,016
Sempra Energy				481	25,435
Southern Co.				1,704	68,808
TECO Energy, Inc.				430	8,123
Wisconsin Energy Corp.				467	14,640
Xcel Energy, Inc.				968	23,522
					816,733
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $21,895,115) 57.8%					24,408,703

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	AAA	0.04	08/18/11	200,000	199,988
U.S. Treasury Bill (1)	AAA	0.05	09/08/11	200,000	199,997
					399,985
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $399,971) 1.0%					399,985

TOTAL INDEXED ASSETS (Cost: $22,295,086) 58.8%					24,808,688

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.0%)
AFC Enterprises, Inc.*				1,616	26,583
Amazon.com, Inc.*				543	111,038
American Axle & Mfg. Hldgs., Inc.*				2,164	24,626

Bassett Furniture Industries, Inc.	3,370	26,556
California Pizza Kitchen, Inc.*	2,087	38,547
CPI Corp.	1,831	24,078
Darden Restaurants, Inc.	802	39,908
Deckers Outdoor Corp.*	112	9,872
Denny’s Corp.*	7,244	28,107
Dillard’s, Inc. Cl A	1,678	87,491
Discovery Communications, Inc. Cl A*	726	29,737
Disney (Walt) Co.	2,156	84,170
Express, Inc.	1,679	36,602
Ford Motor Co.*	8,127	112,071
G-III Apparel Group Ltd.*	734	25,308
Johnson Controls, Inc.	793	33,036
Lincoln Educational Svcs. Corp.	1,748	29,978
Maidenform Brands, Inc.*	722	19,971
OfficeMax, Inc.*	2,784	21,854
P.F. Chang’s China Bistro, Inc.	414	16,659
Pep Boys - Manny, Moe & Jack	5,562	60,793
Pinnacle Entertainment, Inc.*	2,711	40,394
Rent-A-Center, Inc.	2,030	62,037
Shutterfly, Inc.*	2,087	119,836
Sotheby’s	362	15,747
Staples, Inc.	1,920	30,336
Starbucks Corp.	3,182	125,657
Steve Madden Ltd.*	1,050	39,386
Target Corp.	599	28,099
Tenneco, Inc.*	647	28,513
Time Warner Cable, Inc.	806	62,900
Time Warner, Inc.	1,356	49,318
Tupperware Brands Corp.	416	28,059
Urban Outfitters, Inc.*	971	27,334
Vera Bradley, Inc.*	293	11,193
Viacom, Inc. Cl B	1,539	78,489
Wolverine World Wide, Inc.	1,113	46,468
		1,680,751
CONSUMER STAPLES (2.4%)
Darling International, Inc.*	1,646	29,134
Diamond Foods, Inc.	312	23,818
Dr. Pepper Snapple Group, Inc.	1,735	72,749
Estee Lauder Cos., Inc. Cl A	666	70,057
J.M. Smucker Co.	869	66,426
Lorillard, Inc.	459	49,971
PepsiCo, Inc.	1,482	104,377
Philip Morris Int’l., Inc.	1,716	114,577
Prestige Brands Hldgs., Inc.*	2,214	28,428
Proctor & Gamble Co.	2,398	152,441
Sara Lee Corp.	1,762	33,460
TreeHouse Foods, Inc.*	504	27,523
Tyson Foods, Inc. Cl A	3,669	71,252
Vector Group Ltd.	1,727	30,723
Wal-Mart Stores, Inc.	2,648	140,715
		1,015,651
ENERGY (4.1%)
Abraxas Petroleum Corp.*	4,811	18,426
Apache Corp.	711	87,730
Brigham Exploration Co.*	4,979	149,021
Chevron Corp.	944	97,081
ConocoPhillips	2,007	150,906
Energy XXI (Bermuda) Ltd.*	2,486	82,585

Exxon Mobil Corp.	3,840	312,499
Gasco Energy, Inc.*	38,230	8,476
Halliburton Co.	2,367	120,717
Hess Corp.	688	51,435
Houston American Energy Corp.	1,086	19,689
Lufkin Industries, Inc.	335	28,827
MarkWest Energy Partners LP	1,090	52,582
McMoRan Exploration Co.*	11,219	207,327
National Oilwell Varco, Inc.	1,066	83,372
Noble Energy, Inc.	911	81,653
Occidental Petroleum Corp.	1,120	116,525
Range Resources Corp.	598	33,189
		1,702,040
FINANCIALS (6.8%)
Aon Corp.	690	35,397
Ashford Hospitality Trust, Inc.	3,109	38,707
Aspen Insurance Hldgs. Ltd.	1,288	33,140
Associated Estates Realty Corp.	2,717	44,151
BancFirst Corp.	506	19,532
Bank of America Corp.	7,920	86,803
Bank of Marin Bancorp	336	11,884
Banner Corp.	580	10,150
BB&T Corp.	2,188	58,726
Berkshire Hathaway, Inc. Cl B*	1,322	102,310
Brookline Bancorp, Inc.	3,491	32,362
Bryn Mawr Bank Corp.	1,008	20,412
Capital One Financial Corp.	2,133	110,212
Cash America Int’l., Inc.	820	47,453
Chesapeake Lodging Trust	1,600	27,296
Citigroup, Inc.	2,085	86,819
Colonial Properties Trust	1,890	38,556
Dime Community Bancshares	1,669	24,267
EastGroup Properties, Inc.	688	29,247
Ellington Financial LLC	2,656	55,909
FelCor Lodging Trust, Inc.*	8,177	43,583
First Interstate BancSytem, Inc.	1,540	22,700
First Niagara Financial Group, Inc.	5,103	67,360
Flushing Financial Corp.	461	5,993
Forest City Enterprises, Inc. Cl A*	2,618	48,878
Franklin Resources, Inc.	275	36,105
Glacier Bancorp, Inc.	1,870	25,208
Goldman Sachs Group, Inc.	732	97,422
Hersha Hospitality Trust	1,406	7,831
Highwoods Properties, Inc.	1,136	37,636
IBERIABANK Corp.	428	24,670
Investors Bancorp, Inc.*	1,750	24,850
iShares Russell 2000 Growth Index Fund	917	86,977
JPMorgan Chase & Co.	4,719	193,196
KKR Financial Hldgs. LLC	1,242	12,184
Marlin Business Svcs. Corp.*	1,871	23,668
MB Financial, Inc.	1,239	23,838
Meadowbrook Insurance Group, Inc.	3,913	38,778
Medical Properties Trust, Inc.	503	5,785
MetLife, Inc.	2,151	94,364
Mid-America Apt. Communities, Inc.	847	57,147
National Retail Pptys., Inc.	1,013	24,829
NBH Hldgs. Co.†	2,617	47,106
Northwest Bancshares, Inc.	3,590	45,162
OneBeacon Insurance Group Ltd. Cl A	625	8,369
Pennsylvania REIT	2,534	39,784

PHH Corp.*	1,384	28,400
PNC Financial Svcs. Grp., Inc.	934	55,676
ProAssurance Corp.*	646	45,220
Prosperity Bancshares, Inc.	656	28,746
PS Business Parks, Inc.	341	18,789
S.Y. Bancorp, Inc.	1,893	44,012
SeaBright Hldgs., Inc.	3,876	38,372
Senior Housing Pptys. Trust	2,447	57,284
Signature Bank*	1,350	77,220
Simon Property Group, Inc.	770	89,497
Stifel Financial Corp.*	713	25,568
SVB Financial Group*	805	48,067
Symetra Financial Corp.	2,363	31,735
UMB Financial Corp.	586	24,542
Urstadt Biddle Properties Cl A	899	16,281
Wells Fargo & Co.	5,825	163,450
Westamerica Bancorporation	692	34,081
		2,883,696
HEALTH CARE (4.3%)
Abbott Laboratories	2,413	126,972
Abiomed, Inc.*	3,430	55,566
Acorda Therapeutics, Inc.*	816	26,365
Allied Healthcare Int’l., Inc.*	8,079	20,117
Alphatec Hldgs., Inc.*	9,760	33,965
Auxilium Pharmaceuticals, Inc.*	445	8,722
Bruker Corp.*	1,258	25,613
Celgene Corp.*	999	60,260
Conceptus, Inc.*	1,958	22,850
Cubist Pharmaceuticals, Inc.*	425	15,296
Cyberonics, Inc.*	1,554	43,434
DexCom, Inc.*	1,398	20,257
Emergent Biosolutions, Inc.*	994	22,415
Enzon Pharmaceuticals, Inc.*	7,744	77,827
Exelixis, Inc.*	1,910	17,114
Express Scripts, Inc.*	608	32,820
Gilead Sciences, Inc.*	1,847	76,484
HMS Hldgs. Corp.*	539	41,433
Human Genome Sciences, Inc.*	751	18,430
Insulet Corp.*	824	18,268
IPC The Hospitalist Co.*	1,221	56,593
Kindred Healthcare, Inc.*	470	10,093
McKesson Corp.	1,026	85,825
Medidata Solutions, Inc.*	3,030	72,326
Merck & Co., Inc.	3,307	116,704
Mylan, Inc.*	3,220	79,437
Neogen Corp.*	575	25,996
NuPathe, Inc.*	1,124	8,239
NxStage Medical, Inc.*	1,055	21,965
Onyx Pharmaceuticals, Inc.*	632	22,310
Optimer Pharmaceuticals, Inc.*	659	7,836
OSI Pharmaceuticals, Inc. - rights*	131	0
PAREXEL International Corp.*	649	15,290
Pfizer, Inc.	7,706	158,744
Salix Pharmaceuticals Ltd.*	1,519	60,502
Seattle Genetics, Inc.*	1,275	26,163
St. Jude Medical, Inc.	1,657	79,006
SXC Health Solutions Corp.*	479	28,223
Thoratec Corp.*	1,092	35,839
UnitedHealth Group, Inc.	1,486	76,648
WellPoint, Inc.	482	37,967
		1,789,914

INDUSTRIALS (5.3%)
Acco Brands Corp.*	2,795	21,941
Actuant Corp. Cl A	1,553	41,667
Alaska Air Group, Inc.*	544	37,242
Ameron International Corp.	743	48,800
Astec Industries, Inc.*	713	26,367
Astronics Corp.*	1,128	34,742
AZZ, Inc.	1,498	68,608
Belden, Inc.	527	18,371
Boeing Co.	1,589	117,475
Caterpillar, Inc.	847	90,172
Cenveo, Inc.*	1,203	7,699
CTPartners Executive Search, Inc.*	265	3,167
Cummins, Inc.	807	83,516
EMCOR Group, Inc.*	703	20,605
Encore Wire Corp.	1,757	42,555
EnPro Industries, Inc.*	537	25,814
Expeditors Int’l. of Wash.	1,482	75,864
FedEx Corp.	808	76,639
Force Protection, Inc.*	11,446	56,829
General Electric Co.	9,340	176,152
Genesee & Wyoming, Inc. Cl A*	1,735	101,740
Graham Corp.	1,070	21,828
Great Lakes Dredge & Dock Co.	2,589	14,447
Healthcare Svcs. Group, Inc.	1,332	21,645
Hub Group, Inc. Cl A*	716	26,965
Illinois Tool Works, Inc.	1,206	68,127
Insperity, Inc.	688	20,372
Kaydon Corp.	1,641	61,242
Meritor, Inc.*	1,018	16,329
Miller Industries, Inc.	2,407	44,987
Mueller Industries, Inc.	1,586	60,125
Old Dominion Freight Line, Inc.*	2,753	102,687
Orion Marine Group, Inc.*	1,209	11,377
Precision Castparts Corp.	633	104,223
Raven Industries, Inc.	844	47,019
RBC Bearings, Inc.*	792	29,906
Robbins & Myers, Inc.	1,073	56,708
Robert Half Int’l., Inc.	1,531	41,383
Roper Industries, Inc.	468	38,984
SFN Group, Inc.*	4,807	43,696
Sun Hydraulics Corp.	1,032	49,330
Teledyne Technologies, Inc.*	723	36,410
Tutor Perini Corp.	2,752	52,783
Union Pacific Corp.	565	58,986
Universal Forest Products, Inc.	407	9,752
		2,215,276

INFORMATION TECHNOLOGY (6.9%)
ADPT Corp.*	3,530	10,696
Adtran, Inc.	733	28,374
Anaren, Inc.*	870	18,488
Anixter International, Inc.	462	30,187
Apple, Inc.*	863	289,683
Automatic Data Processing, Inc.	965	50,836
Ceragon Networks Ltd.*	1,945	23,126
Cirrus Logic, Inc.*	2,286	36,347
Cisco Systems, Inc.	2,164	33,780
CommVault Systems, Inc.*	1,690	75,121

comScore, Inc.*	2,101	54,416
DemandTec, Inc.*	1,227	11,166
EMC Corp.*	2,381	65,597
Emulex Corp.*	3,200	27,520
Entropic Communications, Inc.*	3,134	27,861
F5 Networks, Inc.*	154	16,979
Forrester Research, Inc.	1,033	34,048
Google, Inc. Cl A*	254	128,621
Harris Corp.	341	15,365
Informatica Corp.*	1,813	105,934
Int’l. Business Machines Corp.	951	163,144
JDA Software Group, Inc.*	729	22,519
KLA-Tencor Corp.	1,106	44,771
Lattice Semiconductor Corp.*	4,801	31,303
Littelfuse, Inc.	334	19,612
LogMeIn, Inc.*	1,990	76,754
Mercury Computer Systems, Inc.*	2,124	39,676
Microsemi Corp.*	2,469	50,615
Microsoft Corp.	4,906	127,556
MKS Instruments, Inc.	1,939	51,228
NetApp, Inc.*	311	16,415
Netlogic Microsystems, Inc.*	1,439	58,164
Oracle Corp.	3,194	105,115
Parametric Technology Corp.*	3,419	78,398
Plexus Corp.*	1,781	61,997
QUALCOMM, Inc.	1,744	99,042
Rackspace Hosting, Inc.*	928	39,663
Red Hat, Inc.*	898	41,218
Responsys, Inc.*	1,212	21,489
Richardson Electronics Ltd.	3,585	48,720
RightNow Technologies, Inc.*	1,249	40,468
Rogers Corp.*	788	36,406
Salesforce.com, inc.*	680	101,306
Sapient Corp.*	1,464	22,004
Semtech Corp.*	968	26,465
Sourcefire, Inc.*	779	23,152
STEC, Inc.*	1,369	23,287
SuccessFactors, Inc.*	628	18,463
Super Micro Computer, Inc.*	2,092	33,660
Texas Instruments, Inc.	2,005	65,824
Tibco Software, Inc.*	4,441	128,878
TTM Technologies, Inc.*	1,883	30,166
Websense, Inc.*	1,871	48,590
Yahoo!, Inc.*	1,678	25,237
		2,905,450

MATERIALS (2.6%)
Allied Nevada Gold Corp.*	1,075	38,023
Ball Corp.	1,278	49,152
Boise, Inc.	6,948	54,125
Buckeye Technologies, Inc.	1,414	38,150
Commercial Metals Co.	1,800	25,830
Copper Mountain Mining Corp.*	3,540	27,558
Crown Hldgs., Inc.*	1,708	66,305
Dow Chemical Co.	1,720	61,920
Eastman Chemical Co.	927	94,619
Ferro Corp.*	1,235	16,598
FMC Corp.	738	63,483
Freeport-McMoRan Copper & Gold, Inc.	1,752	92,681
Hecla Mining Co.*	2,054	15,795
Innophos Hldgs., Inc.	2,051	100,089

Kaiser Aluminum Corp.	1,050	57,351
LSB Industries, Inc.*	518	22,233
Materion Corp.*	537	19,853
Silgan Hldgs., Inc.	2,711	111,070
Taseko Mines Ltd.*	2,068	10,257
Universal Stainless & Alloy Products, Inc.*	800	37,408
US Gold Corp.*	13,434	81,007
		1,083,507

TELECOMMUNICATION SERVICES (0.9%)
AboveNet, Inc.	325	22,900
Alaska Comm. Systems Group, Inc.	1,523	13,509
American Tower Corp. Cl A*	1,634	85,507
CenturyLink, Inc.	1,494	60,402
Consolidated Comms. Hldgs., Inc.	3,320	64,541
FairPoint Communications, Inc.*	1	0
Verizon Communications, Inc.	2,968	110,499
		357,358

UTILITIES (1.1%)
Avista Corp.	1,754	45,060
Black Hills Corp.	842	25,336
Dominion Resources, Inc.	1,469	70,909
Edison International	851	32,976
Entergy Corp.	231	15,773
Idacorp, Inc.	947	37,407
Northwest Natural Gas Co.	1,105	49,869
PNM Resources, Inc.	1,940	32,476
PPL Corp.	942	26,216
Public Svc. Enterprise Group, Inc.	1,656	54,052
Sempra Energy	773	40,876
Unisource Energy Corp.	1,122	41,884
		472,834

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $13,016,590) 38.4%		16,106,477

	Shares	Value
ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	27,455
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		27,455

TOTAL ACTIVE ASSETS (Cost: $13,026,590) 38.5%		16,133,932

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,078,800) 2.6%		1,078,800

TOTAL INVESTMENTS (Cost: $36,400,476) 99.9%		42,021,420

OTHER NET ASSETS 0.1%		33,933

NET ASSETS 100.0%		$42,055,353

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.3%)
Abercrombie & Fitch Co. Cl A	381	25,497
Amazon.com, Inc.*	1,588	324,730
Apollo Group, Inc.*	560	24,461
AutoNation, Inc.*	277	10,141
AutoZone, Inc.*	113	33,318
Bed Bath & Beyond, Inc.*	1,112	64,907
Best Buy Co., Inc.	1,312	41,210
Big Lots, Inc.*	331	10,973
Cablevision Systems Corp. Cl A	996	36,065
CarMax, Inc.*	904	29,895
Carnival Corp.	1,940	73,002
CBS Corp. Cl B	2,978	84,843
Chipotle Mexican Grill, Inc. Cl A*	139	42,838
Coach, Inc.	1,289	82,406
Comcast Corp. Cl A	12,385	313,836
D.R. Horton, Inc.	1,208	13,916
Darden Restaurants, Inc.	597	29,707
DeVry, Inc.	273	16,142
DIRECTV Cl A*	3,417	173,652
Discovery Communications, Inc. Cl A*	1,210	49,562
Disney (Walt) Co.	8,444	329,654
Expedia, Inc.	888	25,743
Family Dollar Stores, Inc.	534	28,067
Ford Motor Co.*	17,553	242,056
Fortune Brands, Inc.	676	43,109
GameStop Corp. Cl A*	620	16,535
Gannett Co., Inc.	1,047	14,993
Gap, Inc.	1,726	31,241
Genuine Parts Co.	676	36,774
Goodyear Tire & Rubber Co.*	1,109	18,598
H&R Block, Inc.	1,363	21,863
Harley-Davidson, Inc.	1,005	41,175
Harman Int’l. Industries, Inc.	307	13,990
Hasbro, Inc.	586	25,743
Home Depot, Inc.	6,846	247,962
International Game Technology	1,280	22,502
Interpublic Group of Cos., Inc.	2,210	27,625
Johnson Controls, Inc.	2,895	120,606
Kohl’s Corp.	1,233	61,662
Leggett & Platt, Inc.	634	15,457
Lennar Corp. Cl A	678	12,306
Limited Brands, Inc.	1,121	43,102
Lowe’s Cos., Inc.	5,628	131,189
Macy’s, Inc	1,881	55,000
Marriott International, Inc. Cl A	1,277	45,321
Mattel, Inc.	1,485	40,823
McDonald’s Corp.	4,477	377,501
McGraw-Hill Cos., Inc.	1,407	58,967
Netflix, Inc.*	200	52,538
Newell Rubbermaid, Inc.	1,285	20,277
News Corp. Cl A	10,234	181,142
NIKE, Inc. Cl B	1,644	147,927
Nordstrom, Inc.	711	33,374

O’Reilly Automotive, Inc.*	586	38,389
Omnicom Group, Inc.	1,240	59,718
Penney (J.C.) Co., Inc.	827	28,565
Polo Ralph Lauren Corp.	277	36,733
Priceline.com, Inc.*	234	119,792
Pulte Homes, Inc.*	1,428	10,938
Ross Stores, Inc.	521	41,743
Scripps Networks Interactive, Inc. Cl A	390	19,063
Sears Hldgs. Corp.*	172	12,288
Stanley Black & Decker, Inc.	729	52,524
Staples, Inc.	3,044	48,095
Starbucks Corp.	3,284	129,685
Starwood Hotels & Resorts	913	51,165
Target Corp.	3,053	143,216
Tiffany & Co.	549	43,107
Time Warner Cable, Inc.	1,477	115,265
Time Warner, Inc.	4,672	169,921
TJX Cos., Inc.	1,681	88,303
Urban Outfitters, Inc.*	551	15,511
V.F. Corp.	343	37,236
Viacom, Inc. Cl B	2,630	134,130
Washington Post Co. Cl B	23	9,636
Whirlpool Corp.	324	26,348
Wyndham Worldwide Corp.	746	25,103
Wynn Resorts Ltd.	340	48,804
Yum! Brands, Inc.	1,984	109,596
		5,680,797
CONSUMER STAPLES (10.2%)
Altria Group, Inc.	9,225	243,632
Archer-Daniels-Midland Co.	2,968	89,485
Avon Products, Inc.	1,904	53,312
Brown-Forman Corp. Cl B	442	33,013
Campbell Soup Co.	792	27,364
Clorox Co.	585	39,452
Coca-Cola Co.	10,039	675,524
Coca-Cola Enterprises, Inc.	1,412	41,202
Colgate-Palmolive Co.	2,097	183,299
ConAgra Foods, Inc.	1,762	45,477
Constellation Brands, Inc. Cl A*	773	16,094
Costco Wholesale Corp.	1,890	153,544
CVS Caremark Corp.	5,981	224,766
Dean Foods Co.*	809	9,926
Dr. Pepper Snapple Group, Inc.	970	40,672
Estee Lauder Cos., Inc. Cl A	498	52,385
General Mills, Inc.	2,785	103,658
Heinz (H.J.) Co.	1,402	74,699
Hershey Co.	654	37,180
Hormel Foods Corp.	599	17,856
J.M. Smucker Co.	513	39,214
Kellogg Co.	1,108	61,295
Kimberly-Clark Corp.	1,695	112,819
Kraft Foods, Inc. Cl A	7,585	267,220
Kroger Co.	2,605	64,604
Lorillard, Inc.	571	62,165
McCormick & Co., Inc.	564	27,957
Mead Johnson Nutrition Co.	891	60,187
Molson Coors Brewing Co. Cl B	702	31,407

PepsiCo, Inc.	6,978	491,461
Philip Morris Int’l., Inc.	7,732	516,266
Proctor & Gamble Co.	12,325	783,500
Reynolds American, Inc.	1,475	54,649
Safeway, Inc.	1,534	35,850
Sara Lee Corp.	2,515	47,760
SUPERVALU, Inc.	944	8,883
Sysco Corp.	2,533	78,979
Tyson Foods, Inc. Cl A	1,235	23,984
Wal-Mart Stores, Inc.	8,405	446,642
Walgreen Co.	3,894	165,339
Whole Foods Market, Inc.	641	40,671
		5,583,392
ENERGY (12.5%)
Alpha Natural Resources, Inc.*	1,544	70,159
Anadarko Petroleum Corp.	2,267	174,015
Apache Corp.	1,707	210,627
Baker Hughes, Inc.	2,000	145,120
Cabot Oil & Gas Corp.	443	29,375
Cameron International Corp.*	1,050	52,805
Chesapeake Energy Corp.	3,034	90,079
Chevron Corp.	8,924	917,744
ConocoPhillips	6,217	467,456
Consol Energy, Inc.	1,070	51,874
Denbury Resources, Inc.*	1,892	37,840
Devon Energy Corp.	1,941	152,970
Diamond Offshore Drilling, Inc.	312	21,968
El Paso Corp.	3,404	68,761
EOG Resources, Inc.	1,263	132,047
EQT Corp.	691	36,291
Exxon Mobil Corp.	21,980	1,788,727
FMC Technologies, Inc.*	1,086	48,642
Halliburton Co.	4,257	217,107
Helmerich & Payne, Inc.	488	32,267
Hess Corp.	1,395	104,290
Marathon Oil Corp.	3,123	164,520
Murphy Oil Corp.	884	58,043
Nabors Industries Ltd.*	1,384	34,102
National Oilwell Varco, Inc.	1,910	149,381
Newfield Exploration Co.*	626	42,581
Noble Drilling Corp.	1,141	44,967
Noble Energy, Inc.	810	72,600
Occidental Petroleum Corp.	3,644	379,122
Peabody Energy Corp.	1,227	72,283
Pioneer Natural Resources Co.	530	47,472
QEP Resources, Inc.	808	33,799
Range Resources Corp.	716	39,738
Rowan Cos., Inc.*	562	21,811
Schlumberger Ltd.	6,115	528,336
Southwestern Energy Co.*	1,580	67,750
Spectra Energy Corp.	2,902	79,544
Sunoco, Inc.	552	23,024
Tesoro Corp.*	633	14,502
Valero Energy Corp.	2,613	66,814
Williams Cos., Inc.	2,692	81,433
		6,871,986

FINANCIALS (14.6%)
ACE Ltd.	1,522	100,178
Aflac, Inc.	2,066	96,441
Allstate Corp.	2,319	70,799
American Express Co.	4,556	235,545
American Int’l. Group, Inc.*	1,991	58,376
Ameriprise Financial, Inc.	1,057	60,968
Aon Corp.	1,483	76,078
Apartment Investment & Management Co. Cl A	526	13,429
Assurant, Inc.	426	15,451
AvalonBay Communities, Inc.	388	49,819
Bank of America Corp.	45,437	497,990
Bank of New York Mellon Corp.	5,527	141,602
BB&T Corp.	3,066	82,291
Berkshire Hathaway, Inc. Cl B*	7,502	580,580
BlackRock, Inc.	419	80,368
Boston Properties, Inc.	626	66,456
Capital One Financial Corp.	2,068	106,854
CB Richard Ellis Group, Inc. Cl A*	1,308	32,844
Charles Schwab Corp.	4,453	73,252
Chubb Corp.	1,315	82,332
Cincinnati Financial Corp.	725	21,156
Citigroup, Inc.	12,864	535,657
CME Group, Inc.	288	83,978
Comerica, Inc.	774	26,757
Discover Financial Svcs.	2,346	62,756
E*Trade Financial Corp.*	1,127	15,553
Equity Residential	1,307	78,420
Federated Investors, Inc. Cl B	397	9,464
Fifth Third Bancorp	3,980	50,745
First Horizon National Corp.	1,110	10,589
Franklin Resources, Inc.	626	82,188
Genworth Financial, Inc. Cl A*	2,175	22,359
Goldman Sachs Group, Inc.	2,259	300,650
Hartford Financial Svcs. Group, Inc.	1,955	51,553
HCP, Inc.	1,700	62,373
Health Care REIT, Inc.	747	39,165
Host Hotels & Resorts, Inc.	2,998	50,816
Hudson City Bancorp, Inc.	2,331	19,091
Huntington Bancshares, Inc.	3,681	24,147
IntercontinentalExchange, Inc.*	320	39,907
Invesco Ltd.	2,043	47,806
Janus Capital Group, Inc.	832	7,854
JPMorgan Chase & Co.	17,701	724,679
KeyCorp	4,118	34,303
Kimco Realty Corp.	1,769	32,974
Legg Mason, Inc.	646	21,163
Leucadia National Corp.	888	30,281
Lincoln National Corp.	1,355	38,604
Loews Corp.	1,380	58,084
M&T Bank Corp.	538	47,317
Marsh & McLennan Cos., Inc.	2,402	74,918
Marshall & Ilsley Corp.	2,325	18,530
MetLife, Inc.	4,758	208,733
Moody’s Corp.	1,015	38,925
Morgan Stanley	6,835	157,273
Nasdaq OMX Group, Inc.*	666	16,850
Northern Trust Corp.	1,073	49,315

NYSE Euronext	1,198	41,055
People’s United Financial, Inc.	1,535	20,630
Plum Creek Timber Co., Inc.	706	28,621
PNC Financial Svcs. Grp., Inc.	2,377	141,693
Principal Financial Grp., Inc.	1,398	42,527
Progressive Corp.	2,863	61,211
ProLogis, Inc.	2,874	103,004
Prudential Financial, Inc.	2,160	137,354
Public Storage	624	71,142
Regions Financial Corp.	5,491	34,044
Simon Property Group, Inc.	1,265	147,031
SLM Corp.	2,305	38,747
State Street Corp.	2,194	98,927
SunTrust Banks, Inc.	2,321	59,882
T. Rowe Price Group, Inc.	1,135	68,486
Torchmark Corp.	341	21,872
Travelers Cos., Inc.	1,897	110,747
U.S. Bancorp	8,490	216,580
Unum Group	1,349	34,373
Ventas, Inc.	698	36,792
Vornado Realty Trust	720	67,090
Wells Fargo & Co.	22,575	633,455
Weyerhaeuser Co.	2,372	51,852
XL Group PLC	1,348	29,629
Zions Bancorporation	774	18,584
		8,031,914
HEALTH CARE (11.3%)
Abbott Laboratories	6,761	355,764
Aetna, Inc.	1,663	73,322
Agilent Technologies, Inc.*	1,561	79,783
Allergan, Inc.	1,315	109,474
AmerisourceBergen Corp.	1,208	50,011
Amgen, Inc.*	4,120	240,402
Bard (C.R.), Inc.	380	41,747
Baxter International, Inc.	2,491	148,688
Becton, Dickinson & Co.	965	83,154
Biogen Idec, Inc.*	1,035	110,662
Boston Scientific Corp.*	6,723	46,456
Bristol-Myers Squibb Co.	7,530	218,069
Cardinal Health, Inc.	1,523	69,175
CareFusion Corp.*	1,015	27,578
Celgene Corp.*	2,056	124,018
Cephalon, Inc.*	340	27,166
Cerner Corp.*	626	38,255
CIGNA Corp.	1,198	61,613
Coventry Health Care, Inc.*	656	23,924
Covidien PLC	2,231	118,756
DaVita, Inc.*	420	36,376
Dentsply International, Inc.	634	24,143
Edwards Lifesciences Corp.*	504	43,939
Express Scripts, Inc.*	2,373	128,095
Forest Laboratories, Inc.*	1,244	48,939
Gilead Sciences, Inc.*	3,553	147,130
Hospira, Inc.*	740	41,928
Humana, Inc.	749	60,324
Intuitive Surgical, Inc.*	169	62,887
Johnson & Johnson	12,072	803,029

Laboratory Corp. of America Hldgs.*	439	42,491
Life Technologies Corp.*	759	39,521
Lilly (Eli) & Co.	4,470	167,759
McKesson Corp.	1,123	93,939
Medco Health Solutions, Inc.*	1,803	101,906
Medtronic, Inc.	4,702	181,168
Merck & Co., Inc.	13,708	483,755
Mylan, Inc.*	1,938	47,810
Patterson Cos., Inc.	432	14,208
PerkinElmer, Inc.	493	13,267
Pfizer, Inc.	34,832	717,539
Quest Diagnostics, Inc.	676	39,952
St. Jude Medical, Inc.	1,480	70,566
Stryker Corp.	1,489	87,389
Tenet Healthcare Corp.*	2,011	12,549
Thermo Fisher Scientific, Inc.*	1,711	110,171
UnitedHealth Group, Inc.	4,740	244,489
Varian Medical Systems, Inc.*	512	35,850
Waters Corp.*	404	38,679
Watson Pharmaceuticals, Inc.*	554	38,076
WellPoint, Inc.	1,624	127,922
Zimmer Hldgs., Inc.*	858	54,226
		6,208,039
INDUSTRIALS (10.7%)
3M Co.	3,100	294,035
Avery Dennison Corp.	461	17,808
Boeing Co.	3,204	236,872
Caterpillar, Inc.	2,875	306,073
Cintas Corp.	541	17,869
CSX Corp.	4,823	126,459
Cummins, Inc.	861	89,105
Danaher Corp.	2,394	126,858
Deere & Co.	1,930	159,129
Donnelley (R.R.) & Sons Co.	853	16,727
Dover Corp.	803	54,443
Dun & Bradstreet Corp.	218	16,468
Eaton Corp.	1,463	75,271
Emerson Electric Co.	3,280	184,500
Equifax, Inc.	551	19,131
Expeditors Int’l. of Wash.	921	47,146
Fastenal Co.	1,235	44,448
FedEx Corp.	1,365	129,470
Flowserve Corp.	246	27,033
Fluor Corp.	783	50,629
General Dynamics Corp.	1,589	118,412
General Electric Co.	46,430	875,670
Goodrich Corp.	529	50,520
Grainger (W.W.), Inc.	250	38,413
Honeywell International, Inc.	3,449	205,526
Illinois Tool Works, Inc.	2,195	123,996
Ingersoll-Rand PLC	1,477	67,071
Iron Mountain, Inc.	861	29,351
ITT Corp.	803	47,321
Jacobs Engineering Group, Inc.*	574	24,826
Joy Global, Inc.	485	46,191
L-3 Communications Hldgs., Inc.	451	39,440
Lockheed Martin Corp.	1,217	98,540

Masco Corp.	1,575	18,947
Norfolk Southern Corp.	1,552	116,291
Northrop Grumman Corp.	1,247	86,479
Paccar, Inc.	1,554	79,394
Pall Corp.	505	28,396
Parker Hannifin Corp.	717	64,344
Pitney Bowes, Inc.	910	20,921
Precision Castparts Corp.	616	101,424
Quanta Services, Inc.*	951	19,210
Raytheon Co.	1,566	78,065
Republic Services, Inc.	1,313	40,506
Robert Half Int’l., Inc.	651	17,597
Robinson (C.H.) Worldwide, Inc.	709	55,898
Rockwell Automation, Inc.	624	54,138
Rockwell Collins, Inc.	663	40,900
Roper Industries, Inc.	415	34,570
Ryder System, Inc.	218	12,393
Snap-On, Inc.	249	15,558
Southwest Airlines Co.	3,507	40,050
Stericycle, Inc.*	370	32,974
Textron, Inc.	1,173	27,695
Tyco International Ltd.	2,061	101,875
Union Pacific Corp.	2,155	224,982
United Parcel Service, Inc. Cl B	4,298	313,453
United Technologies Corp.	3,944	349,083
Waste Management, Inc.	2,086	77,745
		5,857,639
INFORMATION TECHNOLOGY (17.4%)
Adobe Systems, Inc.*	2,302	72,398
Advanced Micro Devices, Inc.*	2,788	19,488
Akamai Technologies, Inc.*	840	26,435
Altera Corp.	1,457	67,532
Amphenol Corp. Cl A	796	42,976
Analog Devices, Inc.	1,369	53,583
Apple, Inc.*	4,151	1,393,366
Applied Materials, Inc.	5,920	77,019
Autodesk, Inc.*	1,086	41,920
Automatic Data Processing, Inc.	2,216	116,739
BMC Software, Inc.*	791	43,268
Broadcom Corp. Cl A*	2,219	74,647
CA, Inc.	1,684	38,463
Cisco Systems, Inc.	24,603	384,053
Citrix Systems, Inc.*	897	71,760
Cognizant Technology Solutions*	1,462	107,223
Computer Sciences Corp.	680	25,813
Compuware Corp.*	982	9,584
Corning, Inc.	7,135	129,500
Dell, Inc.*	7,004	116,757
eBay, Inc.*	5,264	169,869
Electronic Arts, Inc.*	1,512	35,683
EMC Corp.*	9,240	254,562
F5 Networks, Inc.*	385	42,446
Fidelity Nat’l. Information Svcs., Inc.	1,201	36,979
First Solar, Inc.*	234	30,951
Fiserv, Inc.*	645	40,396
FLIR Systems, Inc.	707	23,833
Google, Inc. Cl A*	1,160	587,401

Harris Corp.	576	25,955
Hewlett-Packard Co.	9,263	337,173
Int’l. Business Machines Corp.	5,329	914,190
Intel Corp.	23,711	525,436
Intuit, Inc.*	1,235	64,047
Jabil Circuit, Inc.	899	18,160
JDS Uniphase Corp.*	1,086	18,093
Juniper Networks, Inc.*	2,472	77,868
KLA-Tencor Corp.	778	31,493
Lexmark International, Inc. Cl A*	332	9,714
Linear Technology Corp.	1,015	33,515
LSI Corp.*	2,756	19,623
MasterCard, Inc.	418	125,960
MEMC Electronic Materials, Inc.*	1,036	8,837
Microchip Technology, Inc.	860	32,603
Micron Technology, Inc.*	4,143	30,990
Microsoft Corp.	32,153	835,978
Molex, Inc.	617	15,900
Monster Worldwide, Inc.*	576	8,444
Motorola Mobility Hldgs., Inc.*	1,241	27,352
Motorola Solutions, Inc.*	1,495	68,830
National Semiconductor Corp.	1,063	26,160
NetApp, Inc.*	1,611	85,029
Novellus Systems, Inc.*	407	14,709
Nvidia Corp.*	2,858	45,542
Oracle Corp.	17,093	562,531
Paychex, Inc.	1,431	43,960
QUALCOMM, Inc.	7,621	432,797
Red Hat, Inc.*	857	39,336
SAIC, Inc.*	1,225	20,605
Salesforce.com, inc.*	534	79,555
SanDisk Corp.*	1,099	45,609
Symantec Corp.*	3,328	65,628
Tellabs, Inc.	1,646	7,588
Teradata Corp.*	703	42,321
Teradyne, Inc.*	859	12,713
Texas Instruments, Inc.	5,303	174,097
Total System Services, Inc.	689	12,802
VeriSign, Inc.	769	25,731
Visa, Inc. Cl A	2,125	179,053
Western Digital Corp.*	1,037	37,726
Western Union Co.	2,761	55,303
Xerox Corp.	5,931	61,742
Xilinx, Inc.	1,189	43,363
Yahoo!, Inc.*	5,975	89,864
		9,568,569
MATERIALS (3.6%)
Air Products & Chemicals, Inc.	947	90,514
Airgas, Inc.	308	21,572
AK Steel Hldg. Corp.	543	8,558
Alcoa, Inc.	4,855	77,000
Allegheny Technologies, Inc.	496	31,481
Ball Corp.	746	28,691
Bemis Co., Inc.	485	16,383
CF Industries Hldgs., Inc.	355	50,293
Cliffs Natural Resources, Inc.	667	61,664
Dow Chemical Co.	5,274	189,864

Du Pont (E.I.) de Nemours & Co.	4,126	223,010
Eastman Chemical Co.	327	33,377
Ecolab, Inc.	1,024	57,733
FMC Corp.	313	26,924
Freeport-McMoRan Copper & Gold, Inc.	4,289	226,888
Int’l. Flavors & Fragrances, Inc.	356	22,869
International Paper Co.	2,058	61,370
MeadWestvaco Corp.	771	25,682
Monsanto Co.	2,466	178,884
Newmont Mining Corp.	2,204	118,950
Nucor Corp.	1,420	58,532
Owens-Illinois, Inc.*	849	21,913
PPG Industries, Inc.	693	62,917
Praxair, Inc.	1,330	144,159
Sealed Air Corp.	712	16,938
Sherwin-Williams Co.	381	31,954
Sigma-Aldrich Corp.	543	39,845
Titanium Metals Corp.	405	7,420
United States Steel Corp.	667	30,709
Vulcan Materials Co.	540	20,806
		1,986,900
TELECOMMUNICATION SERVICES (3.0%)
American Tower Corp. Cl A*	1,739	91,002
AT&T, Inc.	25,797	810,284
CenturyLink, Inc.	2,688	108,676
Frontier Communications Corp.	4,426	35,718
MetroPCS Communications, Inc.*	1,184	20,377
Sprint Nextel Corp.*	13,552	73,045
Verizon Communications, Inc.	12,333	459,158
Windstream Corp.	2,206	28,590
		1,626,850
UTILITIES (3.2%)
AES Corp.*	2,922	37,226
Ameren Corp.	1,066	30,743
American Electric Power Co., Inc.	2,101	79,166
CenterPoint Energy, Inc.	1,886	36,494
CMS Energy Corp.	1,095	21,561
Consolidated Edison, Inc.	1,269	67,562
Constellation Energy Group, Inc.	893	33,898
Dominion Resources, Inc.	2,546	122,895
DTE Energy Co.	749	37,465
Duke Energy Corp.	5,731	107,915
Edison International	1,434	55,568
Entergy Corp.	770	52,576
Exelon Corp.	2,946	126,207
FirstEnergy Corp.	1,822	80,441
Integrys Energy Group, Inc.	345	17,885
NextEra Energy, Inc.	1,823	104,750
Nicor, Inc.	199	10,893
NiSource, Inc.	1,232	24,948
Northeast Utilities	767	26,975
NRG Energy, Inc.*	1,096	26,940
Oneok, Inc.	471	34,859
Pepco Hldgs., Inc.	983	19,296
PG&E Corp.	1,735	72,922
Pinnacle West Capital Corp.	479	21,354
PPL Corp.	2,529	70,382

Progress Energy, Inc.				1,274	61,165
Public Svc. Enterprise Group, Inc.				2,259	73,734
SCANA Corp.				499	19,646
Sempra Energy				1,050	55,524
Southern Co.				3,713	149,931
TECO Energy, Inc.				938	17,719
Wisconsin Energy Corp.				1,018	31,914
Xcel Energy, Inc.				2,111	51,297
					1,781,851
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $46,317,929) 96.8%					53,197,937

	Rating**	Rate(%)	Maturity	Face Amount	Value

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	AAA	0.10	07/28/11	500,000	499,962
COMMERCIAL PAPER (1.1%)
Toyota Motor Credit Corp.	A-1+	0.12	07/13/11	600,000	599,976
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,099,938) 2.0%					1,099,938

TEMPORARY CASH INVESTMENTS (2) (Cost: $623,400) 1.1%					623,400

TOTAL INVESTMENTS (Cost: $48,041,267) 99.9%					54,921,275

OTHER NET ASSETS 0.1%					75,832

NET ASSETS 100.0%					$54,997,107

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.7%)
99 Cents Only Stores*	1,299	26,292
Aaron’s, Inc.	1,960	55,390
Advance Auto Parts, Inc.	2,110	123,414
Aeropostale, Inc.*	2,231	39,043
AMC Networks, Inc. Cl A*	1,526	66,381
American Eagle Outfitters, Inc.	5,464	69,666
American Greetings Corp. Cl A	1,088	26,156
ANN, Inc.*	1,424	37,166
Ascena Retail Group, Inc.*	1,831	62,346
Bally Technologies, Inc.*	1,104	44,911
Barnes & Noble, Inc.	1,049	17,392
Bob Evans Farms, Inc.	807	28,221
BorgWarner, Inc.*	2,861	231,140
Brinker International, Inc.	2,316	56,649
Career Education Corp.*	1,813	38,345
Cheesecake Factory, Inc.*	1,629	51,102
Chico’s FAS, Inc.	4,591	69,921
Collective Brands, Inc.*	1,645	24,165
Deckers Outdoor Corp.*	1,050	92,547
Dick’s Sporting Goods, Inc.*	2,514	96,663
Dollar Tree, Inc.*	3,330	221,845
DreamWorks Animation SKG Cl A*	1,973	39,657
Eastman Kodak Co.*	7,292	26,105
Foot Locker, Inc.	4,091	97,202
Fossil, Inc.*	1,366	160,806
Gentex Corp.	3,752	113,423
Guess?, Inc.	1,735	72,974
Hanesbrands, Inc.*	2,658	75,886
International Speedway Corp. Cl A	827	23,495
ITT Educational Svcs., Inc.*	686	53,673
KB Home	1,879	18,377
Lamar Advertising Co. Cl A*	1,588	43,464
Life Time Fitness, Inc.*	1,117	44,579
LKQ Corp.*	3,929	102,508
Matthews International Corp. Cl A	816	32,762
MDC Hldgs., Inc.	1,030	25,379
Meredith Corp.	979	30,476
Mohawk Industries, Inc.*	1,595	95,684
New York Times Co. Cl A*	3,231	28,174
NVR, Inc.*	162	117,528
Office Depot, Inc.*	6,960	29,371
Panera Bread Co. Cl A*	831	104,423
PetSmart, Inc.	3,156	143,188
Phillips-Van Heusen Corp.	1,853	121,316
Polaris Industries, Inc.	948	105,389
RadioShack Corp.	311	4,139
Regis Corp.	1,621	24,834
Rent-A-Center, Inc.	1,731	52,899
Ryland Group, Inc.	1,186	19,605
Saks, Inc.*	4,480	50,042
Scholastic Corp.	652	17,343
Scientific Games Corp. Cl A*	1,650	17,061
Service Corp. International	6,663	77,824

Sotheby’s	1,856	80,736
Strayer Education, Inc.	364	46,006
The Warnaco Group, Inc.*	1,162	60,715
Thor Industries, Inc.	1,244	35,877
Timberland Co.*	764	32,829
Toll Brothers, Inc.*	4,051	84,018
Tractor Supply Co.	1,928	128,945
Tupperware Brands Corp.	1,726	116,419
Under Armour, Inc. Cl A*	940	72,671
Wendy’s/Arby’s Group, Inc. Cl A	8,154	41,341
Wiley (John) & Sons, Inc. Cl A	1,288	66,989
Williams-Sonoma, Inc.	3,092	112,827
WMS Industries, Inc.*	1,507	46,295
		4,374,009
CONSUMER STAPLES (3.9%)
BJ’s Wholesale Club, Inc.*	1,537	77,388
Church & Dwight Co., Inc.	3,937	159,606
Corn Products Int’l., Inc.	2,155	119,128
Energizer Hldgs., Inc.*	1,940	140,378
Flowers Foods, Inc.	3,095	68,203
Green Mountain Coffee Roasters, Inc.*	3,216	287,055
Hansen Natural Corp.*	1,893	153,238
Lancaster Colony Corp.	512	31,140
Ralcorp Hldgs., Inc.*	1,523	131,861
Ruddick Corp.	1,144	49,810
Smithfield Foods, Inc.*	4,045	88,464
Tootsie Roll Industries, Inc.	680	19,897
Universal Corp.	641	24,146
		1,350,314
ENERGY (7.4%)
Arch Coal, Inc.	6,175	164,626
Atwood Oceanics, Inc.*	1,613	71,182
Bill Barrett Corp.*	1,308	60,626
CARBO Ceramics, Inc.	538	87,667
Cimarex Energy Co.	2,484	223,361
Comstock Resources, Inc.*	1,379	39,701
Dresser-Rand Group, Inc.*	2,286	122,873
Dril-Quip, Inc.*	1,016	68,915
Energen Corp.	2,091	118,142
Exterran Hldgs., Inc.*	1,788	35,456
Forest Oil Corp.*	3,262	87,128
Helix Energy Solutions Group*	3,126	51,767
Holly Corp.	2,909	201,885
Northern Oil and Gas, Inc.*	1,548	34,288
Oceaneering Int’l., Inc.	3,105	125,753
Oil States International, Inc.*	1,487	118,826
Overseas Shipholding Group, Inc.	690	18,589
Patriot Coal Corp.*	2,801	62,350
Patterson-UTI Energy, Inc.	4,554	143,952
Plains Exploration & Production Co.*	4,086	155,758
Quicksilver Resources, Inc.*	3,306	48,797
SM Energy Co.	1,841	135,277
Southern Union Co.	2,986	119,888
Superior Energy Services, Inc.*	2,245	83,379
Tidewater, Inc.	1,448	77,917
Unit Corp.*	1,146	69,826
		2,527,929

FINANCIALS (18.2%)
Affiliated Managers Group, Inc.*	1,446	146,697
Alexandria Real Estate Equities, Inc.	1,690	130,840
American Financial Group, Inc.	2,079	74,200
Apollo Investment Corp.	5,673	57,921
Aspen Insurance Hldgs. Ltd.	2,015	51,846
Associated Banc-Corp.	4,707	65,427
Astoria Financial Corp.	2,377	30,402
BancorpSouth, Inc.	2,044	25,366
Bank of Hawaii Corp.	1,329	61,825
Berkley (W.R.) Corp.	3,214	104,262
BRE Properties, Inc.	2,036	101,556
Brown & Brown, Inc.	3,267	83,831
Camden Property Trust	1,935	123,105
Cathay General Bancorp	2,110	34,583
City National Corp.	1,303	70,688
Commerce Bancshares, Inc.	2,113	90,859
Corporate Office Pptys. Trust	1,984	61,722
Cousins Properties, Inc.	2,870	24,510
Cullen/Frost Bankers, Inc.	1,661	94,428
Duke Realty Corp.	6,978	97,762
East West Bancorp, Inc.	3,902	78,859
Eaton Vance Corp.	3,275	99,003
Equity One, Inc.	1,731	32,266
Essex Property Trust, Inc.	905	122,437
Everest Re Group Ltd.	1,528	124,914
Federal Realty Investment Trust	1,663	141,654
Fidelity Nat’l. Financial, Inc. Cl A	6,250	98,375
First American Financial Corp.	3,000	46,950
First Niagara Financial Group, Inc.	8,482	111,962
FirstMerit Corp.	2,972	49,068
Fulton Financial Corp.	5,370	57,513
Gallagher (Arthur J.) & Co.	3,068	87,561
Greenhill & Co., Inc.	668	35,952
Hancock Hldg. Co.	2,244	69,519
Hanover Insurance Group, Inc.	1,312	49,476
HCC Insurance Hldgs., Inc.	3,155	99,383
Highwoods Properties, Inc.	2,044	67,718
Hospitality Properties Trust	3,231	78,352
International Bancshares Corp.	1,440	24,091
Jefferies Group, Inc.	3,915	79,866
Jones Lang LaSalle, Inc.	1,191	112,311
Liberty Property Trust	3,186	103,800
Mack-Cali Realty Corp.	2,424	79,847
Mercury General Corp.	995	39,293
MSCI, Inc. Cl A*	3,320	125,098
Nationwide Health Pptys., Inc.	3,424	141,788
New York Community Bancorp, Inc.	11,834	177,392
Old Republic Int’l. Corp.	7,076	83,143
OMEGA Healthcare Investors, Inc.	2,634	55,340
Potlatch Corp.	1,106	39,009
Prosperity Bancshares, Inc.	1,268	55,564
Protective Life Corp.	2,369	54,795
Raymond James Financial, Inc.	2,836	91,177
Rayonier, Inc.	2,248	146,907
Realty Income Corp.	3,419	114,502
Regency Centers Corp.	2,472	108,694

Reinsurance Grp. of America, Inc.	2,027	123,363
SEI Investments Co.	4,017	90,423
Senior Housing Pptys. Trust	3,869	90,573
SL Green Realty Corp	2,249	186,375
StanCorp Financial Group, Inc.	1,241	52,358
SVB Financial Group*	1,168	69,741
Synovus Financial Corp.	20,137	41,885
Taubman Centers, Inc.	1,528	90,458
TCF Financial Corp.	4,380	60,444
The Macerich Co.	3,604	192,814
Transatlantic Hldgs., Inc.	1,581	77,485
Trustmark Corp.	1,546	36,192
UDR, Inc.	5,264	129,231
Unitrin, Inc.	1,335	39,609
Valley National Bancorp	4,627	62,973
Waddell & Reed Financial, Inc. Cl A	2,391	86,913
Washington Federal, Inc.	2,992	49,159
Webster Financial Corp.	1,975	41,515
Weingarten Realty Investors	3,275	82,399
Westamerica Bancorporation	793	39,055
		6,258,374
HEALTH CARE (10.7%)
Allscripts Healthcare Solutions, Inc.*	5,515	107,101
Bio-Rad Laboratories, Inc. Cl A*	546	65,171
Catalyst Health Solutions, Inc.*	1,335	74,520
Charles River Laboratories Int’l., Inc.*	1,425	57,926
Community Health Systems, Inc.*	2,692	69,131
Cooper Companies, Inc.	1,312	103,963
Covance, Inc.*	1,689	100,276
Endo Pharmaceuticals Hldgs., Inc.*	3,300	132,561
Gen-Probe, Inc.*	1,385	95,773
Health Management Associates, Inc. Cl A*	6,979	75,234
Health Net, Inc.*	2,573	82,568
Hill-Rom Hldgs., Inc.	1,753	80,708
Hologic, Inc.*	7,372	148,693
IDEXX Laboratories, Inc.*	1,574	122,079
Immucor, Inc.*	1,952	39,860
Kindred Healthcare, Inc.*	1,537	32,999
Kinetic Concepts, Inc.*	1,730	99,700
LifePoint Hospitals, Inc.*	1,444	56,432
Lincare Hldgs., Inc.	2,503	73,263
Masimo Corp.	1,581	46,924
Medicis Pharmaceutical Corp. Cl A	1,678	64,049
Mednax, Inc.*	1,321	95,363
Mettler-Toledo Int’l., Inc.*	895	150,960
Omnicare, Inc.	3,171	101,123
Owens & Minor, Inc.	1,735	59,840
Perrigo Co.	2,307	202,716
Pharmaceutical Product Development, Inc.	3,220	86,425
ResMed, Inc.*	4,186	129,557
Schein (Henry), Inc.*	2,515	180,049
Steris Corp.	1,673	58,522
Techne Corp.	1,040	86,705
Teleflex, Inc.	1,114	68,021
Thoratec Corp.*	1,638	53,759
United Therapeutics Corp.*	1,509	83,146
Universal Health Svcs., Inc. Cl B	2,710	139,646

VCA Antech, Inc.*	2,447	51,876
Vertex Pharmaceuticals, Inc.*	6,187	321,657
WellCare Health Plans, Inc.*	1,189	61,126
		3,659,422
INDUSTRIALS (14.9%)
Acuity Brands, Inc.	1,201	66,992
Aecom Technology Corp.*	3,302	90,277
AGCO Corp.*	2,762	136,332
Alaska Air Group, Inc.*	938	64,215
Alexander & Baldwin, Inc.	1,144	55,095
Alliant TechSystems, Inc.	939	66,979
AMETEK, Inc.	4,526	203,217
BE Aerospace, Inc.*	2,787	113,737
Bucyrus International, Inc.	2,276	208,618
Carlisle Cos., Inc.	1,679	82,657
Clean Harbors, Inc.*	645	66,596
Con-way, Inc.	1,538	59,690
Copart, Inc.*	1,621	75,539
Corporate Executive Board Co.	921	40,202
Corrections Corp. of America*	2,966	64,214
Crane Co.	1,261	62,306
Deluxe Corp.	1,424	35,187
Donaldson Co., Inc.	2,099	127,367
FTI Consulting, Inc.*	1,178	44,693
Gardner Denver, Inc.	1,472	123,722
GATX Corp.	1,272	47,217
Graco, Inc.	1,681	85,159
Granite Construction, Inc.	922	22,617
Harsco Corp.	2,228	72,633
HNI Corp.	1,174	29,491
Hubbell, Inc. Cl B	1,691	109,830
Hunt (J.B.) Transport Svcs., Inc.	2,311	108,825
Huntington Ingalls Industries, Inc.*	1,367	47,162
IDEX Corp.	2,280	104,538
JetBlue Airways Corp*	5,321	32,458
Kansas City Southern*	3,007	178,405
KBR, Inc.	4,320	162,821
Kennametal, Inc.	2,244	94,719
Kirby Corp.*	1,394	78,998
Korn/Ferry International*	1,238	27,224
Landstar System, Inc.	1,290	59,959
Lennox International, Inc.	1,246	53,665
Lincoln Electric Hldgs., Inc.	2,341	83,925
Manpower, Inc.	2,366	126,936
Miller (Herman), Inc.	1,464	39,850
Mine Safety Appliances Co.	821	30,656
MSC Industrial Direct Co., Inc. Cl A	1,264	83,816
Nordson Corp.	1,836	100,705
Oshkosh Corp.*	2,490	72,061
Pentair, Inc.	2,685	108,367
Regal-Beloit Corp.	1,081	72,178
Rollins, Inc.	1,725	35,156
Shaw Group, Inc.*	2,067	62,444
SPX Corp.	1,384	114,401
Terex Corp.*	2,908	82,733
The Brink’s Co.	1,326	39,555
Thomas & Betts Corp.*	1,423	76,629

Timken Co.	2,246	113,198
Towers Watson & Co. Cl A	1,183	77,735
Trinity Industries, Inc.	2,181	76,073
Triumph Group, Inc.	517	51,483
United Rentals, Inc.*	1,665	42,291
URS Corp.*	2,155	96,415
UTI Worldwide, Inc.	2,837	55,861
Valmont Industries, Inc.	624	60,147
Wabtec Corp.	1,337	87,868
Waste Connections, Inc.	3,120	98,998
Watsco, Inc.	773	52,556
Werner Enterprises, Inc.	1,217	30,486
Woodward, Inc.	1,615	56,299
		5,132,178
INFORMATION TECHNOLOGY (15.8%)
ACI Worldwide, Inc.*	937	31,642
Acxiom Corp.*	2,246	29,445
Adtran, Inc.	1,853	71,730
Advent Software, Inc.*	901	25,381
Alliance Data Systems Corp.*	1,389	130,663
ANSYS, Inc.*	2,508	137,112
AOL, Inc.*	2,812	55,846
Arrow Electronics, Inc.*	3,437	142,636
Atmel Corp.*	13,751	193,477
Avnet, Inc.*	4,469	142,472
Broadridge Financial Solutions, Inc.	3,312	79,720
Cadence Design Systems, Inc.*	7,493	79,126
Ciena Corp.*	2,990	54,956
Concur Technologies, Inc.*	1,265	63,339
Convergys Corp.*	3,338	45,530
CoreLogic, Inc.*	3,069	51,283
Cree, Inc.*	3,410	114,542
Cypress Semiconductor Corp.*	5,059	106,947
Diebold, Inc.	1,855	57,524
Digital River, Inc.*	1,111	35,730
DST Systems, Inc.	932	49,210
Equinix, Inc.*	1,310	132,336
FactSet Research Systems, Inc.	1,367	139,871
Fair Isaac Corp.	1,092	32,978
Fairchild Semiconductor Int’l., Inc.*	3,750	62,663
Gartner, Inc.*	2,341	94,319
Global Payments, Inc.	2,227	113,577
Henry (Jack) & Associates, Inc.	2,415	72,474
Informatica Corp.*	2,960	172,953
Ingram Micro, Inc. Cl A*	4,462	80,941
Integrated Device Technology, Inc.*	4,360	34,270
International Rectifier Corp.*	2,019	56,471
Intersil Corp. Cl A	3,733	47,969
Itron, Inc.*	1,136	54,710
Lam Research Corp.*	3,640	161,179
Lender Processing Svcs., Inc.	2,791	58,360
ManTech International Corp. Cl A	618	27,452
Mentor Graphics Corp.*	3,271	41,902
Micros Systems, Inc.*	2,252	111,947
National Instruments Corp.	2,474	73,453
NCR Corp.*	4,469	84,419
NeuStar, Inc. Cl A*	2,077	54,417

Parametric Technology Corp.*	3,249	74,500
Plantronics, Inc.	1,339	48,914
Polycom, Inc.*	2,535	163,001
QLogic Corp.*	2,948	46,932
Quest Software, Inc.*	1,686	38,323
Rackspace Hosting, Inc.*	2,925	125,015
RF Micro Devices, Inc.*	8,399	51,402
Riverbed Technology, Inc.*	4,541	179,778
Rovi Corp.*	3,104	178,045
Semtech Corp.*	1,898	51,891
Silicon Laboratories, Inc.*	1,294	53,390
Skyworks Solutions, Inc.*	5,437	124,942
Solera Hldgs., Inc.	2,011	118,971
SRA International, Inc. Cl A*	1,202	37,166
Synopsys, Inc.*	4,128	106,131
Tech Data Corp.*	1,281	62,628
Tibco Software, Inc.*	4,819	139,847
Trimble Navigation Ltd.*	3,505	138,938
ValueClick, Inc.*	2,119	35,175
Varian Semiconductor Equipment Assocs., Inc.*	2,108	129,516
Vishay Intertechnology, Inc.*	4,800	72,192
Zebra Technologies Corp. Cl A*	1,530	64,520
		5,448,189
MATERIALS (7.3%)
Albemarle Corp.	2,580	178,536
AptarGroup, Inc.	1,870	97,876
Ashland, Inc.	2,293	148,174
Cabot Corp.	1,867	74,437
Carpenter Technology Corp.	1,255	72,388
Commercial Metals Co.	3,326	47,728
Compass Minerals Int’l., Inc.	943	81,164
Cytec Industries, Inc.	1,375	78,636
Domtar Corp.	1,164	110,254
Greif, Inc. Cl A	896	58,267
Intrepid Potash, Inc.*	1,339	43,518
Louisiana-Pacific Corp.*	3,619	29,459
Lubrizol Corp.	1,794	240,876
Martin Marietta Materials, Inc.	1,246	99,643
Minerals Technologies, Inc.	513	34,007
NewMarket Corp.	270	46,092
Olin Corp.	2,267	51,370
Packaging Corp. of America	2,997	83,886
Reliance Steel & Aluminum Co.	2,118	105,159
Rock-Tenn Co. Cl A	2,013	133,542
RPM International, Inc.	3,633	83,632
Scotts Miracle-Gro Co. Cl A	1,301	66,754
Sensient Technologies Corp.	1,379	51,120
Silgan Hldgs., Inc.	1,452	59,488
Sonoco Products Co.	2,815	100,045
Steel Dynamics, Inc.	6,522	105,983
Temple-Inland, Inc.	3,207	95,376
Valspar Corp.	2,636	95,054
Worthington Industries, Inc.	1,603	37,029
		2,509,493
TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	2,535	78,788
tw telecom inc*	4,208	86,390
		165,178

UTILITIES (5.4%)
AGL Resources, Inc.				2,152	87,608
Alliant Energy Corp.				3,088	125,558
Aqua America, Inc.				3,826	84,095
Atmos Energy Corp.				2,488	82,726
Black Hills Corp.				1,058	31,835
Cleco Corp.				1,676	58,409
DPL, Inc.				3,257	98,231
Great Plains Energy, Inc.				3,701	76,722
Hawaiian Electric Industries, Inc.				2,631	63,302
Idacorp, Inc.				1,364	53,878
MDU Resources Group				5,324	119,790
National Fuel Gas Co.				2,232	162,490
NSTAR				2,825	129,894
NV Energy, Inc.				6,646	102,016
OGE Energy Corp.				2,708	136,267
PNM Resources, Inc.				2,286	38,268
Questar Corp.				4,931	87,328
UGI Corp.				3,097	98,763
Vectren Corp.				2,262	63,019
Westar Energy, Inc.				3,120	83,959
WGL Hldgs., Inc.				1,416	54,502
					1,838,660
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $27,122,435) 96.8%					33,263,746

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill (1)	AAA	0.04	08/18/11	500,000	499,972
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $499,972) 1.5%					499,972

TEMPORARY CASH INVESTMENTS (2) (Cost: $734,800) 2.1%					734,800

TOTAL INVESTMENTS (Cost: $28,357,207) 100.4%					34,498,518

OTHER NET ASSETS -0.4%					(128,863)

NET ASSETS 100.0%					$34,369,655

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.7%)
Bassett Furniture Industries, Inc.	4,959	39,077
CPI Corp.	3,213	42,251
Dillard’s, Inc. Cl A	3,077	160,435
Pep Boys - Manny, Moe & Jack	6,190	67,657
Rent-A-Center, Inc.	3,706	113,255
Shutterfly, Inc.*	1,288	73,957
Wolverine World Wide, Inc.	2,010	83,918
		580,550
CONSUMER STAPLES (1.0%)
Prestige Brands Hldgs., Inc.*	3,913	50,243
Vector Group Ltd.	1,410	25,084
		75,327
ENERGY (6.1%)
Brigham Exploration Co.*	4,358	130,435
Energy XXI (Bermuda) Ltd.*	1,766	58,673
Gasco Energy, Inc.*	54,570	12,098
Houston American Energy Corp.	1,914	34,701
MarkWest Energy Partners LP	786	37,917
McMoRan Exploration Co.*	10,299	190,326
		464,150
FINANCIALS (34.6%)
Ashford Hospitality Trust, Inc.	5,681	70,728
Aspen Insurance Hldgs. Ltd.	2,346	60,363
Associated Estates Realty Corp.	2,417	39,276
BancFirst Corp.	897	34,624
Bank of Marin Bancorp	588	20,798
Banner Corp.	907	15,873
Brookline Bancorp, Inc.	6,012	55,731
Bryn Mawr Bank Corp.	1,767	35,782
Cash America Int’l., Inc.	1,522	88,078
Chesapeake Lodging Trust	2,828	48,246
Colonial Properties Trust	3,326	67,850
Dime Community Bancshares	2,933	42,646
EastGroup Properties, Inc.	1,214	51,607
Ellington Financial LLC	4,308	90,683
FelCor Lodging Trust, Inc.*	14,951	79,689
First Interstate BancSytem, Inc.	2,725	40,167
First Niagara Financial Group, Inc.	8,781	115,909
Flushing Financial Corp.	846	10,998
Forest City Enterprises, Inc. Cl A*	4,602	85,919
Glacier Bancorp, Inc.	3,325	44,821
Hersha Hospitality Trust	2,596	14,460
Highwoods Properties, Inc.	2,008	66,525
IBERIABANK Corp.	749	43,172
Investors Bancorp, Inc.*	3,080	43,736
iShares Russell 2000 Index Fund	1,380	114,264
iShares Russell 2000 Value Index Fund	1,550	113,786
KKR Financial Hldgs. LLC	2,173	21,317
Marlin Business Svcs. Corp.*	3,010	38,077

MB Financial, Inc.	2,197	42,270
Meadowbrook Insurance Group, Inc.	6,909	68,468
Medical Properties Trust, Inc.	930	10,695
Mid-America Apt. Communities, Inc.	740	49,928
National Retail Pptys., Inc.	1,828	44,804
NBH Hldgs. Co.†	2,038	36,684
Northwest Bancshares, Inc.	3,677	46,257
Pennsylvania REIT	4,581	71,922
PHH Corp.*	2,503	51,362
ProAssurance Corp.*	1,142	79,940
Prosperity Bancshares, Inc.	1,153	50,524
S.Y. Bancorp, Inc.	2,073	48,197
SeaBright Hldgs., Inc.	6,841	67,726
Senior Housing Pptys. Trust	2,499	58,502
Signature Bank*	1,230	70,356
SVB Financial Group*	1,423	84,967
Symetra Financial Corp.	4,175	56,070
UMB Financial Corp.	1,030	43,136
Urstadt Biddle Properties Cl A	1,595	28,885
Westamerica Bancorporation	1,178	58,017
		2,623,835
HEALTH CARE (3.3%)
Abiomed, Inc.*	1,775	28,755
Allied Healthcare Int’l., Inc.*	12,333	30,709
Alphatec Hldgs., Inc.*	8,977	31,240
Conceptus, Inc.*	3,842	44,836
Enzon Pharmaceuticals, Inc.*	9,384	94,309
Kindred Healthcare, Inc.*	889	19,087
		248,936
INDUSTRIALS (14.8%)
Actuant Corp. Cl A	2,749	73,756
Alaska Air Group, Inc.*	952	65,174
Ameron International Corp.	1,325	87,026
AZZ, Inc.	1,079	49,418
Cenveo, Inc.*	2,111	13,510
EMCOR Group, Inc.*	1,251	36,667
Encore Wire Corp.	3,215	77,867
Force Protection, Inc.*	16,341	81,133
Genesee & Wyoming, Inc. Cl A*	1,758	103,089
Insperity, Inc.	1,251	37,042
Kaydon Corp.	1,927	71,916
Miller Industries, Inc.	4,358	81,451
Mueller Industries, Inc.	2,777	105,276
Old Dominion Freight Line, Inc.*	3,013	112,385
Orion Marine Group, Inc.*	2,210	20,796
SFN Group, Inc.*	3,698	33,615
Tutor Perini Corp.	2,823	54,145
Universal Forest Products, Inc.	723	17,323
		1,121,589
INFORMATION TECHNOLOGY (11.2%)
ADPT Corp.*	6,211	18,819
Anixter International, Inc.	791	51,684
Cirrus Logic, Inc.*	1,902	30,242
CommVault Systems, Inc.*	760	33,782

comScore, Inc.*	1,016	26,314
DemandTec, Inc.*	2,222	20,220
Emulex Corp.*	5,639	48,495
Informatica Corp.*	689	40,258
LogMeIn, Inc.*	990	38,184
Microsemi Corp.*	1,963	40,242
MKS Instruments, Inc.	1,601	42,298
Parametric Technology Corp.*	2,135	48,956
Plexus Corp.*	944	32,861
Richardson Electronics Ltd.	5,707	77,558
Semtech Corp.*	1,723	47,107
Super Micro Computer, Inc.*	1,006	16,187
Tibco Software, Inc.*	5,043	146,348
TTM Technologies, Inc.*	3,338	53,475
Websense, Inc.*	1,276	33,138
		846,168
MATERIALS (10.3%)
Boise, Inc.	12,250	95,428
Buckeye Technologies, Inc.	2,528	68,205
Commercial Metals Co.	3,167	45,446
Copper Mountain Mining Corp.*	5,060	39,391
Crown Hldgs., Inc.*	3,126	121,351
Hecla Mining Co.*	3,604	27,715
Innophos Hldgs., Inc.	1,650	80,520
Kaiser Aluminum Corp.	1,915	104,597
Silgan Hldgs., Inc.	3,485	142,780
Taseko Mines Ltd.*	3,783	18,764
US Gold Corp.*	5,404	32,586
		776,783
TELECOMMUNICATION SERVICES (1.1%)
Alaska Comm. Systems Group, Inc.	2,817	24,987
Consolidated Comms. Hldgs., Inc.	3,018	58,670
		83,657
UTILITIES (5.1%)
Avista Corp.	3,092	79,433
Black Hills Corp.	1,497	45,045
Idacorp, Inc.	1,767	69,797
Northwest Natural Gas Co.	1,163	52,486
PNM Resources, Inc.	3,495	58,506
Unisource Energy Corp.	2,062	76,974
		382,241
TOTAL COMMON STOCKS (Cost: $5,850,299) 95.2%		7,203,236

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	89	24,435
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,900) 0.3%		24,435

TEMPORARY CASH INVESTMENTS (3) (Cost: $400,000) 5.3%	400,000

TOTAL INVESTMENTS (Cost: $6,259,199) 100.8%	7,627,671

OTHER NET ASSETS -0.8%	(60,702)

NET ASSETS 100.0%	$7,566,969

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.1%)
AFC Enterprises, Inc.*	2,980	49,021
American Axle & Mfg. Hldgs., Inc.*	3,664	41,696
California Pizza Kitchen, Inc.*	3,589	66,289
Deckers Outdoor Corp.*	194	17,099
Denny’s Corp.*	11,833	45,912
Express, Inc.	2,847	62,065
G-III Apparel Group Ltd.*	1,211	41,755
Lincoln Educational Svcs. Corp.	2,960	50,764
Maidenform Brands, Inc.*	1,242	34,354
OfficeMax, Inc.*	4,666	36,628
P.F. Chang’s China Bistro, Inc.	691	27,806
Pep Boys - Manny, Moe & Jack	3,426	37,446
Pinnacle Entertainment, Inc.*	4,648	69,255
Shutterfly, Inc.*	2,294	131,721
Sotheby’s	614	26,709
Steve Madden Ltd.*	1,749	65,605
Tenneco, Inc.*	1,084	47,772
Tupperware Brands Corp.	694	46,810
Vera Bradley, Inc.*	504	19,253
		917,960
CONSUMER STAPLES (2.3%)
Darling International, Inc.*	2,796	49,489
Diamond Foods, Inc.	525	40,079
TreeHouse Foods, Inc.*	853	46,582
Vector Group Ltd.	1,561	27,770
		163,920
ENERGY (7.2%)
Abraxas Petroleum Corp.*	8,121	31,103
Brigham Exploration Co.*	3,649	109,215
Energy XXI (Bermuda) Ltd.*	2,516	83,582
Lufkin Industries, Inc.	579	49,823
MarkWest Energy Partners LP	1,104	53,257
McMoRan Exploration Co.*	9,406	173,819
		500,799
FINANCIALS (6.9%)
Associated Estates Realty Corp.	2,261	36,741
iShares Russell 2000 Growth Index Fund	1,538	145,879
Mid-America Apt. Communities, Inc.	775	52,289
Northwest Bancshares, Inc.	2,525	31,765
OneBeacon Insurance Group Ltd. Cl A	1,050	14,060
PS Business Parks, Inc.	581	32,013
S.Y. Bancorp, Inc.	1,189	27,644
Senior Housing Pptys. Trust	1,681	39,352
Signature Bank*	1,078	61,662
Stifel Financial Corp.*	1,153	41,347
		482,752
HEALTH CARE (17.3%)
Abiomed, Inc.*	4,105	66,501
Acorda Therapeutics, Inc.*	1,385	44,749
Alphatec Hldgs., Inc.*	7,842	27,290
Auxilium Pharmaceuticals, Inc.*	746	14,622
Bruker Corp.*	2,093	42,613
Cubist Pharmaceuticals, Inc.*	700	25,193

Cyberonics, Inc.*	2,608	72,894
DexCom, Inc.*	2,335	33,834
Emergent Biosolutions, Inc.*	1,646	37,117
Enzon Pharmaceuticals, Inc.*	4,186	42,069
Exelixis, Inc.*	3,251	29,129
HMS Hldgs. Corp.*	953	73,257
Human Genome Sciences, Inc.*	1,247	30,601
Insulet Corp.*	1,378	30,550
IPC The Hospitalist Co.*	2,061	95,527
Medidata Solutions, Inc.*	5,077	121,188
Neogen Corp.*	993	44,894
NuPathe, Inc.*	1,889	13,846
NxStage Medical, Inc.*	1,786	37,185
Onyx Pharmaceuticals, Inc.*	1,045	36,889
Optimer Pharmaceuticals, Inc.*	1,090	12,960
PAREXEL International Corp.*	1,091	25,704
Salix Pharmaceuticals Ltd.*	2,542	101,248
Seattle Genetics, Inc.*	2,014	41,327
SXC Health Solutions Corp.*	805	47,431
Thoratec Corp.*	1,838	60,323
		1,208,941
INDUSTRIALS (15.1%)
Acco Brands Corp.*	4,701	36,903
Astec Industries, Inc.*	1,196	44,228
Astronics Corp.*	1,596	49,157
AZZ, Inc.	1,545	70,761
Belden, Inc.	864	30,119
CTPartners Executive Search, Inc.*	439	5,246
EnPro Industries, Inc.*	905	43,503
Genesee & Wyoming, Inc. Cl A*	1,170	68,609
Graham Corp.	1,788	36,475
Great Lakes Dredge & Dock Co.	4,341	24,223
Healthcare Svcs. Group, Inc.	2,215	35,994
Hub Group, Inc. Cl A*	1,176	44,288
Kaydon Corp.	952	35,529
Meritor, Inc.*	1,722	27,621
Old Dominion Freight Line, Inc.*	1,773	66,133
Raven Industries, Inc.	1,174	65,404
RBC Bearings, Inc.*	1,327	50,108
Robbins & Myers, Inc.	1,815	95,923
SFN Group, Inc.*	4,567	41,514
Sun Hydraulics Corp.	1,714	81,929
Teledyne Technologies, Inc.*	1,216	61,238
Tutor Perini Corp.	2,000	38,360
		1,053,265
INFORMATION TECHNOLOGY (24.9%)
Adtran, Inc.	1,287	49,820
Anaren, Inc.*	1,498	31,833
Ceragon Networks Ltd.*	3,185	37,870
Cirrus Logic, Inc.*	2,120	33,708
CommVault Systems, Inc.*	2,108	93,701
comScore, Inc.*	2,618	67,806
Entropic Communications, Inc.*	5,280	46,939
Forrester Research, Inc.	1,733	57,120
Informatica Corp.*	2,430	141,985
JDA Software Group, Inc.*	1,230	37,995
Lattice Semiconductor Corp.*	7,804	50,882
Littelfuse, Inc.	568	33,353
LogMeIn, Inc.*	2,453	94,612

Mercury Computer Systems, Inc.*	3,545	66,221
Microsemi Corp.*	2,285	46,843
MKS Instruments, Inc.	1,723	45,522
Netlogic Microsystems, Inc.*	2,423	97,938
Parametric Technology Corp.*	3,760	86,217
Plexus Corp.*	2,118	73,728
Rackspace Hosting, Inc.*	1,538	65,734
Responsys, Inc.*	1,576	27,942
RightNow Technologies, Inc.*	2,093	67,813
Rogers Corp.*	1,348	62,278
Sapient Corp.*	2,462	37,004
Sourcefire, Inc.*	1,299	38,606
STEC, Inc.*	2,304	39,191
SuccessFactors, Inc.*	1,063	31,252
Super Micro Computer, Inc.*	2,593	41,721
Tibco Software, Inc.*	2,864	83,113
Websense, Inc.*	2,000	51,940
		1,740,687
MATERIALS (6.6%)
Allied Nevada Gold Corp.*	1,723	60,943
Ferro Corp.*	2,060	27,686
Innophos Hldgs., Inc.	1,888	92,134
LSB Industries, Inc.*	906	38,886
Materion Corp.*	907	33,532
Silgan Hldgs., Inc.	1,074	44,002
Universal Stainless & Alloy Products, Inc.*	1,331	62,238
US Gold Corp.*	17,404	104,946
		464,367
TELECOMMUNICATION SERVICES (1.3%)
AboveNet, Inc.	550	38,753
Consolidated Comms. Hldgs., Inc.	2,757	53,596
		92,349
UTILITIES (0.5%)
Northwest Natural Gas Co.	749	33,802

TOTAL COMMON STOCKS (Cost: $5,007,727) 95.2%		6,658,842

TEMPORARY CASH INVESTMENTS (3) (Cost: $500,000) 7.1%		500,000

TOTAL INVESTMENTS (Cost: $5,507,727) 102.3%		7,158,842

OTHER NET ASSETS -2.3%		(160,725)

NET ASSETS 100.0%		$6,998,117

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (31.5%)
U.S. Treasury Bond	AAA	3.50	02/15/39	2,000,000	1,717,500
U.S. Treasury Note	AAA	1.00	12/31/11	1,000,000	1,004,336
U.S. Treasury Note	AAA	1.25	08/31/15	750,000	746,660
U.S. Treasury Note	AAA	1.38	09/15/12	3,700,000	3,748,558
U.S. Treasury Note	AAA	2.25	11/30/17	1,000,000	997,109
U.S. Treasury Note	AAA	2.38	10/31/14	1,500,000	1,568,789
U.S. Treasury Note	AAA	3.25	05/31/16	2,750,000	2,952,808
U.S. Treasury Note	AAA	3.25	07/31/16	1,000,000	1,072,266
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	2,218,143
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	1,271,358
U.S. Treasury Strip	AAA	0.00	08/15/18	3,500,000	2,895,084
U.S. Treasury Strip	AAA	0.00	08/15/21	3,500,000	2,444,624
U.S. Treasury Strip	AAA	0.00	11/15/24	500,000	288,535
					22,925,770
U.S. GOVERNMENT AGENCIES (31.5%)
MORTGAGE-BACKED OBLIGATIONS (31.5%)
FHARM	AAA	4.64	09/01/39	252,145	266,727
FHARM	AAA	5.22	04/01/37	91,685	97,249
FHARM	AAA	5.24	02/01/36	166,767	178,401
FHARM	AAA	5.39	04/01/37	108,488	115,282
FHARM	AAA	5.43	05/01/37	219,732	236,818
FHARM	AAA	5.77	03/01/37	129,209	140,259
FHLMC	AAA	4.00	02/01/25	259,170	270,322
FHLMC	AAA	4.50	03/01/34	314,487	328,120
FHLMC	AAA	4.50	08/01/34	252,538	263,327
FHLMC	AAA	4.50	08/15/35	153,139	156,688
FHLMC	AAA	5.00	02/01/26	100,749	107,786
FHLMC	AAA	5.50	03/01/21	105,956	114,986
FHLMC	AAA	5.50	07/01/32	177,983	193,674
FHLMC	AAA	5.50	08/15/33	144,065	154,248
FHLMC	AAA	6.00	07/15/29	117,315	127,864
FHLMC	AAA	6.00	03/15/32	119,117	132,908
FNMA	AAA	4.00	05/01/19	165,695	175,336
FNMA	AAA	4.00	10/01/30	592,269	600,296
FNMA	AAA	4.00	01/01/31	489,717	496,354
FNMA	AAA	4.00	05/01/35	407,292	412,449
FNMA	AAA	4.50	05/01/18	77,179	82,586
FNMA	AAA	4.50	05/01/19	89,989	96,265
FNMA	AAA	4.50	05/01/30	390,983	408,465
FNMA	AAA	4.50	04/01/31	347,016	362,519
FNMA	AAA	4.50	08/01/33	244,941	255,769
FNMA	AAA	4.50	08/01/33	141,107	147,565
FNMA	AAA	4.50	09/01/33	529,144	552,537
FNMA	AAA	4.50	05/01/34	86,394	90,119
FNMA	AAA	4.50	06/01/34	174,962	182,505
FNMA	AAA	4.50	08/01/35	413,084	430,377
FNMA	AAA	4.50	12/01/35	309,304	322,253
FNMA	AAA	4.50	05/01/39	334,069	346,228
FNMA	AAA	4.50	05/01/40	437,924	463,102
FNMA	AAA	5.00	04/01/18	125,177	135,310
FNMA	AAA	5.00	09/01/18	75,133	81,215
FNMA	AAA	5.00	10/01/20	160,616	173,718

FNMA	AAA	5.00	06/01/33	348,890	372,878
FNMA	AAA	5.00	09/01/33	186,626	199,457
FNMA	AAA	5.00	10/01/33	258,670	276,455
FNMA	AAA	5.00	11/01/33	348,404	372,358
FNMA	AAA	5.00	11/01/33	304,652	325,598
FNMA	AAA	5.00	03/01/34	78,721	84,134
FNMA	AAA	5.00	04/01/34	94,193	100,625
FNMA	AAA	5.00	04/01/34	59,532	63,598
FNMA	AAA	5.00	04/01/35	193,955	207,078
FNMA	AAA	5.00	06/01/35	111,322	118,854
FNMA	AAA	5.00	09/01/35	211,538	225,851
FNMA	AAA	5.00	11/25/35	250,000	269,400
FNMA	AAA	5.00	10/01/36	219,078	233,901
FNMA	AAA	5.00	05/01/39	364,413	395,521
FNMA	AAA	5.50	04/01/17	6,117	6,644
FNMA	AAA	5.50	05/01/17	5,767	6,263
FNMA	AAA	5.50	06/01/17	5,530	6,006
FNMA	AAA	5.50	09/01/19	46,813	50,928
FNMA	AAA	5.50	08/01/25	140,124	152,412
FNMA	AAA	5.50	01/01/27	79,833	86,736
FNMA	AAA	5.50	07/01/33	139,523	151,933
FNMA	AAA	5.50	09/01/33	100,569	109,514
FNMA	AAA	5.50	10/01/33	249,590	271,789
FNMA	AAA	5.50	03/01/34	83,376	90,792
FNMA	AAA	5.50	03/01/34	43,295	47,146
FNMA	AAA	5.50	07/01/34	88,004	95,776
FNMA	AAA	5.50	09/01/34	376,601	410,097
FNMA	AAA	5.50	09/01/34	374,732	407,827
FNMA	AAA	5.50	09/01/34	105,706	115,042
FNMA	AAA	5.50	10/01/34	77,525	84,372
FNMA	AAA	5.50	02/01/35	120,550	131,196
FNMA	AAA	5.50	02/01/35	108,186	117,639
FNMA	AAA	5.50	04/01/35	166,097	180,610
FNMA	AAA	5.50	08/01/35	204,708	222,595
FNMA	AAA	5.50	11/01/35	158,497	172,346
FNMA	AAA	5.50	07/01/36	290,870	316,559
FNMA	AAA	5.50	06/01/37	222,742	241,300
FNMA	AAA	5.50	11/01/38	130,694	140,317
FNMA	AAA	5.50	06/01/48	124,721	134,060
FNMA	AAA	6.00	04/01/23	109,599	121,793
FNMA	AAA	6.00	01/01/25	212,044	234,831
FNMA	AAA	6.00	03/01/28	144,186	159,010
FNMA	AAA	6.00	03/01/32	10,575	11,731
FNMA	AAA	6.00	04/01/32	19,590	21,731
FNMA	AAA	6.00	04/01/32	10,303	11,429
FNMA	AAA	6.00	05/01/32	20,832	23,109
FNMA	AAA	6.00	05/01/33	223,977	248,454
FNMA	AAA	6.00	09/01/34	148,434	164,006
FNMA	AAA	6.00	10/01/34	206,691	228,374
FNMA	AAA	6.00	11/01/34	121,440	134,180
FNMA	AAA	6.00	12/01/36	146,800	161,788
FNMA	AAA	6.00	01/01/37	137,166	151,170
FNMA	AAA	6.00	05/01/37	102,860	112,301
FNMA	AAA	6.00	07/01/37	91,656	100,842
FNMA	AAA	6.00	08/01/37	209,373	230,357
FNMA	AAA	6.00	12/01/37	68,632	75,510
FNMA	AAA	6.00	10/25/44	157,084	174,904

FNMA	AAA	6.00	02/25/47	122,057	136,176
FNMA	AAA	6.00	12/25/49	179,367	199,714
FNMA	AAA	6.50	09/01/16	3,618	3,962
FNMA	AAA	6.50	03/01/17	9,315	10,201
FNMA	AAA	6.50	05/01/17	1,531	1,677
FNMA	AAA	6.50	06/01/17	32,469	35,557
FNMA	AAA	6.50	04/01/32	9,365	10,658
FNMA	AAA	6.50	05/01/32	22,050	25,094
FNMA	AAA	6.50	05/01/32	21,700	24,695
FNMA	AAA	6.50	07/01/32	26,341	29,977
FNMA	AAA	6.50	07/01/34	103,150	117,195
FNMA	AAA	6.50	09/01/34	68,113	77,387
FNMA	AAA	6.50	09/01/36	104,770	117,725
FNMA	AAA	6.50	05/01/37	93,770	106,244
FNMA	AAA	6.50	09/01/37	128,400	145,481
FNMA	AAA	6.50	05/01/38	105,591	119,649
FNMA	AAA	7.00	09/01/31	5,809	6,723
FNMA	AAA	7.00	11/01/31	7,164	8,292
FNMA	AAA	7.00	04/01/32	27,376	31,638
FNMA	AAA	7.00	01/25/44	292,165	332,335
FNMA	AAA	7.50	06/01/31	4,421	5,190
FNMA	AAA	7.50	02/01/32	12,185	14,315
FNMA	AAA	7.50	04/01/32	7,456	8,766
FNMA	AAA	7.50	06/01/32	5,837	6,862
FNMA	AAA	8.00	03/01/31	3,374	3,973
FNMA	AAA	8.00	04/01/32	8,460	9,969
FNMA	AAA	8.00	04/01/32	874	1,031
GNMA (4)	AAA	3.50	09/20/33	469,976	494,075
GNMA (4)	AAA	3.50	01/20/37	494,467	515,358
GNMA (4)	AAA	4.50	10/15/40	393,283	415,856
GNMA (4)	AAA	5.00	04/15/39	362,776	393,687
GNMA (4)	AAA	5.00	06/20/39	220,988	233,802
GNMA (4)	AAA	5.00	11/15/39	317,430	344,477
GNMA (4)	AAA	5.00	06/20/40	443,564	482,076
GNMA (4)	AAA	6.50	04/15/31	1,847	2,107
GNMA (4)	AAA	6.50	10/15/31	11,342	12,941
GNMA (4)	AAA	6.50	12/15/31	3,251	3,709
GNMA (4)	AAA	6.50	05/15/32	3,338	3,809
GNMA (4)	AAA	7.00	05/15/31	8,248	9,659
GNMA (4)	AAA	7.00	09/15/31	3,059	3,582
GNMA (4)	AAA	7.00	09/15/31	700	819
GNMA (4)	AAA	7.00	05/15/32	1,565	1,830
GNMA (4)	AAA	7.00	10/20/38	24,072	27,585
Vendee Mortgage Trust (4)	AAA	5.25	01/15/32	313,279	342,829
					22,939,441
CORPORATE DEBT (35.8%)
CONSUMER DISCRETIONARY (5.7%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	370,351
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	273,115
Black & Decker Corp.	A	4.75	11/01/14	250,000	271,631
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	250,000	244,498
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	243,125
Fortune Brands, Inc.	BBB-	4.88	12/01/13	200,000	212,642
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	279,354
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	269,406
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	509,416

Leggett & Platt, Inc.	BBB+	4.70	04/01/13	250,000	262,421
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	347,193
Scholastic Corp.	BB-	5.00	04/15/13	250,000	255,938
Tupperware Brands Corp.†	BBB-	4.75	06/01/21	350,000	345,122
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	283,506
					4,167,718
CONSUMER STAPLES (2.8%)
Avon Products, Inc.	BBB+	4.20	07/15/18	350,000	355,611
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	250,000	252,191
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	286,600
Hershey Co.	A	4.85	08/15/15	250,000	276,744
Kraft Foods, Inc.	BBB-	5.25	10/01/13	250,000	271,668
Kroger Co.	BBB	4.95	01/15/15	250,000	274,610
Safeway, Inc.	BBB	3.95	08/15/20	300,000	291,748
					2,009,172
ENERGY (4.8%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	346,706
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	272,116
Enbridge, Inc.	A-	5.80	06/15/14	150,000	166,476
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	261,250
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	256,173
Noble Drilling Corp.	A-	7.50	03/15/19	250,000	299,384
Seacor Hldgs., Inc.	BBB-	7.38	10/01/19	250,000	274,452
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	973,704
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	268,959
Sunoco, Inc.	BBB-	5.75	01/15/17	100,000	107,739
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	250,000	274,019
					3,500,978
FINANCIALS (11.7%)
Alleghany Corp.	BBB	5.63	09/15/20	350,000	355,921
Ally Financial, Inc.	B+	0.00	12/01/12	500,000	467,500
Bank of America Corp.	A	3.70	09/01/15	250,000	252,034
Barrick N.A. Finance LLC†	A-	4.40	05/30/21	350,000	348,377
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	279,364
Block Financial LLC	BBB	5.13	10/30/14	250,000	259,561
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	269,526
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	279,009
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	230,009
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	96,871
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	515,719
First Industrial LP	BB-	6.88	04/15/12	250,000	252,591
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	532,133
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	266,838
HCP, Inc.	BBB	5.65	12/15/13	250,000	273,916
Health Care REIT, Inc.	BBB-	3.63	03/15/16	100,000	100,632
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	267,777
Lincoln National Corp.	A-	4.85	06/24/21	100,000	98,770
Lincoln National Corp.	A-	5.65	08/27/12	200,000	209,578
Markel Corp.	BB	5.35	06/01/21	200,000	196,108
Markel Corp.	BBB	6.80	02/15/13	150,000	160,754
Morgan Stanley	A	4.00	07/24/15	250,000	254,423
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	271,661
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	337,781
Protective Life Corp.	A-	7.38	10/15/19	310,000	352,450
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	268,969
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	361,325
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	346,266

Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	252,279
Travelers Cos., Inc.	A-	3.90	11/01/20	100,000	96,667
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	260,952
					8,515,761
HEALTH CARE (3.0%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	285,263
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	213,668
Biogen Idec, Inc.	BBB+	6.88	03/01/18	250,000	291,953
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	266,756
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	361,531
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	258,546
WellPoint, Inc.	A-	4.35	08/15/20	250,000	252,446
Wyeth	AA	5.50	03/15/13	250,000	269,701
					2,199,864
INDUSTRIALS (3.4%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	262,111
Donnelley (R.R.) & Sons Co.	BB+	4.95	04/01/14	250,000	254,201
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	346,504
Masco Corp.	BBB	5.88	07/15/12	200,000	206,873
Pentair, Inc.	BBB-	5.00	05/15/21	350,000	349,488
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	250,000	258,989
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	270,515
Steelcase, Inc.	BBB-	6.50	08/15/11	250,000	251,395
Union Pacific Corp.	BBB+	6.13	01/15/12	300,000	308,420
					2,508,496
INFORMATION TECHNOLOGY (0.4%)
Avnet, Inc.	BBB-	5.88	06/15/20	250,000	263,985

MATERIALS (1.4%)
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	250,804
Geon Co.	BB-	7.50	12/15/15	250,000	260,000
Lubrizol Corp.	BBB+	5.50	10/01/14	250,000	280,297
Vulcan Materials Co.	BB	7.00	06/15/18	200,000	197,746
					988,847
TELECOMMUNICATION SERVICES (0.8%)
Alltel Corp.	A-	7.00	03/15/16	250,000	295,042
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	259,445
					554,487
UTILITIES (1.8%)
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	250,000	246,545
Arizona Public Svc. Co.	BBB	6.50	03/01/12	250,000	259,185
Entergy Corp.	BBB-	5.13	09/15/20	250,000	247,581
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	269,413
Progress Energy, Inc.	A	5.25	12/15/15	250,000	282,015
					1,304,739
TOTAL LONG-TERM DEBT SECURITIES (Cost: $68,466,778) 98.8%					71,879,258

TEMPORARY CASH INVESTMENTS (2) (Cost: $648,300) 0.9%					648,300

TOTAL INVESTMENTS (Cost: $69,115,078) 99.7%					72,527,558

OTHER NET ASSETS 0.3%					188,673

NET ASSETS 100.0%					$72,716,231

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.6%)
U.S. Treasury Bill	AAA	0.09	11/25/11	1,000,000	999,726
U.S. Treasury Bill	AAA	0.10	11/25/11	2,000,000	1,999,466
					2,999,192
U.S. GOVERNMENT AGENCIES (16.8%)
FHLB	AAA	0.06	07/27/11	5,500,000	5,499,743
FHLB	AAA	0.08	08/26/11	1,173,000	1,173,019
					6,672,762
COMMERCIAL PAPER (72.1%)
Abbott Laboratories†	A-1+	0.10	08/30/11	400,000	399,885
Abbott Laboratories†	A-1+	0.12	08/23/11	360,000	359,965
Abbott Laboratories†	A-1+	0.15	07/12/11	500,000	499,989
Air Products & Chemicals†	A-1	0.10	07/12/11	1,025,000	1,024,969
Bank of America Corp.	A-1	0.15	07/08/11	1,100,000	1,099,968
Bank of America Corp.	A-1	0.15	07/29/11	400,000	399,953
Coca-Cola Co.†	A-1	0.12	08/23/11	1,100,000	1,099,916
Coca-Cola Co.†	A-1	0.15	09/22/11	400,000	399,762
Danaher Corp.	A-1	0.14	08/24/11	1,500,000	1,499,455
Disney (Walt) Co.†	A-1	0.10	09/07/11	800,000	799,617
Disney (Walt) Co.†	A-1	0.11	08/12/11	700,000	699,910
Du Pont (E.I.) de Nemours & Co.†	A-1	0.15	07/15/11	800,000	799,953
Du Pont (E.I.) de Nemours & Co.†	A-1	0.15	07/25/11	700,000	699,930
eBay, Inc.†	A-1	0.12	08/10/11	400,000	399,948
Ecolab, Inc.†	A-1	0.10	07/06/11	1,000,000	999,986
Exxon Corp.	A-1+	0.10	08/12/11	1,500,000	1,499,825
General Electric Capital Corp.	A-1+	0.14	09/15/11	800,000	799,812
General Electric Capital Corp.	A-1+	0.16	08/25/11	400,000	399,984
General Electric Capital Svcs.	A-1+	0.13	08/15/11	300,000	299,952
Goldman Sachs Group, Inc.	A-1	0.20	09/19/11	1,400,000	1,399,150
Grainger (W.W.), Inc.	A-1+	0.11	07/06/11	400,000	399,994
Hewlett-Packard Co.†	A-1	0.07	07/18/11	1,500,000	1,499,950
Illinois Tool Works, Inc.†	A-1	0.09	07/25/11	1,100,000	1,099,934
Illinois Tool Works, Inc.†	A-1	0.11	07/14/11	400,000	399,984
Kimberly-Clark Worldwide†	A-1	0.07	07/18/11	1,500,000	1,499,950
National Rural Utilities	A-1	0.12	08/12/11	500,000	499,930
National Rural Utilities	A-1	0.13	07/12/11	400,000	399,984
National Rural Utilities	A-1	0.15	08/12/11	600,000	599,895
Nestle Capital Corp.†	A-1+	0.11	08/15/11	384,000	383,964
Nestle Capital Corp.†	A-1+	0.12	08/08/11	250,000	249,968
Novartis Finance Corp.†	A-1+	0.12	10/11/11	1,000,000	999,456
PepsiCo, Inc.†	A-1	0.08	08/16/11	1,050,000	1,049,893
PepsiCo, Inc.†	A-1	0.11	09/01/11	450,000	449,811
Private Export Fund Corp.†	A-1	0.09	08/01/11	300,000	299,977
Private Export Fund Corp.†	A-1	0.10	07/07/11	1,200,000	1,199,980
Toyota Motor Credit Corp.	A-1+	0.15	08/12/11	400,000	399,930
Toyota Motor Credit Corp.	A-1+	0.19	08/25/11	400,000	399,949
Toyota Motor Credit Corp.	A-1+	0.24	08/01/11	700,000	699,927
Wal-Mart Stores, Inc.†	A-1+	0.05	07/11/11	500,000	499,993
					28,614,398
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $38,286,540) 96.5%					38,286,352

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,300,000) 3.3%	1,300,000

TOTAL INVESTMENTS (Cost: $39,586,540) 99.8%	39,586,352

OTHER NET ASSETS 0.2%	81,680

NET ASSETS 100.0%	$39,668,032

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2011, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$47,106	0.1%
SMALL CAP VALUE FUND	$36,684	0.5%
BOND FUND	$1,358,160	1.9%
MONEY MARKET FUND	$17,816,690	44.9%

(1)        This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2011, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	11	E-mini S&P 500 Stock Index	P	September 2011	$723,525	$19,310	1.7%
EQUITY INDEX FUND	26	E-mini S&P 500 Stock Index	P	September 2011	$1,710,150	$57,005	3.1%
MID-CAP EQUITY INDEX FUND	13	E-mini S&P MidCap 400 Stock Index	P	September 2011	$1,269,450	$47,865	3.7%

(a)     Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.  The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)     The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2011 was 0.15%.

(3)     The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2011 was 0.10%.

(4)     U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 — quoted prices in active markets for identical securities.

•                  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2011, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of June 30, 2011. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2011, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$24,408,703	—	—	$24,408,703
Common Stock - Active	$16,059,371	$47,106	—	$16,106,477
Convertible Preferred Stock	$27,455	—	—	$27,455
Short-Term Debt Securities	—	$399,985	—	$399,985
Temporary Cash Investments	—	$1,078,800	—	$1,078,800
	$40,495,529	$1,525,891	—	$42,021,420

Equity Index Fund
Common Stock	$53,197,937	—	—	$53,197,937
Short-Term Debt Securities	—	$1,099,938	—	$1,099,938
Temporary Cash Investments	—	$623,400	—	$623,400
	$53,197,937	$1,723,338	—	$54,921,275

Mid-Cap Equity Index Fund
Common Stock	$33,263,746	—	—	$33,263,746
Short-Term Debt Securities	—	$499,972	—	$499,972
Temporary Cash Investments	—	$734,800	—	$734,800
	$33,263,746	$1,234,772	—	$34,498,518
Small Cap Value Fund
Common Stock	$7,166,552	$36,684	—	$7,203,236
Convertible Preferred Stock	$24,435	—	—	$24,435
Temporary Cash Investments	—	$400,000	—	$400,000
	$7,190,987	$436,684	—	$7,627,671
Small Cap Growth Fund
Common Stock	$6,658,842	—	—	$6,658,842
Temporary Cash Investments	—	$500,000	—	$500,000
	$6,658,842	$500,000	—	$7,158,842

Bond Fund
U.S. Government Debt	—	$22,925,770	—	$22,925,770
U.S. Agency Residential Mortgage-Backed Obligations	—	$22,939,441	—	$22,939,441
Corporate Debt	—	$26,014,047	—	$26,014,047
Temporary Cash Investments	—	$648,300	—	$648,300
	—	$72,527,558	—	$72,527,558

Money Market Fund
U.S. Government Debt	—	$2,999,192	—	$2,999,192
U.S. Government Agency Short-Term Debt	—	$6,672,762	—	$6,672,762
Commercial Paper	—	$28,614,398	—	$28,614,398
Temporary Cash Investments	—	$1,300,000	—	$1,300,000
	—	$39,586,352	—	$39,586,352
Other Financial Instruments:*
All America Fund	$19,310	—	—	$19,310
Equity Index Fund	$57,005	—	—	$57,005
Mid-Cap Equity Index Fund	$47,865	—	—	$47,865

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

	Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)
	for the Six Months Ended June 30, 2011
						Net Change in
		Change in				Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	June 30,	June 30, 2011 Included
	2010	(Losses) (b)	Level 3	Level 3 (c)	2011	in Statement of Operations
All America Fund - Active Common Stock	$51,032	—	—	$(51,032)	—	—
Small Cap Value Fund - Common Stock	$39,741	—	—	$(39,741)	—	—

(b)         Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations.

(c)          Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described under Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is  no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.  The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2011 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$8,620,704	$12,068,430	$7,073,942	$1,564,017
Unrealized Depreciation	(3,766,839)	(5,732,213)	(2,594,795)	(205,378)
Net	$4,853,865	$6,336,217	$4,479,147	$1,358,639
Tax Cost of Investments	$37,167,555	$48,585,058	$30,019,371	$6,269,032

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$1,742,728	$3,565,265	$958
Unrealized Depreciation	(99,381)	(152,786)	(1,150)
Net	$1,643,347	$3,412,479	$(192)
Tax Cost of Investments	$5,515,495	$69,115,079	$39,586,544

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)             The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)       The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 2, 2011

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: September 2, 2011